DODGE & COX STOCK FUND
Portfolio of Investments (unaudited)
                March 31, 2026
Common Stocks: 98.7%
	Shares	Value
Communication Services: 10.8%
Media & Entertainment: 8.1%
Alphabet, Inc., Class A	8,335,300	$2,396,898,868
Alphabet, Inc., Class C	5,635,760	1,616,674,113
Charter Communications, Inc., Class A(a)(b)	9,791,376	2,113,762,251
Fox Corp., Class A	9,008,675	526,106,620
Fox Corp., Class B	5,283,865	280,573,231
Meta Platforms, Inc., Class A	3,492,200	1,997,992,386
News Corp., Class A	9,974,090	248,654,064
Versant Media Group, Inc., Class A	3,016,743	111,679,826
		9,292,341,359
Telecommunication Services: 2.7%
Comcast Corp., Class A	75,418,594	2,165,267,834
T-Mobile U.S., Inc.	4,664,337	979,650,700
		3,144,918,534
		12,437,259,893
Consumer Discretionary: 3.8%
Consumer Discretionary Distribution & Retail: 1.8%
Amazon.com, Inc.(b)	9,750,900	2,030,819,943
Consumer Durables & Apparel: 0.3%
VF Corp.(a)	20,755,300	352,632,547
Consumer Services: 1.7%
Booking Holdings, Inc.	474,630	1,998,344,181
		4,381,796,671
Consumer Staples: 2.6%
Food, Beverage & Tobacco: 2.6%
Anheuser-Busch InBev SA/NV ADR (Belgium)	22,149,085	1,536,482,026
Archer-Daniels-Midland Co.	11,515,000	837,025,350
Molson Coors Beverage Co., Class B(a)	13,942,525	600,365,127
		2,973,872,503
Energy: 5.1%
Baker Hughes Co., Class A	26,710,766	1,630,692,264
ConocoPhillips	7,063,334	932,360,088
Occidental Petroleum Corp.(a)	50,637,640	3,291,446,600
		5,854,498,952
Financials: 20.2%
Banks: 2.1%
First Citizens BancShares, Inc., Class A	300,700	566,717,262
Wells Fargo & Co.	22,422,541	1,785,058,489
		2,351,775,751
Financial Services: 12.7%
Brookfield Corp. (Canada)	28,220,550	1,142,085,659
Capital One Financial Corp.	6,347,635	1,157,999,053
Fidelity National Information Services, Inc.(a)	33,304,400	1,562,309,404
Fiserv, Inc.(a)(b)	31,869,400	1,778,312,520
LPL Financial Holdings, Inc.	2,790,827	839,564,487
State Street Corp.	2,682,300	339,471,888
The Bank of New York Mellon Corp.	17,325,624	2,055,338,775
The Charles Schwab Corp.	51,357,235	4,826,552,945
The Goldman Sachs Group, Inc.	1,000,400	846,328,396
		14,547,963,127

	Shares	Value
Insurance: 5.4%
Aegon, Ltd., NY Shs (Netherlands)	41,197,939	$299,097,037
Aon PLC, Class A	3,684,200	1,189,186,076
Arthur J Gallagher & Co.	5,021,100	1,087,469,838
MetLife, Inc.(a)	37,597,542	2,658,898,170
Willis Towers Watson PLC	3,503,157	1,018,367,740
		6,253,018,861
		23,152,757,739
Health Care: 23.5%
Health Care Equipment & Services: 10.1%
Baxter International, Inc.(a)	38,623,700	648,878,160
CVS Health Corp.	33,887,094	2,433,771,091
GE HealthCare Technologies, Inc.	21,100,966	1,501,966,760
Humana, Inc.(a)	7,551,500	1,309,354,585
Medtronic PLC	5,743,900	497,708,935
The Cigna Group	7,738,972	2,064,370,781
UnitedHealth Group, Inc.	6,502,260	1,759,446,533
Zimmer Biomet Holdings, Inc.(a)	15,549,900	1,406,021,958
		11,621,518,803
Pharmaceuticals, Biotechnology & Life Sciences: 13.4%
Alnylam Pharmaceuticals, Inc.(b)	1,233,200	408,028,884
Avantor, Inc.(a)(b)	74,871,715	586,994,246
BioMarin Pharmaceutical, Inc.(a)(b)	9,769,625	551,886,116
Bristol-Myers Squibb Co.	3,201,639	194,179,405
Elanco Animal Health, Inc.(a)(b)	45,270,700	1,083,327,851
Gilead Sciences, Inc.	18,093,312	2,521,664,894
GSK PLC ADR (United Kingdom)	42,980,277	2,372,081,488
Haleon PLC ADR (United Kingdom)	107,251,461	1,073,587,125
Incyte Corp.(b)	8,281,428	779,448,003
Neurocrine Biosciences, Inc.(b)	3,964,000	522,217,360
Novartis AG ADR (Switzerland)	5,087,508	777,116,847
Novo Nordisk A/S ADR, Class B (Denmark)	15,240,800	560,099,400
Regeneron Pharmaceuticals, Inc.	2,908,804	2,247,458,323
Roche Holding AG ADR (Switzerland)	12,947,699	643,630,117
Sanofi SA ADR (France)	21,432,924	1,032,638,278
		15,354,358,337
		26,975,877,140
Industrials: 14.9%
Capital Goods: 11.2%
Carrier Global Corp.	20,376,079	1,147,377,009
Fortive Corp.(a)	28,207,775	1,559,325,802
Johnson Controls International PLC	28,178,817	3,690,016,086
RTX Corp.	24,122,000	4,653,133,800
Sunbelt Rentals Holdings, Inc.(a)	26,496,300	1,724,644,167
		12,774,496,864
Commercial & Professional Services: 0.6%
TransUnion(a)	10,063,200	696,272,808
Transportation: 3.1%
FedEx Corp.	6,754,811	2,405,928,582
Norfolk Southern Corp.	4,118,672	1,182,058,864
		3,587,987,446
		17,058,757,118
1 / Dodge & Cox Stock FundSee accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
                March 31, 2026
Common Stocks (continued)
		Shares	Value
Information Technology: 9.7%
Semiconductors & Semiconductor Equipment: 2.7%
Microchip Technology, Inc.		4,227,400	$273,132,314
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	TWD	50,667,700	2,856,413,728
			3,129,546,042
Software & Services: 4.2%
Adobe, Inc.(b)		1,884,700	458,132,876
Cognizant Technology Solutions Corp., Class A		11,098,377	680,885,429
Microsoft Corp.		7,653,900	2,833,244,163
Roper Technologies, Inc.		2,263,653	801,016,250
			4,773,278,718
Technology, Hardware & Equipment: 2.8%
HP, Inc.		31,200,956	599,370,365
Ralliant Corp.(a)		9,146,776	380,414,414
TE Connectivity PLC (Switzerland)		7,228,675	1,510,937,648
Teledyne Technologies, Inc.(b)		1,218,100	736,962,681
			3,227,685,108
			11,130,509,868
Materials: 4.0%
Air Products & Chemicals, Inc.		6,137,551	1,782,897,190
Celanese Corp.(a)		10,127,698	666,098,698
International Flavors & Fragrances, Inc.(a)		17,514,000	1,270,640,700
LyondellBasell Industries NV, Class A		11,197,363	902,059,563
			4,621,696,151
Real Estate: 2.7%
Equity Real Estate Investment Trusts (Reits): 2.7%
Gaming & Leisure Properties, Inc. REIT		10,141,681	449,986,386
SBA Communications Corp. REIT, Class A(a)		7,757,000	1,335,057,270
Sun Communities, Inc. REIT(a)		10,801,900	1,360,607,324
			3,145,650,980
Utilities: 1.4%
American Electric Power Co., Inc.		5,288,500	693,216,580
Dominion Energy, Inc.		13,776,200	851,644,684
			1,544,861,264
Total Common Stocks (Cost $81,625,082,609)			$113,277,538,279
Short-Term Investments: 1.0%
	Par Value/ Shares	Value
Repurchase Agreements: 0.4%
Bank of America(c) 3.65%, dated 3/31/26, due 4/1/26, maturity value $125,012,674	$125,000,000	125,000,000

	Par Value/ Shares	Value
Fixed Income Clearing Corp.(c) 1.35%, dated 3/31/26, due 4/1/26, maturity value $112,497,131	$112,492,913	112,492,913
Fixed Income Clearing Corp.(c) 3.63%, dated 3/31/26, due 4/1/26, maturity value $85,008,571	85,000,000	85,000,000
Standard Chartered(c) 3.65%, dated 3/31/26, due 4/1/26, maturity value $75,007,604	75,000,000	75,000,000
		397,492,913
Money Market Fund: 0.6%
State Street Institutional U.S. Government Money Market Fund - Premier Class	698,748,579	698,748,579
Total Short-Term Investments (Cost $1,096,241,492)		$1,096,241,492
Total Investments In Securities (Cost $82,721,324,101)	99.7%	$114,373,779,771
Other Assets Less Liabilities	0.3%	374,506,536
Net Assets	100.0%	$114,748,286,307
(a)	See below regarding holdings of 5% voting securities
(b)	Non-income producing
(c)
Repurchase agreements are collateralized by:
Fixed Income Clearing Corporation: U.S. Treasury Notes 3.75%-4.625%,
6/30/27-11/15/55. Total collateral value is $201,442,836.
Bank of America: U.S. Treasury Bond 4.625%, 2/15/46. U.S. Treasury
Notes 3.625%-4.875%, 12/15/27-3/31/32. Total collateral value is
$127,512,928.
Standard Chartered: U.S. Treasury Notes 0.625%-4.625%, 8/15/26-5/15/33.
U.S. Treasury Inflation Indexed Notes 0.125%-1.375%, 1/15/30-7/15/33.
Total collateral value is $76,507,809.

The Fund usually classifies a company or issuer based on its country of risk, but may designate a different country in certain circumstances.

ADR: American Depositary Receipt
NY Shs: New York Registry Shares
USD United States Dollar
TWD Taiwan New Dollar
Holdings of 5% Voting Securities
Each of the companies listed below was considered to be an affiliate of the Fund because the Fund owned 5% or more of the company’s voting securities during all or part of the period ended March 31, 2026. Further detail on these holdings and related activity during the period appear below.
See accompanying Notes to Portfolio of InvestmentsDodge & Cox Stock Fund / 2

Portfolio of Investments (unaudited)
                March 31, 2026
Holdings of 5% Voting Securities  (continued)
	Value at Beginning of Period	Additions	Reductions	Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Value at End of Period	Dividend Income (net of foreign taxes, if any)
Common Stocks 23.5%
Communication Services 1.8%
Charter Communications, Inc., Class A(a)	$2,043,949,740	$—	$—	$—	$69,812,511	$2,113,762,251	$—
Consumer Discretionary 0.3%
VF Corp.	494,927,344	—	(129,586,871)	4,831,245	(17,539,171)	352,632,547	2,012,652
Consumer Staples 0.5%
Molson Coors Beverage Co., Class B	650,837,067	—	—	—	(50,471,940)	600,365,127	6,692,412
Energy 2.9%
Occidental Petroleum Corp.	2,249,138,173	—	(217,693,478)	37,318,986	1,222,682,919	3,291,446,600	13,643,848
Financials 5.2%
Fidelity National Information Services, Inc.	2,213,410,424	—	—	—	(651,101,020)	1,562,309,404	14,653,936
Fiserv, Inc.(a)	2,140,667,598	—	—	—	(362,355,078)	1,778,312,520	—
MetLife, Inc.	3,018,580,187	—	(49,425,712)	7,414,233	(317,670,538)	2,658,898,170	21,664,166
						5,999,520,094
Health Care 4.9%
Avantor, Inc.(a)	858,029,854	—	—	—	(271,035,608)	586,994,246	—
Baxter International, Inc.	738,098,907	—	—	—	(89,220,747)	648,878,160	386,237
BioMarin Pharmaceutical, Inc.(a)	580,608,814	—	—	—	(28,722,698)	551,886,116	—
Elanco Animal Health, Inc.(a)	1,202,171,227	—	(192,907,386)	(63,050,389)	137,114,399	1,083,327,851	—
Humana, Inc.	1,934,165,695	—	—	—	(624,811,110)	1,309,354,585	6,683,078
Zimmer Biomet Holdings, Inc.	1,398,247,008	—	—	—	7,774,950	1,406,021,958	3,731,976
						5,586,462,916
Industrials 3.5%
Fortive Corp.	1,577,182,690	—	(19,731,179)	(2,222,719)	4,097,010	1,559,325,802	1,692,467
Sunbelt Rentals Holdings, Inc.	1,807,712,315	—	—	—	(83,068,148)	1,724,644,167	—
TransUnion	555,514,225	284,750,751	—	—	(143,992,168)	696,272,808	1,257,900
						3,980,242,777
Information Technology 0.3%
Ralliant Corp.	401,851,772	48,717,956	—	—	(70,155,314)	380,414,414	457,339
Materials 1.7%
Celanese Corp.	428,199,071	—	—	—	237,899,627	666,098,698	303,831
International Flavors & Fragrances, Inc.	1,180,268,460	—	—	—	90,372,240	1,270,640,700	7,005,600
						1,936,739,398
Real Estate 2.4%
SBA Communications Corp. REIT, Class A	1,500,436,510	—	—	—	(165,379,240)	1,335,057,270	9,696,250
Sun Communities, Inc. REIT	1,356,603,853	—	(19,766,567)	(964,190)	24,734,228	1,360,607,324	12,098,128
						2,695,664,594
				$(16,672,834)	$(1,081,034,896)	$26,937,250,718	$101,979,820
(a)	Non-income producing
3 / Dodge & Cox Stock FundSee accompanying Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)
Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.
Portfolio holdings for which market quotes are readily available are valued at market value. Listed securities, for example, are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value a Fund receives upon sale of the securities.
Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.
If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by Dodge & Cox. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, as its "valuation designee", as permitted by Rule 2a-5 under the Investment Company Act of 1940, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, Risk, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.
As trading in securities on most foreign exchanges is normally completed before the close of the NYSE, the value of non-U.S. securities can change by the time the Fund calculates its net asset value. To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value non-U.S. securities at fair value. These adjustment factors are based on statistical analyses of subsequent movements and changes in U.S. markets and financial instruments trading in U.S. markets that represent foreign securities or baskets of securities.
Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
■ Level 1: Unadjusted quoted prices in active markets for identical securities
■ Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
■ Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s holdings at March 31, 2026:
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Securities
Common Stocks
Communication Services	$12,437,259,893	$—
Consumer Discretionary	4,381,796,671	—
Consumer Staples	2,973,872,503	—
Energy	5,854,498,952	—
Financials	23,152,757,739	—
Health Care	26,975,877,140	—
Industrials	17,058,757,118	—
Information Technology	8,274,096,140	2,856,413,728
Materials	4,621,696,151	—
Real Estate	3,145,650,980	—
Utilities	1,544,861,264	—
Short-Term Investments
Repurchase Agreements	—	397,492,913
Money Market Fund	698,748,579	—
Total Securities	$111,119,873,130	$3,253,906,641
Security transactions. Security transactions are recorded on the trade date.
Dodge & Cox Stock Fund / 4

DODGE & COX GLOBAL STOCK FUND
Consolidated Portfolio of Investments (unaudited)
                March 31, 2026
Common Stocks: 95.7%
	Shares	Value
Communication Services: 8.4%
Media & Entertainment: 6.9%
Alphabet, Inc., Class C (United States)	1,424,680	$408,683,705
Charter Communications, Inc., Class A(a) (United States)	789,197	170,371,849
Meta Platforms, Inc., Class A (United States)	245,800	140,629,554
Tencent Holdings, Ltd. (China)	1,566,800	98,915,065
Versant Media Group, Inc., Class A (United States)	255,356	9,453,279
		828,053,452
Telecommunication Services: 1.5%
Comcast Corp., Class A (United States)	6,383,900	183,281,769
		1,011,335,221
Consumer Discretionary: 7.9%
Automobiles & Components: 0.4%
Stellantis NV (Netherlands)	6,070,123	43,250,556
Consumer Discretionary Distribution & Retail: 4.4%
Alibaba Group Holding, Ltd. ADR (China)	835,800	104,859,468
Amazon.com, Inc.(a) (United States)	883,000	183,902,410
Coupang, Inc., Class A(a) (South Korea)	9,438,857	178,205,620
PDD Holdings, Inc. ADR, Class A(a) (China)	653,100	66,733,758
		533,701,256
Consumer Durables & Apparel: 0.9%
adidas AG (Germany)	404,600	63,759,369
VF Corp. (United States)	2,421,200	41,136,188
		104,895,557
Consumer Services: 2.2%
Booking Holdings, Inc. (United States)	50,800	213,884,256
Entain PLC (United Kingdom)	5,781,690	43,658,561
Ollamani SAB(a) (Mexico)	1,733,141	7,083,221
		264,626,038
		946,473,407
Consumer Staples: 2.3%
Consumer Staples Distribution & Retail: 0.5%
Wal-Mart de Mexico SAB de CV (Mexico)	20,064,100	65,421,303
Food, Beverage & Tobacco: 1.1%
Anheuser-Busch InBev SA/NV (Belgium)	1,346,800	93,454,791
Archer-Daniels-Midland Co. (United States)	486,900	35,392,761
		128,847,552
Household & Personal Products: 0.7%
Reckitt Benckiser Group PLC (United Kingdom)	1,141,104	77,438,367
		271,707,222
Energy: 5.2%
BP PLC (United Kingdom)	20,023,200	157,834,597
Occidental Petroleum Corp. (United States)	3,115,708	202,521,020
Suncor Energy, Inc. (Canada)	2,187,200	144,595,792
TotalEnergies SE (France)	1,335,700	123,329,536
		628,280,945

	Shares	Value
Financials: 22.2%
Banks: 5.5%
Axis Bank, Ltd. (India)	11,375,000	$145,321,223
Banco Santander SA (Spain)	10,994,894	124,410,750
BNP Paribas SA, Class A (France)	1,603,400	152,741,501
Credicorp, Ltd. (Peru)	213,600	72,448,848
HDFC Bank, Ltd. (India)	21,035,501	168,049,864
		662,972,186
Financial Services: 9.3%
Brookfield Corp. (Canada)	3,493,000	141,361,710
Fidelity National Information Services, Inc. (United States)	2,310,000	108,362,100
Fiserv, Inc.(a) (United States)	3,187,000	177,834,600
Julius Baer Group, Ltd. (Switzerland)	1,896,500	139,750,353
London Stock Exchange Group PLC (United Kingdom)	518,500	61,279,401
LPL Financial Holdings, Inc. (United States)	236,424	71,123,432
The Charles Schwab Corp. (United States)	3,359,900	315,763,402
XP, Inc., Class A (Brazil)	5,246,484	99,893,056
		1,115,368,054
Insurance: 7.4%
AIA Group, Ltd. (Hong Kong)	18,467,300	207,458,860
Aon PLC, Class A (United States)	387,100	124,948,138
Arthur J Gallagher & Co. (United States)	398,700	86,350,446
Aviva PLC (United Kingdom)	10,935,943	87,110,432
MetLife, Inc. (United States)	1,205,200	85,231,744
Prudential PLC (Hong Kong)	13,275,900	185,136,824
Willis Towers Watson PLC (United States)	359,500	104,506,650
		880,743,094
		2,659,083,334
Health Care: 20.0%
Health Care Equipment & Services: 8.6%
Baxter International, Inc. (United States)	3,390,900	56,967,120
CVS Health Corp. (United States)	2,548,800	183,054,816
Fresenius Medical Care AG (Germany)	2,609,200	116,086,848
GE HealthCare Technologies, Inc. (United States)	1,621,900	115,446,842
Humana, Inc. (United States)	713,000	123,627,070
Koninklijke Philips NV (Netherlands)	2,000,000	54,779,413
The Cigna Group (United States)	522,638	139,413,686
UnitedHealth Group, Inc. (United States)	407,300	110,211,307
Zimmer Biomet Holdings, Inc. (United States)	1,487,400	134,490,708
		1,034,077,810
Pharmaceuticals, Biotechnology & Life Sciences: 11.4%
Alnylam Pharmaceuticals, Inc.(a) (United States)	161,841	53,548,332
Avantor, Inc.(a) (United States)	7,756,600	60,811,744
Bayer AG (Germany)	4,972,220	226,042,423
BioMarin Pharmaceutical, Inc.(a) (United States)	758,500	42,847,665
BioNTech SE ADR(a) (Germany)	525,778	46,731,149
Elanco Animal Health, Inc.(a) (United States)	2,644,753	63,288,939
GSK PLC (United Kingdom)	11,150,220	305,793,280
Haleon PLC (United Kingdom)	30,518,800	151,065,868
Incyte Corp.(a) (United States)	447,780	42,145,054
1 / Dodge & Cox Global Stock FundSee accompanying Notes to Consolidated Portfolio of Investments

Consolidated Portfolio of Investments (unaudited)
                March 31, 2026
Common Stocks (continued)
	Shares	Value
Neurocrine Biosciences, Inc.(a) (United States)	151,163	$19,914,214
Novo Nordisk A/S, Class B (Denmark)	1,613,200	59,445,095
Regeneron Pharmaceuticals, Inc. (United States)	281,552	217,538,337
Roche Holding AG (Switzerland)	204,900	80,908,012
		1,370,080,112
		2,404,157,922
Industrials: 11.6%
Capital Goods: 8.2%
Daikin Industries, Ltd. (Japan)	688,600	83,538,108
Fortive Corp. (United States)	2,495,414	137,946,486
Johnson Controls International PLC (United States)	1,559,503	204,216,918
RTX Corp. (United States)	1,963,500	378,759,150
Sunbelt Rentals Holdings, Inc. (United States)	2,675,100	174,122,259
		978,582,921
Commercial & Professional Services: 0.7%
TransUnion (United States)	1,293,500	89,497,265
Transportation: 2.7%
DHL Group (Germany)	1,769,200	91,239,755
FedEx Corp. (United States)	336,600	119,890,188
Norfolk Southern Corp. (United States)	399,100	114,541,700
		325,671,643
		1,393,751,829
Information Technology: 9.7%
Semiconductors & Semiconductor Equipment: 6.6%
Infineon Technologies AG (Germany)	4,115,800	180,840,878
SK hynix, Inc. (South Korea)	227,575	123,776,371
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	8,642,700	487,235,989
		791,853,238
Software & Services: 2.4%
Microsoft Corp. (United States)	576,200	213,291,954
Roper Technologies, Inc. (United States)	201,623	71,346,315
		284,638,269
Technology, Hardware & Equipment: 0.7%
Ralliant Corp. (United States)	775,727	32,262,486
TE Connectivity PLC (Switzerland)	282,315	59,009,481
		91,271,967
		1,167,763,474
Materials: 6.6%
Air Products & Chemicals, Inc. (United States)	503,200	146,174,568
Akzo Nobel NV (Netherlands)	2,177,500	124,956,179
Celanese Corp. (United States)	934,000	61,429,180
Cemex SAB de CV ADR (Mexico)	5,079,300	58,107,192
DSM-Firmenich AG (Switzerland)	243,900	17,419,497
Glencore PLC (Australia)	16,550,900	126,117,917
International Flavors & Fragrances, Inc. (United States)	2,447,927	177,597,104
LyondellBasell Industries NV, Class A (United States)	1,057,300	85,176,088
		796,977,725
Real Estate: 1.1%
Equity Real Estate Investment Trusts (Reits): 1.1%
SBA Communications Corp. REIT, Class A (United States)	757,400	130,356,114

	Shares	Value
Utilities: 0.7%
American Electric Power Co., Inc. (United States)	638,600	$83,707,688
Total Common Stocks (Cost $8,835,390,759)		$11,493,594,881
Preferred Stocks: 2.3%
	Shares	Value
Financials: 1.5%
Banks: 1.5%
Itau Unibanco Holding SA, Pfd (Brazil)	21,929,340	$184,076,316
Information Technology: 0.8%
Technology, Hardware & Equipment: 0.8%
Samsung Electronics Co., Ltd., Pfd (South Korea)	1,140,030	90,770,919
Total Preferred Stocks (Cost $94,789,260)		$274,847,235
Short-Term Investments: 1.7%
	Par Value/ Shares	Value
Repurchase Agreements: 0.9%
Fixed Income Clearing Corp.(b) 3.63%, dated 3/31/26, due 4/1/26, maturity value $98,009,882	$98,000,000	98,000,000
Fixed Income Clearing Corp.(b) 1.35%, dated 3/31/26, due 4/1/26, maturity value $11,703,468	11,703,029	11,703,029
		109,703,029
Money Market Fund: 0.8%
State Street Institutional U.S. Government Money Market Fund - Premier Class	97,430,438	97,430,438
Total Short-Term Investments (Cost $207,133,467)		$207,133,467
Total Investments In Securities (Cost $9,137,313,486)	99.7%	$11,975,575,583
Other Assets Less Liabilities	0.3%	31,959,607
Net Assets	100.0%	$12,007,535,190
(a)	Non-income producing
(b)	Repurchase agreement is collateralized by U.S. Treasury Notes 3.75%- 4.625%, 6/30/27-11/15/55. Total collateral value is $111,897,165.
The Fund usually classifies a company or issuer based on its country of risk, but may designate a different country in certain circumstances.

ADR: American Depositary Receipt
USD United States Dollar
See accompanying Notes to Consolidated Portfolio of InvestmentsDodge & Cox Global Stock Fund / 2

Consolidated Portfolio of Investments (unaudited)
                March 31, 2026
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Index	389	6/18/26	$127,801,088	$(3,194,546)
MSCI EAFE Index	375	6/19/26	54,395,625	(499,930)
MSCI Emerging Markets Index	340	6/19/26	24,728,200	(738,269)
				$(4,432,745)
Currency Forward Contracts
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
CNH: Chinese Yuan Renminbi
Citibank	4/1/26	USD	3,034,463	CNH	21,000,000	$(14,473)
Citibank	4/1/26	CNH	10,523,385	USD	1,520,604	7,259
Wells Fargo	4/1/26	CNH	10,476,615	USD	1,514,240	6,833
Barclays	4/2/26	CNH	15,000,000	USD	2,171,892	5,919
Citibank	4/2/26	USD	2,172,968	CNH	15,000,000	(4,843)
Bank of America	4/17/26	USD	9,089,626	CNH	63,884,617	(195,816)
Bank of America	4/17/26	USD	9,113,992	CNH	64,057,692	(196,605)
Citibank	4/17/26	USD	9,121,519	CNH	64,057,692	(189,078)
Citibank	4/17/26	CNH	21,000,000	USD	3,037,931	14,358
Citibank	4/17/26	CNH	15,000,000	USD	2,175,404	4,802
Citibank	4/17/26	CNH	38,000,000	USD	5,511,557	11,632
HSBC	4/24/26	USD	7,541,217	CNH	53,085,640	(178,322)
HSBC	5/15/26	USD	536,109	CNH	3,750,187	(10,019)
HSBC	5/15/26	USD	536,044	CNH	3,749,625	(10,002)
HSBC	5/15/26	USD	535,680	CNH	3,750,188	(10,448)
State Street	5/15/26	USD	534,554	CNH	3,750,000	(11,547)
Bank of America	5/22/26	USD	3,237,370	CNH	22,757,740	(78,369)
HSBC	5/22/26	USD	3,234,827	CNH	22,723,040	(75,857)
HSBC	5/22/26	USD	3,232,582	CNH	22,729,574	(79,054)
State Street	5/22/26	USD	3,235,527	CNH	22,729,574	(76,109)
HSBC	6/12/26	USD	965,747	CNH	6,759,168	(20,455)
HSBC	6/12/26	USD	965,664	CNH	6,759,168	(20,537)
JPMorgan	6/12/26	USD	965,409	CNH	6,758,154	(20,645)
Bank of America	6/26/26	USD	7,285,617	CNH	51,009,520	(163,958)
Citibank	7/10/26	CNH	82,000,000	USD	12,017,205	(30,566)
HSBC	7/10/26	USD	8,467,631	CNH	59,216,683	(188,577)
HSBC	7/10/26	USD	8,466,299	CNH	59,216,683	(189,908)
JPMorgan	7/10/26	USD	8,462,551	CNH	59,215,430	(193,474)
JPMorgan	7/10/26	USD	8,490,275	CNH	59,373,341	(188,833)
HSBC	7/17/26	USD	4,617,273	CNH	32,319,529	(109,324)
HSBC	7/17/26	USD	17,820,738	CNH	125,000,000	(459,996)
UBS	7/17/26	USD	4,607,328	CNH	32,240,701	(107,741)
UBS	7/17/26	USD	4,606,405	CNH	32,239,771	(108,528)
HSBC	8/14/26	USD	8,167,670	CNH	57,373,800	(238,501)
HSBC	8/14/26	USD	6,116,033	CNH	42,965,130	(179,040)
UBS	8/14/26	USD	8,170,148	CNH	57,390,388	(238,454)
UBS	8/14/26	USD	8,168,254	CNH	57,377,086	(238,398)
Bank of America	9/11/26	USD	7,310,224	CNH	50,971,266	(171,687)
Goldman Sachs	9/11/26	USD	7,309,071	CNH	50,971,266	(172,840)
UBS	9/11/26	USD	7,330,777	CNH	51,110,913	(171,632)
UBS	9/11/26	USD	7,309,416	CNH	50,984,638	(174,458)
Citibank	9/18/26	USD	5,828,381	CNH	40,666,657	(143,710)
Citibank	9/18/26	USD	5,834,445	CNH	40,666,664	(137,647)
HSBC	9/18/26	USD	5,831,935	CNH	40,666,664	(140,158)
Morgan Stanley	9/18/26	USD	5,829,510	CNH	40,666,661	(142,582)
Barclays	10/16/26	USD	3,915,546	CNH	27,411,956	(117,418)
UBS	10/16/26	USD	3,914,999	CNH	27,411,647	(117,920)
UBS	10/16/26	USD	3,915,222	CNH	27,411,647	(117,697)
UBS	10/16/26	USD	3,912,931	CNH	27,411,647	(119,988)
Bank of America	12/11/26	USD	4,821,453	CNH	32,762,738	(16,057)
Citibank	12/11/26	USD	4,814,366	CNH	32,762,721	(23,142)
Citibank	1/8/27	USD	4,940,222	CNH	33,667,116	(39,763)
3 / Dodge & Cox Global Stock FundSee accompanying Notes to Consolidated Portfolio of Investments

Consolidated Portfolio of Investments (unaudited)
                March 31, 2026
Currency Forward Contracts  (continued)
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Goldman Sachs	1/8/27	USD	4,940,235	CNH	33,663,750	$(39,252)
HSBC	1/8/27	USD	4,825,537	CNH	32,762,739	(20,674)
State Street	1/15/27	USD	1,042,779	CNH	7,116,631	(10,374)
Citibank	1/29/27	USD	1,044,001	CNH	7,116,643	(10,099)
HSBC	1/29/27	USD	4,940,960	CNH	33,663,750	(45,236)
State Street	1/29/27	USD	1,044,064	CNH	7,116,642	(10,036)
Citibank	3/12/27	USD	7,305,978	CNH	49,213,799	(3,151)
UBS	3/12/27	USD	10,720,258	CNH	72,213,799	(4,782)
TWD: Taiwan Dollar
Bank of America	4/17/26	TWD	8,750,057	USD	277,515	(4,228)
Citibank	4/17/26	TWD	145,000,000	USD	4,652,058	(123,327)
Citibank	4/17/26	TWD	24,000,000	USD	758,126	(8,543)
HSBC	4/17/26	USD	1,981,147	TWD	62,000,000	44,724
HSBC	4/17/26	USD	4,168,199	TWD	113,500,057	623,294
JPMorgan	4/17/26	USD	1,981,970	TWD	62,000,000	45,548
UBS	4/17/26	USD	3,853,549	TWD	118,250,000	160,291
UBS	4/17/26	TWD	178,000,000	USD	5,631,129	(71,722)
HSBC	4/24/26	USD	3,861,661	TWD	118,329,019	168,841
HSBC	4/24/26	USD	3,863,691	TWD	118,170,981	175,803
HSBC	4/24/26	USD	4,173,557	TWD	113,499,886	631,445
Morgan Stanley	4/24/26	TWD	349,999,886	USD	11,051,465	(128,646)
Citibank	5/15/26	TWD	108,000,000	USD	3,421,728	(56,830)
UBS	5/15/26	USD	3,422,734	TWD	97,116,666	396,923
UBS	5/15/26	USD	3,419,962	TWD	97,116,666	394,150
UBS	5/15/26	USD	3,416,954	TWD	97,116,666	391,142
UBS	5/15/26	USD	3,414,431	TWD	97,116,667	388,619
UBS	5/15/26	TWD	140,161,102	USD	4,427,701	(60,777)
UBS	5/15/26	TWD	140,305,563	USD	4,429,397	(57,971)
Citibank	5/22/26	USD	2,551,493	TWD	71,107,555	336,782
Citibank	5/22/26	TWD	18,500,000	USD	585,999	(9,800)
HSBC	5/22/26	USD	2,542,661	TWD	71,118,223	327,618
HSBC	5/22/26	USD	2,544,480	TWD	71,118,222	329,438
Morgan Stanley	5/22/26	TWD	97,422,000	USD	3,074,219	(39,921)
Morgan Stanley	5/22/26	TWD	97,422,000	USD	3,077,035	(42,737)
Citibank	5/29/26	TWD	35,500,000	USD	1,125,127	(19,820)
HSBC	5/29/26	USD	4,202,390	TWD	113,653,642	663,740
HSBC	5/29/26	TWD	152,547,687	USD	4,889,349	(139,717)
JPMorgan	5/29/26	USD	4,155,772	TWD	113,473,341	622,735
Morgan Stanley	5/29/26	TWD	152,452,313	USD	4,874,574	(127,912)
UBS	5/29/26	USD	4,187,369	TWD	113,373,017	657,456
HSBC	6/5/26	TWD	150,000,000	USD	4,780,572	(111,529)
JPMorgan	6/5/26	USD	4,023,905	TWD	110,979,287	569,458
Morgan Stanley	6/5/26	TWD	144,000,000	USD	4,563,027	(80,746)
UBS	6/5/26	USD	4,045,909	TWD	110,979,288	591,462
UBS	6/5/26	USD	4,044,506	TWD	111,062,137	587,480
UBS	6/5/26	USD	4,036,638	TWD	110,979,288	582,191
UBS	6/5/26	TWD	150,000,000	USD	4,778,835	(109,793)
Bank of America	6/12/26	TWD	264,000,000	USD	8,343,605	(127,582)
HSBC	6/12/26	USD	5,970,546	TWD	168,250,000	734,388
Morgan Stanley	6/12/26	TWD	153,000,000	USD	4,899,135	(137,576)
Standard Chartered	6/12/26	TWD	87,741,587	USD	2,781,738	(51,106)
UBS	6/12/26	USD	6,001,727	TWD	168,258,412	765,306
UBS	6/12/26	USD	5,981,624	TWD	168,233,175	745,989
Citibank	6/26/26	TWD	96,000,000	USD	3,039,802	(53,242)
JPMorgan	6/26/26	USD	4,948,373	TWD	136,649,322	697,212
JPMorgan	6/26/26	TWD	150,000,000	USD	4,749,842	(83,341)
UBS	6/26/26	USD	4,937,587	TWD	136,450,226	692,620
UBS	6/26/26	USD	4,922,802	TWD	136,450,226	677,835
UBS	6/26/26	USD	4,932,768	TWD	136,450,226	687,801
UBS	6/26/26	TWD	150,000,000	USD	4,752,852	(86,351)
UBS	6/26/26	TWD	150,000,000	USD	4,750,744	(84,244)
Citibank	7/10/26	USD	18,186,393	TWD	506,000,000	2,448,051
Citibank	7/10/26	USD	4,120,319	TWD	121,912,000	328,436
Citibank	7/10/26	TWD	459,000,000	USD	14,554,795	(278,315)
Citibank	7/10/26	TWD	362,912,000	USD	11,532,732	(244,919)
See accompanying Notes to Consolidated Portfolio of InvestmentsDodge & Cox Global Stock Fund / 4

Consolidated Portfolio of Investments (unaudited)
                March 31, 2026
Currency Forward Contracts  (continued)
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
HSBC	7/10/26	USD	18,187,046	TWD	506,000,000	$2,448,705
HSBC	7/10/26	TWD	312,000,000	USD	9,897,535	(193,261)
Bank of America	7/17/26	USD	2,506,455	TWD	69,466,398	345,916
Barclays	7/17/26	USD	2,511,017	TWD	69,499,930	349,435
Citibank	7/17/26	USD	2,497,485	TWD	69,500,000	335,900
HSBC	7/17/26	USD	2,506,169	TWD	69,533,672	343,538
HSBC	7/17/26	TWD	139,000,000	USD	4,400,823	(77,654)
UBS	7/17/26	TWD	139,000,000	USD	4,395,118	(71,949)
Citibank	7/24/26	USD	3,787,614	TWD	108,250,000	420,993
HSBC	7/24/26	TWD	216,489,175	USD	6,849,839	(116,934)
Standard Chartered	7/24/26	USD	3,815,269	TWD	108,239,175	448,984
Citibank	8/7/26	USD	3,807,386	TWD	108,255,412	440,924
Citibank	8/7/26	USD	3,799,635	TWD	108,255,413	433,173
Citibank	8/7/26	USD	3,557,468	TWD	103,750,000	331,112
Citibank	8/7/26	USD	3,571,552	TWD	103,750,000	345,196
HSBC	8/7/26	TWD	133,382,826	USD	4,231,017	(83,157)
Morgan Stanley	8/7/26	TWD	157,000,000	USD	5,016,616	(134,323)
Morgan Stanley	8/7/26	TWD	133,627,999	USD	4,238,391	(82,907)
HSBC	8/28/26	USD	5,372,674	TWD	158,198,395	453,830
HSBC	8/28/26	TWD	191,000,000	USD	6,060,991	(122,250)
HSBC	8/28/26	TWD	125,396,757	USD	3,985,278	(86,331)
Standard Chartered	8/28/26	USD	5,373,586	TWD	158,198,362	454,743
Bank of America	9/11/26	USD	4,067,589	TWD	117,960,094	400,226
Citibank	9/11/26	USD	4,087,571	TWD	118,000,000	418,967
Citibank	9/11/26	TWD	123,000,000	USD	3,908,981	(84,927)
Citibank	9/11/26	TWD	134,317,000	USD	4,253,230	(77,332)
State Street	9/11/26	TWD	91,683,000	USD	2,926,514	(76,102)
UBS	9/11/26	USD	4,067,589	TWD	117,960,095	400,226
UBS	9/11/26	USD	4,083,687	TWD	118,079,811	412,601
UBS	9/11/26	TWD	123,000,000	USD	3,908,857	(84,803)
Bank of America	9/18/26	USD	4,449,093	TWD	127,666,730	480,144
Citibank	9/18/26	USD	4,443,667	TWD	127,666,539	474,723
Citibank	9/18/26	TWD	123,000,000	USD	3,901,665	(77,797)
Citibank	9/18/26	TWD	130,000,000	USD	4,135,649	(94,163)
State Street	9/18/26	USD	4,410,819	TWD	127,666,731	441,869
UBS	9/18/26	TWD	33,000,000	USD	1,046,357	(20,441)
UBS	9/18/26	TWD	97,000,000	USD	3,069,426	(53,855)
Barclays	11/13/26	USD	9,993,461	TWD	300,353,479	656,805
Citibank	11/13/26	TWD	90,000,000	USD	2,868,160	(70,460)
UBS	11/13/26	TWD	124,000,000	USD	3,982,528	(127,919)
UBS	11/13/26	TWD	86,353,479	USD	2,739,554	(55,208)
Unrealized gain on currency forward contracts						27,355,591
Unrealized loss on currency forward contracts						(9,910,248)
Net unrealized gain on currency forward contracts						$17,445,343
The listed counterparty may be the parent company or one of its subsidiaries.
5 / Dodge & Cox Global Stock FundSee accompanying Notes to Consolidated Portfolio of Investments

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS (unaudited)
Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.
Portfolio holdings for which market quotes are readily available are valued at market value. Listed securities, for example, are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security. Exchange-traded derivatives are valued at the settlement price determined by the relevant exchange. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value a Fund receives upon sale of the securities.
Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. Currency forward contracts are valued based on the prevailing forward exchange rates of the underlying currencies. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.
If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by Dodge & Cox. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, as its "valuation designee", as permitted by Rule 2a-5 under the Investment Company Act of 1940, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, Risk, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.
As trading in securities on most foreign exchanges is normally completed before the close of the NYSE, the value of non-U.S. securities can change by the time the Fund calculates its net asset value. To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value non-U.S. securities at fair value. These adjustment factors are based on statistical analyses of subsequent movements and changes in U.S. markets and financial instruments trading in U.S. markets that represent foreign securities or baskets of securities.
Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
■ Level 1: Unadjusted quoted prices in active markets for identical securities
■ Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
■ Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s holdings at March 31, 2026:
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Securities
Common Stocks
Communication Services	$912,420,156	$98,915,065
Consumer Discretionary	795,804,921	150,668,486
Consumer Staples	100,814,064	170,893,158
Energy	347,116,812	281,164,133
Financials	1,387,824,126	1,271,259,208
Health Care	1,410,036,983	994,120,939
Industrials	1,218,973,966	174,777,863
Information Technology	375,910,236	791,853,238
Materials	528,484,132	268,493,593
Real Estate	130,356,114	—
Utilities	83,707,688	—
Preferred Stocks
Financials	184,076,316	—
Information Technology	—	90,770,919
Short-Term Investments
Repurchase Agreements	—	109,703,029
Money Market Fund	97,430,438	—
Dodge & Cox Global Stock Fund / 6

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS (unaudited)
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Total Securities	$7,572,955,952	$4,402,619,631
Other Investments
Futures Contracts
Depreciation	$(4,432,745)	$—
Currency Forward Contracts
Appreciation	—	27,355,591
Depreciation	—	(9,910,248)
Security transactions. Security transactions are recorded on the trade date.
7 / Dodge & Cox Global Stock Fund

DODGE & COX INTERNATIONAL STOCK FUND
Consolidated Portfolio of Investments (unaudited)
                March 31, 2026
Common Stocks: 95.4%
	Shares	Value
Communication Services: 5.2%
Media & Entertainment: 1.3%
NetEase, Inc. ADR (China)	2,024,726	$226,647,828
Tencent Holdings, Ltd. (China)	8,746,800	552,202,127
		778,849,955
Telecommunication Services: 3.9%
Cellnex Telecom SA(a)(b) (Spain)	25,525,500	828,748,370
Deutsche Telekom AG (Germany)	23,803,900	877,746,348
Liberty Global, Ltd., Class A(c) (Belgium)	2,056,861	24,867,449
Liberty Global, Ltd., Class C(c) (Belgium)	5,063,468	59,394,480
Millicom International Cellular SA (Guatemala)	7,551,010	565,872,689
Sunrise Communications AG, Class A (Switzerland)	682,108	40,690,169
		2,397,319,505
		3,176,169,460
Consumer Discretionary: 9.3%
Automobiles & Components: 0.4%
Stellantis NV (Netherlands)	37,661,900	268,346,805
Consumer Discretionary Distribution & Retail: 4.7%
Alibaba Group Holding, Ltd. ADR (China)	7,067,500	886,688,550
Coupang, Inc., Class A(c) (South Korea)	50,079,300	945,497,184
JD.com, Inc. ADR, Class A (China)	11,731,048	346,887,089
PDD Holdings, Inc. ADR, Class A(c) (China)	3,004,100	306,958,938
Prosus NV, Class N (China)	7,992,164	365,345,988
		2,851,377,749
Consumer Durables & Apparel: 1.1%
adidas AG (Germany)	1,881,600	296,514,159
Kering SA (France)	1,202,500	363,620,192
		660,134,351
Consumer Services: 3.1%
Booking Holdings, Inc. (United States)	253,787	1,068,524,482
Entain PLC(d) (United Kingdom)	44,909,996	339,123,300
Flutter Entertainment PLC(c) (United States)	604,478	61,626,532
Ollamani SAB(c) (Mexico)	11,595,195	47,388,720
Yum China Holdings, Inc. (China)	7,882,300	384,498,594
		1,901,161,628
		5,681,020,533
Consumer Staples: 6.5%
Consumer Staples Distribution & Retail: 0.5%
Wal-Mart de Mexico SAB de CV (Mexico)	89,407,400	291,523,096
Food, Beverage & Tobacco: 4.6%
Anheuser-Busch InBev SA/NV (Belgium)	13,101,200	909,095,570
Danone SA (France)	7,036,200	565,092,798
Diageo PLC (United Kingdom)	24,368,300	452,770,506
Imperial Brands PLC (United Kingdom)	21,473,497	873,959,604
		2,800,918,478

	Shares	Value
Household & Personal Products: 1.4%
Beiersdorf AG (Germany)	4,374,500	$387,022,663
Reckitt Benckiser Group PLC (United Kingdom)	6,959,232	472,272,082
		859,294,745
		3,951,736,319
Energy: 6.8%
BP PLC (United Kingdom)	63,195,900	498,147,120
Suncor Energy, Inc. (Canada)	21,087,754	1,394,111,417
TC Energy Corp. (Canada)	8,567,000	536,294,200
TotalEnergies SE (France)	18,515,170	1,709,566,015
		4,138,118,752
Financials: 24.0%
Banks: 12.2%
Axis Bank, Ltd. (India)	66,840,650	853,922,199
Banco Santander SA (Spain)	142,808,516	1,615,924,138
Barclays PLC (United Kingdom)	270,051,508	1,423,022,734
BNP Paribas SA, Class A (France)	20,740,092	1,975,722,077
Credicorp, Ltd. (Peru)	2,586,680	877,350,122
HDFC Bank, Ltd. (India)	92,493,800	738,920,897
		7,484,862,167
Financial Services: 5.2%
Brookfield Corp. (Canada)	14,611,079	591,310,367
Julius Baer Group, Ltd. (Switzerland)	6,581,500	484,981,253
London Stock Exchange Group PLC (United Kingdom)	4,578,679	541,135,406
UBS Group AG (Switzerland)	32,415,142	1,260,754,882
XP, Inc., Class A (Brazil)	16,476,502	313,712,598
		3,191,894,506
Insurance: 6.6%
Aegon, Ltd. (Netherlands)	20,222,075	147,437,122
AIA Group, Ltd. (Hong Kong)	76,895,300	863,830,191
Aon PLC, Class A (United States)	2,249,200	725,996,776
Aviva PLC (United Kingdom)	91,642,652	729,981,032
Prudential PLC (Hong Kong)	69,388,158	967,640,854
Willis Towers Watson PLC (United States)	1,967,400	571,923,180
		4,006,809,155
		14,683,565,828
Health Care: 14.8%
Health Care Equipment & Services: 2.1%
Fresenius Medical Care AG (Germany)	14,034,734	624,424,354
Koninklijke Philips NV (Netherlands)	17,435,100	477,542,271
Olympus Corp. (Japan)	21,423,000	203,955,474
		1,305,922,099
Pharmaceuticals, Biotechnology & Life Sciences: 12.7%
Bayer AG (Germany)	21,789,910	990,592,544
BioNTech SE ADR(c) (Germany)	2,517,713	223,774,331
GSK PLC (United Kingdom)	74,007,220	2,029,638,029
Haleon PLC (United Kingdom)	154,811,204	766,304,343
Novartis AG (Switzerland)	10,818,770	1,642,608,911
Novo Nordisk A/S, Class B (Denmark)	13,100,000	482,724,239
Roche Holding AG (Switzerland)	3,019,500	1,192,297,432
Sanofi SA (France)	4,042,722	389,943,986
		7,717,883,815
		9,023,805,914
Industrials: 10.4%
Capital Goods: 9.3%
Daikin Industries, Ltd. (Japan)	3,540,200	429,482,441
See accompanying Notes to Consolidated Portfolio of InvestmentsDodge & Cox International Stock Fund / 1

Consolidated Portfolio of Investments (unaudited)
                March 31, 2026
Common Stocks (continued)
	Shares	Value
Johnson Controls International PLC (United States)	16,345,201	$2,140,404,071
Mitsubishi Electric Corp. (Japan)	24,087,800	786,646,959
NIDEC Corp.(c) (Japan)	28,968,400	364,579,198
Schneider Electric SE (France)	1,890,646	519,303,881
Smiths Group PLC(d) (United Kingdom)	18,483,816	562,979,361
Sunbelt Rentals Holdings, Inc. (United States)	13,623,800	886,773,142
		5,690,169,053
Transportation: 1.1%
DHL Group (Germany)	12,353,000	637,058,953
		6,327,228,006
Information Technology: 9.6%
Semiconductors & Semiconductor Equipment: 6.5%
Infineon Technologies AG (Germany)	22,091,300	970,652,140
SK hynix, Inc. (South Korea)	1,225,100	666,322,894
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	41,154,200	2,320,086,008
		3,957,061,042
Technology, Hardware & Equipment: 3.1%
Brother Industries, Ltd. (Japan)	7,931,700	145,567,075
Kyocera Corp. (Japan)	28,338,400	438,097,347
Murata Manufacturing Co., Ltd. (Japan)	21,507,800	482,220,327
TE Connectivity PLC (Switzerland)	4,056,985	847,991,005
		1,913,875,754
		5,870,936,796
Materials: 7.5%
Akzo Nobel NV(d) (Netherlands)	13,435,060	770,973,028
Cemex SAB de CV ADR (Mexico)	70,890,135	810,983,144
DSM-Firmenich AG (Switzerland)	1,360,751	97,185,722
Glencore PLC (Australia)	145,241,761	1,106,742,738
Holcim AG (Switzerland)	4,677,041	388,115,076
International Flavors & Fragrances, Inc. (United States)	7,740,800	561,595,040
Linde PLC (United States)	1,277,735	633,449,904
Mitsubishi Chemical Group Corp. (Japan)	35,030,000	202,859,839
		4,571,904,491
Real Estate: 1.2%
Real Estate Management & Development: 1.2%
CK Asset Holdings, Ltd. (Hong Kong)	45,626,000	260,623,356
Daito Trust Construction Co., Ltd. (Japan)	12,326,000	287,079,376
Hang Lung Group, Ltd.(d) (Hong Kong)	91,320,300	173,924,282
		721,627,014
Utilities: 0.1%
The Kansai Electric Power Co., Inc. (Japan)	5,023,200	82,739,268
Total Common Stocks (Cost $39,864,390,513)		$58,228,852,381
Preferred Stocks: 3.4%
	Shares	Value
Financials: 2.6%
Banks: 2.6%
Itau Unibanco Holding SA, Pfd (Brazil)	188,445,087	$1,581,820,397
Information Technology: 0.8%
Technology, Hardware & Equipment: 0.8%
Samsung Electronics Co., Ltd., Pfd (South Korea)	6,479,600	515,915,587
Total Preferred Stocks (Cost $925,389,003)		$2,097,735,984
Short-Term Investments: 0.8%
	Par Value/ Shares	Value
Repurchase Agreements: 0.1%
Fixed Income Clearing Corp.(e) 1.35%, dated 3/31/26, due 4/1/26, maturity value $59,588,400	$59,586,166	59,586,166
Money Market Fund: 0.7%
State Street Institutional U.S. Government Money Market Fund - Premier Class	422,207,105	422,207,105
Total Short-Term Investments (Cost $481,793,271)		$481,793,271
Total Investments In Securities (Cost $41,271,572,787)	99.6%	$60,808,381,636
Other Assets Less Liabilities	0.4%	236,931,718
Net Assets	100.0%	$61,045,313,354
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S securities are subject to restrictions on resale in the United States.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Non-income producing
(d)	See below regarding holdings of 5% voting securities
(e)	Repurchase agreement is collateralized by U.S. Treasury Notes 3.75%- 4.375%, 6/30/27-7/15/27. Total collateral value is $60,777,898.
The Fund usually classifies a company or issuer based on its country of risk, but may designate a different country in certain circumstances.

ADR: American Depositary Receipt
USD United States Dollar
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation/ (Depreciation)
Euro Stoxx 50 Index	2,371	6/19/26	$150,591,622	$(4,989,534)
MSCI EAFE Index	2,393	6/19/26	347,116,615	(3,104,152)
MSCI Emerging Markets Index	3,649	6/19/26	265,391,770	(7,764,635)
				$(15,858,321)
2 / Dodge & Cox International Stock FundSee accompanying Notes to Consolidated Portfolio of Investments

Consolidated Portfolio of Investments (unaudited)
                March 31, 2026
Currency Forward Contracts
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
CNH: Chinese Yuan Renminbi
Citibank	4/1/26	USD	57,799,292	CNH	400,000,000	$(275,668)
Citibank	4/1/26	CNH	200,445,434	USD	28,963,885	138,267
Wells Fargo	4/1/26	CNH	199,554,566	USD	28,842,659	130,150
Barclays	4/2/26	CNH	260,000,000	USD	37,646,132	102,592
Citibank	4/2/26	USD	37,664,783	CNH	260,000,000	(83,941)
Bank of America	4/17/26	USD	28,547,106	CNH	200,637,624	(614,983)
Bank of America	4/17/26	USD	28,623,631	CNH	201,181,188	(617,464)
Citibank	4/17/26	USD	28,647,271	CNH	201,181,188	(593,824)
Citibank	4/17/26	CNH	400,000,000	USD	57,865,347	273,477
Citibank	4/17/26	CNH	260,000,000	USD	37,707,008	83,228
UBS	4/17/26	USD	57,520,606	CNH	410,208,199	(2,101,951)
HSBC	4/24/26	USD	85,187,817	CNH	599,671,119	(2,014,383)
HSBC	5/15/26	USD	52,359,949	CNH	366,268,312	(978,515)
HSBC	5/15/26	USD	52,353,592	CNH	366,213,375	(976,871)
HSBC	5/15/26	USD	52,318,065	CNH	366,268,313	(1,020,398)
State Street	5/15/26	USD	52,208,062	CNH	366,250,000	(1,127,734)
Bank of America	5/22/26	USD	49,449,329	CNH	347,613,949	(1,197,053)
HSBC	5/22/26	USD	49,376,189	CNH	347,183,733	(1,207,512)
HSBC	5/22/26	USD	49,410,481	CNH	347,083,925	(1,158,678)
State Street	5/22/26	USD	49,421,172	CNH	347,183,733	(1,162,529)
HSBC	6/12/26	USD	58,161,538	CNH	407,066,786	(1,231,866)
HSBC	6/12/26	USD	58,156,552	CNH	407,066,786	(1,236,851)
JPMorgan	6/12/26	USD	58,141,184	CNH	407,005,728	(1,243,311)
Bank of America	6/26/26	USD	39,437,704	CNH	276,119,141	(887,518)
HSBC	6/26/26	USD	49,926,550	CNH	349,296,129	(1,085,646)
HSBC	6/26/26	USD	50,073,781	CNH	350,175,968	(1,066,909)
JPMorgan	6/26/26	USD	50,126,257	CNH	350,527,903	(1,065,831)
HSBC	7/10/26	USD	41,518,636	CNH	290,397,946	(931,308)
HSBC	7/10/26	USD	41,525,166	CNH	290,397,946	(924,778)
JPMorgan	7/10/26	USD	41,500,254	CNH	290,391,801	(948,792)
JPMorgan	7/10/26	USD	41,636,212	CNH	291,166,195	(926,034)
HSBC	7/17/26	USD	49,130,079	CNH	343,895,813	(1,163,263)
UBS	7/17/26	USD	49,024,257	CNH	343,057,042	(1,146,418)
UBS	7/17/26	USD	49,014,437	CNH	343,047,145	(1,154,790)
HSBC	8/14/26	USD	40,190,148	CNH	282,335,793	(1,176,521)
HSBC	8/14/26	USD	53,672,028	CNH	377,019,163	(1,567,256)
UBS	8/14/26	USD	53,675,867	CNH	377,040,762	(1,566,582)
UBS	8/14/26	USD	53,688,311	CNH	377,128,174	(1,566,945)
Bank of America	9/11/26	USD	39,570,901	CNH	275,912,065	(929,358)
Goldman Sachs	9/11/26	USD	39,564,659	CNH	275,912,065	(935,600)
UBS	9/11/26	USD	39,682,160	CNH	276,667,988	(929,059)
UBS	9/11/26	USD	39,566,528	CNH	275,984,450	(944,356)
Citibank	9/18/26	USD	43,712,861	CNH	304,999,931	(1,077,824)
Citibank	9/18/26	USD	43,758,336	CNH	304,999,978	(1,032,356)
HSBC	9/18/26	USD	43,739,510	CNH	304,999,977	(1,051,182)
Morgan Stanley	9/18/26	USD	43,721,325	CNH	304,999,961	(1,069,365)
Barclays	10/16/26	USD	40,726,645	CNH	285,119,100	(1,221,298)
UBS	10/16/26	USD	40,699,444	CNH	285,115,883	(1,248,027)
UBS	10/16/26	USD	40,720,951	CNH	285,115,883	(1,226,520)
UBS	10/16/26	USD	40,723,278	CNH	285,115,883	(1,224,193)
Citibank	11/6/26	USD	64,055,705	CNH	446,622,000	(1,741,557)
HSBC	11/6/26	USD	64,067,152	CNH	446,689,000	(1,739,980)
HSBC	11/6/26	USD	59,941,721	CNH	408,245,080	(201,775)
JPMorgan	11/6/26	USD	25,333,209	CNH	176,689,000	(696,974)
Bank of America	12/11/26	USD	60,078,540	CNH	408,245,693	(200,081)
Citibank	12/11/26	USD	59,990,226	CNH	408,245,489	(288,364)
State Street	12/11/26	USD	53,007,813	CNH	361,545,092	(375,333)
Citibank	1/8/27	USD	71,831,411	CNH	491,405,864	(856,545)
Citibank	1/8/27	USD	53,062,761	CNH	361,617,407	(427,098)
Goldman Sachs	1/8/27	USD	53,062,905	CNH	361,581,251	(421,605)
HSBC	1/8/27	USD	60,129,429	CNH	408,245,694	(257,610)
Citibank	1/15/27	USD	71,769,799	CNH	491,479,583	(961,682)
HSBC	1/15/27	USD	71,796,009	CNH	491,479,582	(935,472)
See accompanying Notes to Consolidated Portfolio of InvestmentsDodge & Cox International Stock Fund / 3

Consolidated Portfolio of Investments (unaudited)
                March 31, 2026
Currency Forward Contracts  (continued)
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
State Street	1/15/27	USD	58,677,186	CNH	400,452,988	$(583,748)
Citibank	1/29/27	USD	58,745,961	CNH	400,453,590	(568,291)
HSBC	1/29/27	USD	53,070,694	CNH	361,581,250	(485,878)
State Street	1/29/27	USD	58,749,521	CNH	400,453,590	(564,731)
Citibank	3/12/27	USD	27,899,270	CNH	187,932,275	(12,031)
HSBC	3/12/27	USD	55,705,749	CNH	374,509,748	84,357
UBS	3/12/27	USD	51,651,120	CNH	347,932,275	(23,041)
TWD: Taiwan Dollar
Bank of America	4/17/26	TWD	634,625,290	USD	20,127,665	(306,650)
Citibank	4/17/26	TWD	70,000,000	USD	2,245,821	(59,537)
Citibank	4/17/26	TWD	570,000,000	USD	18,005,496	(202,899)
HSBC	4/17/26	USD	10,784,470	TWD	337,500,000	243,459
HSBC	4/17/26	USD	21,300,047	TWD	580,000,290	3,185,115
JPMorgan	4/17/26	USD	10,788,952	TWD	337,500,000	247,941
UBS	4/17/26	USD	21,398,195	TWD	656,625,000	890,071
UBS	4/17/26	TWD	637,000,000	USD	20,151,850	(256,667)
HSBC	4/24/26	USD	21,443,241	TWD	657,063,780	937,552
HSBC	4/24/26	USD	21,454,511	TWD	656,186,220	976,209
HSBC	4/24/26	USD	21,327,429	TWD	579,999,420	3,226,769
HSBC	4/24/26	TWD	265,000,000	USD	8,374,151	(104,014)
HSBC	4/24/26	TWD	1,105,249,420	USD	35,037,230	(544,535)
JPMorgan	4/24/26	TWD	98,000,000	USD	3,105,689	(47,298)
Morgan Stanley	4/24/26	TWD	425,000,000	USD	13,419,640	(156,213)
Citibank	5/15/26	TWD	351,000,000	USD	11,120,616	(184,697)
Citibank	5/15/26	TWD	282,000,000	USD	9,002,394	(216,272)
UBS	5/15/26	USD	19,195,977	TWD	544,666,666	2,226,090
UBS	5/15/26	USD	19,180,430	TWD	544,666,666	2,210,543
UBS	5/15/26	USD	19,149,410	TWD	544,666,667	2,179,523
UBS	5/15/26	USD	19,163,559	TWD	544,666,666	2,193,672
UBS	5/15/26	TWD	772,435,269	USD	24,401,297	(334,946)
UBS	5/15/26	TWD	773,231,396	USD	24,410,639	(319,483)
Citibank	5/22/26	USD	21,727,557	TWD	605,525,274	2,867,913
HSBC	5/22/26	USD	21,667,839	TWD	605,616,113	2,805,367
HSBC	5/22/26	USD	21,652,346	TWD	605,616,113	2,789,873
Morgan Stanley	5/22/26	TWD	908,378,750	USD	28,690,779	(398,484)
Morgan Stanley	5/22/26	TWD	908,378,750	USD	28,664,524	(372,229)
Citibank	5/29/26	TWD	285,000,000	USD	9,032,708	(159,122)
HSBC	5/29/26	USD	21,474,769	TWD	580,785,136	3,391,798
HSBC	5/29/26	TWD	727,727,491	USD	23,324,599	(666,520)
JPMorgan	5/29/26	USD	21,236,542	TWD	579,863,766	3,182,257
Morgan Stanley	5/29/26	TWD	727,272,509	USD	23,254,117	(610,204)
UBS	5/29/26	USD	21,398,009	TWD	579,351,098	3,359,687
HSBC	6/5/26	TWD	720,000,000	USD	22,946,744	(535,339)
JPMorgan	6/5/26	USD	20,663,294	TWD	569,893,639	2,924,242
Morgan Stanley	6/5/26	TWD	675,000,000	USD	21,389,188	(378,496)
UBS	6/5/26	USD	20,769,085	TWD	570,319,083	3,016,791
UBS	6/5/26	USD	20,776,290	TWD	569,893,639	3,037,239
UBS	6/5/26	USD	20,728,681	TWD	569,893,639	2,989,630
UBS	6/5/26	TWD	720,000,000	USD	22,938,410	(527,005)
UBS	6/5/26	TWD	165,000,000	USD	5,209,649	(73,702)
Bank of America	6/12/26	TWD	97,986,250	USD	3,096,813	(47,353)
HSBC	6/12/26	USD	9,758,694	TWD	275,000,000	1,200,336
Morgan Stanley	6/12/26	TWD	727,000,000	USD	23,278,898	(653,713)
UBS	6/12/26	USD	9,809,658	TWD	275,013,750	1,250,872
UBS	6/12/26	USD	9,776,800	TWD	274,972,500	1,219,298
JPMorgan	6/26/26	USD	18,796,567	TWD	519,067,207	2,648,384
JPMorgan	6/26/26	TWD	691,333,333	USD	21,891,492	(384,109)
UBS	6/26/26	USD	18,699,435	TWD	518,310,931	2,574,779
UBS	6/26/26	USD	18,737,291	TWD	518,310,931	2,612,635
UBS	6/26/26	USD	18,755,597	TWD	518,310,931	2,630,942
UBS	6/26/26	TWD	691,333,333	USD	21,895,653	(388,269)
UBS	6/26/26	TWD	691,333,334	USD	21,905,365	(397,982)
Citibank	7/10/26	USD	18,688,590	TWD	552,958,000	1,489,693
Citibank	7/10/26	TWD	161,000,000	USD	5,105,277	(97,622)
Citibank	7/10/26	TWD	300,000,000	USD	9,519,881	(188,848)
4 / Dodge & Cox International Stock FundSee accompanying Notes to Consolidated Portfolio of Investments

Consolidated Portfolio of Investments (unaudited)
                March 31, 2026
Currency Forward Contracts  (continued)
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
HSBC	7/10/26	TWD	91,958,000	USD	2,917,172	$(56,961)
Bank of America	7/17/26	USD	21,548,299	TWD	597,211,114	2,973,879
Bank of America	7/17/26	TWD	820,000,000	USD	25,906,736	(403,151)
Barclays	7/17/26	USD	21,587,521	TWD	597,499,402	3,004,134
Citibank	7/17/26	USD	21,471,180	TWD	597,500,000	2,887,775
HSBC	7/17/26	USD	21,545,846	TWD	597,789,484	2,953,437
HSBC	7/17/26	TWD	785,000,000	USD	24,853,569	(438,552)
UBS	7/17/26	TWD	785,000,000	USD	24,821,350	(406,332)
Citibank	7/24/26	USD	19,244,227	TWD	550,000,000	2,138,993
Citibank	7/24/26	USD	12,181,540	TWD	350,000,000	1,296,391
HSBC	7/24/26	TWD	725,000,000	USD	22,939,408	(391,601)
Morgan Stanley	7/24/26	TWD	724,945,000	USD	22,995,877	(449,780)
Standard Chartered	7/24/26	USD	19,384,737	TWD	549,945,000	2,281,215
Citibank	8/7/26	USD	19,344,688	TWD	550,027,500	2,240,258
Citibank	8/7/26	USD	19,305,307	TWD	550,027,500	2,200,878
Citibank	8/7/26	USD	19,887,533	TWD	580,000,000	1,851,036
Citibank	8/7/26	USD	19,966,264	TWD	580,000,000	1,929,768
HSBC	8/7/26	TWD	760,828,257	USD	24,134,124	(474,337)
Morgan Stanley	8/7/26	TWD	737,000,000	USD	23,549,335	(630,546)
Morgan Stanley	8/7/26	TWD	762,226,743	USD	24,176,184	(472,909)
HSBC	8/28/26	USD	24,368,916	TWD	717,542,723	2,058,444
HSBC	8/28/26	TWD	660,000,000	USD	20,943,738	(422,435)
HSBC	8/28/26	TWD	775,085,295	USD	24,633,252	(533,616)
Standard Chartered	8/28/26	USD	24,373,049	TWD	717,542,572	2,062,582
Bank of America	9/11/26	USD	18,528,215	TWD	537,318,228	1,823,062
Citibank	9/11/26	USD	18,619,232	TWD	537,500,000	1,908,429
Citibank	9/11/26	TWD	600,000,000	USD	19,068,200	(414,280)
Citibank	9/11/26	TWD	623,400,000	USD	19,740,342	(358,919)
State Street	9/11/26	TWD	341,600,000	USD	10,903,844	(283,546)
UBS	9/11/26	USD	18,601,541	TWD	537,863,544	1,879,434
UBS	9/11/26	USD	18,528,215	TWD	537,318,228	1,823,062
UBS	9/11/26	TWD	585,000,000	USD	18,590,905	(403,332)
Bank of America	9/18/26	USD	19,747,933	TWD	566,666,950	2,131,188
Citibank	9/18/26	USD	19,723,846	TWD	566,666,100	2,107,127
Citibank	9/18/26	TWD	600,000,000	USD	19,032,514	(379,498)
Citibank	9/18/26	TWD	600,000,000	USD	19,087,612	(434,597)
State Street	9/18/26	USD	19,578,046	TWD	566,666,950	1,961,300
UBS	9/18/26	TWD	417,000,000	USD	13,222,145	(258,299)
UBS	9/18/26	TWD	83,000,000	USD	2,626,416	(46,082)
Barclays	11/13/26	USD	10,014,980	TWD	301,000,209	658,219
UBS	11/13/26	TWD	301,000,209	USD	9,667,273	(310,513)
Unrealized gain on currency forward contracts						109,491,362
Unrealized loss on currency forward contracts						(76,434,551)
Net unrealized gain on currency forward contracts						$33,056,811
The listed counterparty may be the parent company or one of its subsidiaries.
Holdings of 5% Voting Securities
Each of the companies listed below was considered to be an affiliate of the Fund because the Fund owned 5% or more of the company’s voting securities during all or part of the period ended March 31, 2026. Further detail on these holdings and related activity during the period appear below.
See accompanying Notes to Consolidated Portfolio of InvestmentsDodge & Cox International Stock Fund / 5

Consolidated Portfolio of Investments (unaudited)
                March 31, 2026
Holdings of 5% Voting Securities  (continued)
	Value at Beginning of Period	Additions	Reductions	Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Value at End of Period	Dividend Income (net of foreign taxes, if any)
Common Stocks 3.0%
Consumer Discretionary 0.5%
Entain PLC	$462,450,487	$—	$—	$—	$(123,327,187)	$339,123,300	$5,874,913
Industrials 0.9%
Smiths Group PLC	599,575,118	—	(18,919,933)	7,847,259	(25,523,083)	562,979,361	—
Materials 1.3%
Akzo Nobel NV	933,116,569	—	—	—	(162,143,541)	770,973,028	—
Real Estate 0.3%
Hang Lung Group, Ltd.	179,476,233	—	(817,992)	(1,241,981)	(3,491,978)	173,924,282	—
				$6,605,278	$(314,485,789)	$1,846,999,971	$5,874,913
6 / Dodge & Cox International Stock FundSee accompanying Notes to Consolidated Portfolio of Investments

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS (unaudited)
Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.
Portfolio holdings for which market quotes are readily available are valued at market value. Listed securities, for example, are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security. Exchange-traded derivatives are valued at the settlement price determined by the relevant exchange. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value a Fund receives upon sale of the securities.
Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. Currency forward contracts are valued based on the prevailing forward exchange rates of the underlying currencies. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.
If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by Dodge & Cox. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, as its "valuation designee", as permitted by Rule 2a-5 under the Investment Company Act of 1940, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, Risk, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.
As trading in securities on most foreign exchanges is normally completed before the close of the NYSE, the value of non-U.S. securities can change by the time the Fund calculates its net asset value. To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value non-U.S. securities at fair value. These adjustment factors are based on statistical analyses of subsequent movements and changes in U.S. markets and financial instruments trading in U.S. markets that represent foreign securities or baskets of securities.
Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
■ Level 1: Unadjusted quoted prices in active markets for identical securities
■ Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
■ Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s holdings at March 31, 2026:
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Securities
Common Stocks
Communication Services	$876,782,446	$2,299,387,014
Consumer Discretionary	4,048,070,089	1,632,950,444
Consumer Staples	291,523,096	3,660,213,223
Energy	1,930,405,617	2,207,713,135
Financials	3,080,293,043	11,603,272,785
Health Care	223,774,331	8,800,031,583
Industrials	3,027,177,213	3,300,050,793
Information Technology	847,991,005	5,022,945,791
Materials	2,006,028,088	2,565,876,403
Real Estate	—	721,627,014
Utilities	—	82,739,268
Preferred Stocks
Financials	1,581,820,397	—
Information Technology	—	515,915,587
Short-Term Investments
Repurchase Agreements	—	59,586,166
Money Market Fund	422,207,105	—
Dodge & Cox International Stock Fund / 7

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS (unaudited)
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Total Securities	$18,336,072,430	$42,472,309,206
Other Investments
Futures Contracts
Depreciation	$(15,858,321)	$—
Currency Forward Contracts
Appreciation	—	109,491,362
Depreciation	—	(76,434,551)
Security transactions. Security transactions are recorded on the trade date.
8 / Dodge & Cox International Stock Fund

DODGE & COX EMERGING MARKETS STOCK FUND
Portfolio of Investments (unaudited)
                March 31, 2026
Common Stocks: 90.9%
	Shares	Value
Communication Services: 7.4%
Media & Entertainment: 4.3%
37 Interactive Entertainment Network Technology Group Co., Ltd., Class A (China)	1,392,300	$4,418,028
Baidu, Inc. ADR, Class A(a) (China)	26,720	2,977,142
IGG, Inc. (Singapore)	6,121,600	2,742,571
JOYY, Inc. ADR, Class A (China)	39,606	2,312,594
Megacable Holdings SAB de CV (Mexico)	627,958	2,174,361
NetEase, Inc. ADR (China)	52,650	5,893,641
Sun TV Network, Ltd. (India)	371,550	2,241,693
Tencent Holdings, Ltd. (China)	372,200	23,497,694
Zhihu, Inc. ADR(a) (China)	466,358	1,324,457
		47,582,181
Telecommunication Services: 3.1%
America Movil SAB de CV, Series B (Mexico)	1,207,600	1,535,524
Millicom International Cellular SA (Guatemala)	309,879	23,222,332
PT Telkom Indonesia Persero Tbk, Class B (Indonesia)	15,811,100	2,880,336
Safaricom PLC (Kenya)	11,050,300	2,339,321
Singapore Telecommunications, Ltd. (Singapore)	725,000	2,806,584
Sitios Latinoamerica SAB de CV(a) (Brazil)	2,422,829	721,861
		33,505,958
		81,088,139
Consumer Discretionary: 13.2%
Automobiles & Components: 1.9%
BYD Co., Ltd., Class H (China)	533,800	7,318,628
Fuyao Glass Industry Group Co., Ltd., Class H(b)(c) (China)	185,929	1,396,420
Hankook Tire & Technology Co., Ltd. (South Korea)	73,880	2,634,867
Hyundai Mobis Co., Ltd. (South Korea)	12,430	3,196,633
Kia Corp. (South Korea)	43,705	4,206,717
Yadea Group Holdings, Ltd.(b)(c) (China)	696,000	1,180,871
		19,934,136
Consumer Discretionary Distribution & Retail: 8.0%
Alibaba Group Holding, Ltd. ADR (China)	236,741	29,701,526
China Tourism Group Duty Free Corp., Ltd., Class A (China)	136,750	1,408,664
China Yongda Automobiles Services Holdings, Ltd. (China)	7,572,200	1,352,815
Com7 PCL NVDR (Thailand)	3,363,000	2,264,001
Coupang, Inc., Class A(a) (South Korea)	890,600	16,814,528
Cuckoo Homesys Co., Ltd. (South Korea)	64,495	988,160
JD.com, Inc., Class A (China)	556,871	8,214,039
MercadoLibre, Inc.(a) (Brazil)	1,898	3,281,680
Motus Holdings, Ltd. (South Africa)	260,999	1,806,211
PDD Holdings, Inc. ADR, Class A(a) (China)	104,700	10,698,246
Prosus NV, Class N (China)	70,700	3,231,911
PT Mitra Adiperkasa Tbk (Indonesia)	33,619,000	2,408,273
Vibra Energia SA (Brazil)	180,404	1,101,262

	Shares	Value
Vipshop Holdings, Ltd. ADR (China)	184,197	$2,895,577
Zhongsheng Group Holdings, Ltd. (China)	987,300	1,045,537
		87,212,430
Consumer Durables & Apparel: 0.8%
ANTA Sports Products, Ltd. (China)	60,200	586,834
Haier Smart Home Co., Ltd., Class H (China)	452,000	1,205,979
Hangzhou GreatStar Industrial Co., Ltd., Class A (China)	272,974	1,192,737
Man Wah Holdings, Ltd. (Hong Kong)	2,184,800	1,209,472
Midea Group Co., Ltd., Class A (China)	157,671	1,756,790
Pou Chen Corp. (Taiwan)	2,137,143	1,910,279
Shenzhou International Group Holdings, Ltd. (China)	175,900	1,069,067
		8,931,158
Consumer Services: 2.5%
Afya, Ltd., Class A (Brazil)	48,880	726,846
Arcos Dorados Holdings, Inc., Class A (Brazil)	108,966	898,969
Atour Lifestyle Holdings, Ltd. ADR (China)	26,940	991,661
DigiPlus Interactive Corp. (Philippines)	10,323,240	2,733,458
H World Group, Ltd. (China)	248,840	1,256,049
Humansoft Holding Co. KSC (Kuwait)	118,197	918,577
Las Vegas Sands Corp. (United States)	26,786	1,443,230
Laureate Education, Inc.(a) (United States)	20,700	721,188
Leejam Sports Co. JSC (Saudi Arabia)	25,808	603,914
New Oriental Education & Technology Group, Inc. (China)	220,000	1,242,585
Ollamani SAB(a) (Mexico)	705,556	2,883,556
Sands China, Ltd. (Macau)	557,443	1,184,779
Ser Educacional SA(b)(c) (Brazil)	398,000	1,018,080
Trip.com Group, Ltd. ADR(a) (China)	48,250	2,402,367
Yum China Holdings, Inc. (China)	168,170	8,203,333
		27,228,592
		143,306,316
Consumer Staples: 5.3%
Consumer Staples Distribution & Retail: 1.3%
BBB Foods, Inc., Class A(a) (Mexico)	87,200	3,084,264
BIM Birlesik Magazalar AS (Turkey)	79,434	1,237,134
Jeronimo Martins SGPS SA (Portugal)	27,000	647,703
Migros Ticaret AS (Turkey)	40,295	552,926
PriceSmart, Inc. (United States)	5,863	882,382
Wal-Mart de Mexico SAB de CV (Mexico)	2,274,357	7,415,802
		13,820,211
Food, Beverage & Tobacco: 3.9%
Ambev SA (Brazil)	8,285,800	24,394,230
Anadolu Efes Biracilik Ve Malt (Turkey)	1,620,220	621,726
Arca Continental SAB de CV (Mexico)	49,299	567,861
Bombay Burmah Trading Co. (India)	48,500	680,236
Century Pacific Food, Inc. (Philippines)	3,215,043	1,865,951
China Feihe, Ltd.(b)(c) (China)	1,456,557	647,120
Coca-Cola HBC AG (Italy)	25,480	1,444,437
Eastern Co. SAE (Egypt)	459,261	293,731
Fomento Economico Mexicano SAB de CV (Mexico)	59,602	660,567
GFPT PCL NVDR (Thailand)	4,815,729	1,392,433
JBS NV, Class A (United States)	43,050	773,178
See accompanying Notes to Portfolio of InvestmentsDodge & Cox Emerging Markets Stock Fund / 1

Portfolio of Investments (unaudited)
                March 31, 2026
Common Stocks (continued)
	Shares	Value
Kweichow Moutai Co., Ltd., Class A (China)	2,962	$625,870
PT Indofood CBP Sukses Makmur Tbk (Indonesia)	4,638,314	2,016,114
Sanquan Food Co., Ltd., Class A (China)	406,305	750,922
Saudia Dairy & Foodstuff Co. (Saudi Arabia)	10,383	581,612
Thai Union Group PCL NVDR (Thailand)	5,547,600	1,904,766
Tingyi (Cayman Islands) Holding Corp. (China)	464,000	768,143
Ulker Biskuvi Sanayi AS (Turkey)	345,004	929,554
Vietnam Dairy Products JSC (Vietnam)	560,800	1,302,205
		42,220,656
Household & Personal Products: 0.1%
Grape King Bio, Ltd. (Taiwan)	391,714	1,488,692
		57,529,559
Energy: 5.7%
ADNOC Logistics & Services PLC (United Arab Emirates)	632,159	898,253
China Suntien Green Energy Corp., Ltd., Class H (China)	2,395,000	1,192,705
Geopark, Ltd. (Colombia)	90,559	860,310
LUKOIL PJSC(a)(d) (Russia)	7,143	1
NAC Kazatomprom JSC GDR(b) (Kazakhstan)	41,050	3,266,335
National Energy Services Reunited Corp.(a) (United States)	1,542,730	33,122,413
Novatek PJSC(a)(d) (Russia)	30,294	4
Parex Resources, Inc. (Canada)	51,500	1,012,156
Petroleo Brasileiro SA - Petrobras (Brazil)	1,644,143	17,111,644
Petroreconcavo SA (Brazil)	149,300	404,390
PRIO SA(a) (Brazil)	118,400	1,513,415
PT Medco Energi Internasional Tbk (Indonesia)	23,010,900	2,454,348
		61,835,974
Financials: 19.5%
Banks: 10.9%
Akbank TAS (Turkey)	717,100	1,086,374
Asia Commercial Bank JSC (Vietnam)	1,963,687	1,770,240
Axis Bank, Ltd. (India)	986,956	12,608,849
Banca Transilvania SA (Romania)	129,295	1,054,297
Bangkok Bank PCL NVDR (Thailand)	468,600	2,388,873
BDO Unibank, Inc. (Philippines)	1,019,359	1,905,682
China Merchants Bank Co., Ltd., Class H (China)	150,800	957,430
Commercial International Bank Egypt (CIB) (Egypt)	453,291	1,005,836
Credicorp, Ltd. (Peru)	75,123	25,480,219
Equity Group Holdings PLC (Kenya)	3,448,729	1,796,087
Grupo Financiero Banorte SAB de CV, Class O (Mexico)	50,343	557,444
HDFC Bank, Ltd. (India)	2,076,900	16,592,083
Hong Leong Financial Group BHD (Malaysia)	345,100	1,621,616
ICICI Bank, Ltd. (India)	57,556	752,952
IndusInd Bank, Ltd.(a) (India)	678,454	5,559,409
Intercorp Financial Services, Inc. (Peru)	16,548	830,710
JB Financial Group Co., Ltd. (South Korea)	124,486	2,427,255
Kasikornbank PCL NVDR (Thailand)	416,843	2,437,029
KB Financial Group, Inc. (South Korea)	31,609	2,957,185

	Shares	Value
Metropolitan Bank & Trust Co. (Philippines)	1,773,670	$1,863,283
Military Commercial Joint Stock Bank (Vietnam)	1,730,101	1,753,418
OTP Bank Nyrt. (Hungary)	14,910	1,607,716
PT Bank Mandiri Persero Tbk (Indonesia)	6,776,200	1,900,115
PT Bank Negara Indonesia Persero Tbk, Class B (Indonesia)	7,791,400	1,735,587
PT Bank Rakyat Indonesia Persero Tbk, Class B (Indonesia)	10,173,713	2,004,950
Saudi Awwal Bank (Saudi Arabia)	99,302	989,161
Shinhan Financial Group Co., Ltd. (South Korea)	197,217	11,372,358
The Commercial Bank PSQC (Qatar)	463,900	543,562
The Saudi National Bank (Saudi Arabia)	55,000	612,218
Vietnam Technological & Commercial Joint Stock Bank (Vietnam)	8,570,100	10,220,355
		118,392,293
Financial Services: 4.3%
AEON Credit Service (M) BHD (Malaysia)	1,113,300	1,492,709
Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	10,000	510,800
Chailease Holding Co., Ltd. (Taiwan)	977,102	3,359,556
Dlocal, Ltd., Class A (Uruguay)	42,500	551,225
Fawry for Banking & Payment Technology Services SAE(a) (Egypt)	1,554,200	487,380
FirstRand, Ltd. (South Africa)	519,007	2,652,850
Grupo de Inversiones Suramericana SA (Colombia)	30,109	408,157
Kaspi.KZ JSC ADR(a) (Kazakhstan)	202,739	15,016,878
KIWOOM Securities Co., Ltd. (South Korea)	11,000	3,038,208
KRUK SA (Poland)	7,600	931,357
Patria Investments, Ltd., Class A (Cayman Islands)	50,800	640,080
Samsung Card Co., Ltd. (South Korea)	51,780	1,809,729
Shriram Finance, Ltd. (India)	123,700	1,146,045
XP, Inc., Class A (Brazil)	769,496	14,651,204
		46,696,178
Insurance: 4.3%
AIA Group, Ltd. (Hong Kong)	1,855,000	20,838,790
BB Seguridade Participacoes SA (Brazil)	98,600	662,619
China Pacific Insurance Group Co., Ltd., Class H (China)	278,800	1,145,623
Korean Reinsurance Co. (South Korea)	200,124	1,639,151
Old Mutual, Ltd. (South Africa)	2,298,117	1,893,678
Ping An Insurance Group Co. of China, Ltd., Class H (China)	137,657	1,073,502
Prudential PLC (Hong Kong)	1,105,640	15,418,516
Samsung Fire & Marine Insurance Co., Ltd. (South Korea)	9,293	2,694,271
Sanlam, Ltd. (South Africa)	337,718	1,779,336
		47,145,486
		212,233,957
Health Care: 2.9%
Health Care Equipment & Services: 1.7%
China Isotope & Radiation Corp., Class H (China)	905,200	2,317,010
Narayana Hrudayalaya, Ltd.(b) (India)	121,600	2,095,013
2 / Dodge & Cox Emerging Markets Stock FundSee accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
                March 31, 2026
Common Stocks (continued)
	Shares	Value
Shandong Pharmaceutical Glass Co., Ltd., Class A (China)	541,330	$1,466,717
Shandong Weigao Group Medical Polymer Co., Ltd., Class H (China)	4,643,600	2,228,345
Sinocare, Inc., Class A (China)	643,057	1,489,386
Sinopharm Group Co., Ltd., Class H (China)	1,276,414	3,291,731
Sonoscape Medical Corp., Class A (China)	848,700	3,176,786
Tofflon Science & Technology Group Co., Ltd., Class A (China)	1,220,035	2,548,792
		18,613,780
Pharmaceuticals, Biotechnology & Life Sciences: 1.2%
Beijing Tong Ren Tang Chinese Medicine Co., Ltd. (China)	2,182,700	2,121,509
China Medical System Holdings, Ltd. (China)	2,338,000	3,996,865
Dr Reddy's Laboratories, Ltd. (India)	181,560	2,458,626
Imeik Technology Development Co., Ltd., Class A (China)	104,624	1,795,430
Jiangsu Hengrui Pharmaceuticals Co., Ltd., Class A (China)	304,594	2,459,307
		12,831,737
		31,445,517
Industrials: 8.0%
Capital Goods: 4.9%
Ayala Corp. (Philippines)	265,000	2,214,719
BOC Aviation, Ltd.(b)(c) (China)	146,300	1,453,102
Chicony Power Technology Co., Ltd. (Taiwan)	1,049,000	2,395,657
Contemporary Amperex Technology Co., Ltd., Class A (China)	142,900	8,400,847
DL E&C Co., Ltd. (South Korea)	139,100	6,143,488
Doosan Bobcat, Inc. (South Korea)	91,428	3,445,735
Ferreycorp SAA (Peru)	2,415,150	2,845,517
Goldwind Science & Technology Co., Ltd., Class H (China)	933,800	1,722,255
Hanwha Aerospace Co., Ltd. (South Korea)	5,800	4,726,029
KOC Holding AS (Turkey)	401,234	1,783,157
Larsen & Toubro, Ltd. (India)	52,654	1,963,798
PT Astra International Tbk (Indonesia)	16,869,600	6,289,384
Sany Heavy Industry Co., Ltd., Class A (China)	576,600	1,627,068
SFA Engineering Corp. (South Korea)	132,814	2,286,512
Shenzhen Inovance Technology Co., Ltd., Class A (China)	126,100	1,238,612
Sieyuan Electric Co., Ltd., Class A (China)	65,000	1,934,633
Sungrow Power Supply Co., Ltd., Class A (China)	67,000	1,477,517
Xinyi Glass Holdings, Ltd. (China)	1,198,000	1,502,439
		53,450,469
Commercial & Professional Services: 0.4%
NICE Information Service Co., Ltd. (South Korea)	148,114	1,553,327
S-1 Corp. (South Korea)	52,153	2,923,020
		4,476,347
Transportation: 2.7%
Copa Holdings SA, Class A (Panama)	5,786	657,347

	Shares	Value
DiDi Global, Inc. ADR, Class A(a) (China)	3,351,600	$13,775,076
Globaltrans Investment PLC GDR(a)(b)(d) (Russia)	62,160	8
Grupo Aeroportuario del Sureste SAB de CV ADR (Mexico)	1,150	386,549
Gulf Warehousing Co. (Qatar)	672,367	387,750
Hyundai Glovis Co., Ltd. (South Korea)	19,308	2,669,828
International Container Terminal Services, Inc. (Philippines)	299,940	3,439,713
Movida Participacoes SA (Brazil)	674,500	1,681,090
Promotora y Operadora de Infraestructura SAB de CV (Mexico)	61,861	1,002,277
SIMPAR SA (Brazil)	434,650	964,985
Westports Holdings BHD (Malaysia)	2,652,900	3,892,676
		28,857,299
		86,784,115
Information Technology: 17.9%
Semiconductors & Semiconductor Equipment: 13.9%
ACM Research, Inc., Class A(a) (United States)	116,092	4,568,220
ASE Technology Holding Co., Ltd. (Taiwan)	634,000	6,954,908
Elan Microelectronics Corp. (Taiwan)	1,379,000	5,354,384
MediaTek, Inc. (Taiwan)	251,000	12,153,692
Powertech Technology, Inc. (Taiwan)	861,714	5,335,898
Realtek Semiconductor Corp. (Taiwan)	371,000	5,635,871
SK hynix, Inc. (South Korea)	39,983	21,746,460
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	1,594,143	89,870,508
		151,619,941
Software & Services: 1.2%
Karooooo, Ltd. (South Africa)	41,233	2,055,053
Shanghai Baosight Software Co., Ltd., Class A (China)	1,036,904	3,504,389
TOTVS SA (Brazil)	1,110,100	7,488,034
		13,047,476
Technology, Hardware & Equipment: 2.8%
Ennoconn Corp. (Taiwan)	638,036	5,491,235
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira (Brazil)	1,030,700	2,915,095
Lenovo Group, Ltd. (China)	4,439,271	5,275,426
Universal Scientific Industrial (Shanghai) Co., Ltd., Class A (China)	1,073,200	5,239,945
Yageo Corp. (Taiwan)	652,396	5,205,652
Zhen Ding Technology Holding, Ltd. (Taiwan)	971,000	6,485,478
		30,612,831
		195,280,248
Materials: 7.6%
Abou Kir Fertilizers & Chemical Industries Co. (Egypt)	598,100	896,736
Alpek SAB de CV, Class A(a) (Mexico)	1,277,840	809,211
Alrosa PJSC(a)(d) (Russia)	215,620	27
Borouge PLC (United Arab Emirates)	1,284,782	913,080
Cemex SAB de CV ADR (Mexico)	1,444,014	16,519,520
GCC SAB de CV (Mexico)	79,051	837,703
Glencore PLC (Australia)	3,953,008	30,121,935
Indorama Ventures PCL NVDR (Thailand)	6,629,200	5,172,379
KCC Corp. (South Korea)	14,685	4,713,470
See accompanying Notes to Portfolio of InvestmentsDodge & Cox Emerging Markets Stock Fund / 3

Portfolio of Investments (unaudited)
                March 31, 2026
Common Stocks (continued)
	Shares	Value
Loma Negra Cia Industrial Argentina SA ADR(a) (Argentina)	70,468	$781,490
Orbia Advance Corp. SAB de CV(a) (Mexico)	880,069	1,061,602
PT Alamtri Minerals Indonesia Tbk (Indonesia)	38,457,500	4,560,061
PTT Global Chemical PCL NVDR (Thailand)	6,440,743	7,228,394
Sahara International Petrochemical Co. (Saudi Arabia)	176,724	763,063
Severstal PAO(a)(d) (Russia)	16,182	2
Suzano SA (Brazil)	87,300	874,711
Zhejiang NHU Co., Ltd., Class A (China)	1,391,971	6,996,090
		82,249,474
Real Estate: 1.3%
Equity Real Estate Investment Trusts (Reits): 0.2%
Macquarie Mexico Real Estate Management SAB de CV REIT(b)(c) (Mexico)	353,549	813,895
Prologis Property Mexico SAB de CV REIT (Mexico)	217,682	950,256
		1,764,151
Real Estate Management & Development: 1.1%
China Resources Land, Ltd. (China)	393,129	1,471,053
Emaar Development PJSC (United Arab Emirates)	337,451	1,256,978
Greentown Service Group Co., Ltd.(b) (China)	11,204,871	6,104,635
Hang Lung Group, Ltd. (Hong Kong)	637,129	1,213,445
Megaworld Corp. (Philippines)	67,636,943	2,339,722
		12,385,833
		14,149,984
Utilities: 2.1%
China Gas Holdings, Ltd. (China)	987,476	903,204
China Water Affairs Group, Ltd. (China)	1,394,000	869,476
ENN Natural Gas Co., Ltd., Class A (China)	702,000	2,226,593
GAIL (India), Ltd. (India)	985,500	1,478,282
Huaneng Power International, Inc., Class H (China)	1,236,000	930,986
Jiangxi Hongcheng Environment Co., Ltd., Class A (China)	663,467	951,664
Korea Electric Power Corp. (South Korea)	101,720	2,794,049
KunLun Energy Co., Ltd. (China)	986,900	896,409
Mahanagar Gas, Ltd.(b) (India)	123,596	1,230,639
Manila Electric Co. (Philippines)	184,410	1,877,727
NTPC, Ltd. (India)	589,687	2,349,608
Tenaga Nasional BHD (Malaysia)	775,643	2,676,488
The Hub Power Co., Ltd. (Pakistan)	1,199,600	856,290
YTL Power International BHD (Malaysia)	3,550,300	2,653,855
YTL Power International BHD, Warrant(a) (Malaysia)	202,420	39,994
		22,735,264
Total Common Stocks (Cost $822,731,534)		$988,638,547
Preferred Stocks: 5.6%
	Shares	Value
Consumer Staples: 0.2%
Food, Beverage & Tobacco: 0.0%
Embotelladora Andina SA, Pfd, Class B (Chile)	113,671	$480,303
Household & Personal Products: 0.2%
Amorepacific Corp., Pfd (South Korea)	33,231	1,017,784
LG H&H Co., Ltd., Pfd (South Korea)	16,617	1,166,458
		2,184,242
		2,664,545
Financials: 2.4%
Banks: 2.4%
Itau Unibanco Holding SA, Pfd (Brazil)	3,044,603	25,556,597
Industrials: 0.0%
Capital Goods: 0.0%
DL E&C Co., Ltd., Pfd (South Korea)	7,401	139,528
DL E&C Co., Ltd., Pfd 2 (South Korea)	6,907	205,261
		344,789
Information Technology: 2.8%
Technology, Hardware & Equipment: 2.8%
Samsung Electro-Mechanics Co., Ltd., Pfd (South Korea)	60,552	6,622,897
Samsung Electronics Co., Ltd., Pfd (South Korea)	297,879	23,717,578
		30,340,475
Utilities: 0.2%
Axia Energia, Pfd, Class B (Brazil)	71,900	890,864
Axia Energia, Pfd, Class C(a) (Brazil)	17,786	194,484
Cia Energetica de Minas Gerais, Pfd (Brazil)	279,200	679,694
		1,765,042
Total Preferred Stocks (Cost $44,965,192)		$60,671,448
Short-Term Investments: 2.7%
	Par Value/ Shares	Value
Repurchase Agreements: 1.5%
Fixed Income Clearing Corp.(e) 3.63%, dated 3/31/26, due 4/1/26, maturity value $15,001,513	$15,000,000	15,000,000
Fixed Income Clearing Corp.(e) 1.35%, dated 3/31/26, due 4/1/26, maturity value $1,063,037	1,062,997	1,062,997
		16,062,997
Money Market Fund: 1.2%
State Street Institutional U.S. Government Money Market Fund - Premier Class	12,986,340	12,986,340
Total Short-Term Investments (Cost $29,049,337)		$29,049,337
Total Investments In Securities (Cost $896,746,063)	99.2%	$1,078,359,332
Other Assets Less Liabilities	0.8%	9,169,086
Net Assets	100.0%	$1,087,528,418
4 / Dodge & Cox Emerging Markets Stock FundSee accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
                March 31, 2026
(a)	Non-income producing
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S securities are subject to restrictions on resale in the United States.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Valued using significant unobservable inputs.
(e)	Repurchase agreement is collateralized by U.S. Treasury Notes 3.75%- 4.625%, 6/30/27-11/15/55. Total collateral value is $16,384,338.
The Fund usually classifies a company or issuer based on its country of risk, but may designate a different country in certain circumstances.

ADR: American Depositary Receipt
GDR: Global Depositary Receipt
NVDR: Non-Voting Depository Receipt
USD United States Dollar
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation/ (Depreciation)
MSCI Emerging Markets Index	527	6/19/26	$38,328,710	$(1,116,402)
Currency Forward Contracts
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
CNH: Chinese Yuan Renminbi
Bank of America	4/17/26	USD	2,509,115	CNH	17,634,816	$(54,053)
Bank of America	4/17/26	USD	2,515,841	CNH	17,682,592	(54,271)
Citibank	4/17/26	USD	2,517,919	CNH	17,682,592	(52,194)
UBS	4/17/26	USD	4,950,181	CNH	35,302,216	(180,892)
HSBC	4/24/26	USD	1,256,869	CNH	8,847,607	(29,720)
HSBC	5/15/26	USD	1,149,926	CNH	8,050,403	(22,428)
HSBC	5/15/26	USD	1,150,847	CNH	8,050,402	(21,507)
HSBC	5/15/26	USD	1,150,707	CNH	8,049,195	(21,471)
State Street	5/15/26	USD	1,147,508	CNH	8,050,000	(24,787)
Bank of America	5/22/26	USD	1,681,799	CNH	11,822,545	(40,712)
HSBC	5/22/26	USD	1,679,312	CNH	11,807,913	(41,068)
HSBC	5/22/26	USD	1,680,478	CNH	11,804,519	(39,407)
State Street	5/22/26	USD	1,680,842	CNH	11,807,913	(39,538)
HSBC	6/12/26	USD	2,248,768	CNH	15,738,899	(47,629)
HSBC	6/12/26	USD	2,248,575	CNH	15,738,898	(47,822)
JPMorgan	6/12/26	USD	2,247,980	CNH	15,736,537	(48,072)
UBS	6/12/26	USD	23,601,099	CNH	165,000,000	(473,358)
Bank of America	6/26/26	USD	1,351,015	CNH	9,458,998	(30,404)
HSBC	6/26/26	USD	1,716,815	CNH	12,006,033	(36,580)
HSBC	6/26/26	USD	1,711,767	CNH	11,975,867	(37,222)
JPMorgan	6/26/26	USD	1,718,615	CNH	12,018,100	(36,543)
Citibank	7/10/26	USD	5,568,949	CNH	38,000,000	14,165
HSBC	7/10/26	USD	1,692,044	CNH	11,832,970	(37,682)
HSBC	7/10/26	USD	1,691,778	CNH	11,832,970	(37,948)
JPMorgan	7/10/26	USD	1,691,029	CNH	11,832,720	(38,661)
JPMorgan	7/10/26	USD	1,696,569	CNH	11,864,274	(37,734)
HSBC	7/17/26	USD	372,053	CNH	2,604,260	(8,809)
HSBC	7/17/26	USD	9,979,613	CNH	70,000,000	(257,598)
UBS	7/17/26	USD	371,252	CNH	2,597,908	(8,682)
UBS	7/17/26	USD	371,177	CNH	2,597,833	(8,745)
HSBC	8/14/26	USD	1,800,018	CNH	12,644,225	(52,562)
HSBC	8/14/26	USD	10,814,063	CNH	75,968,796	(316,570)
UBS	8/14/26	USD	1,800,146	CNH	12,644,949	(52,539)
UBS	8/14/26	USD	1,800,564	CNH	12,647,881	(52,551)
Bank of America	9/11/26	USD	1,355,578	CNH	9,451,905	(31,837)
Goldman Sachs	9/11/26	USD	1,355,364	CNH	9,451,905	(32,051)
HSBC	9/11/26	USD	10,758,241	CNH	75,000,000	(250,772)
See accompanying Notes to Portfolio of InvestmentsDodge & Cox Emerging Markets Stock Fund / 5

Portfolio of Investments (unaudited)
                March 31, 2026
Currency Forward Contracts  (continued)
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
UBS	9/11/26	USD	1,359,390	CNH	9,477,801	$(31,827)
UBS	9/11/26	USD	1,355,429	CNH	9,454,385	(32,351)
Citibank	9/18/26	USD	384,021	CNH	2,676,666	(9,060)
HSBC	9/18/26	USD	383,856	CNH	2,676,666	(9,225)
Barclays	10/16/26	USD	2,722,721	CNH	19,061,224	(81,648)
Citibank	10/16/26	USD	2,720,151	CNH	19,055,749	(83,412)
UBS	10/16/26	USD	2,722,340	CNH	19,061,009	(81,997)
UBS	10/16/26	USD	2,720,902	CNH	19,061,009	(83,435)
UBS	10/16/26	USD	2,722,496	CNH	19,061,009	(81,842)
Citibank	11/6/26	USD	1,338,477	CNH	9,332,400	(36,391)
HSBC	11/6/26	USD	1,338,717	CNH	9,333,800	(36,358)
HSBC	11/6/26	USD	623,124	CNH	4,243,913	(2,098)
JPMorgan	11/6/26	USD	1,338,256	CNH	9,333,800	(36,819)
Bank of America	12/11/26	USD	624,547	CNH	4,243,919	(2,080)
Citibank	12/11/26	USD	13,382,597	CNH	92,000,000	(201,461)
Citibank	12/11/26	USD	16,485,804	CNH	114,223,540	(379,622)
Citibank	12/11/26	USD	623,629	CNH	4,243,917	(2,998)
State Street	12/11/26	USD	1,222,003	CNH	8,334,792	(8,653)
Citibank	1/8/27	USD	1,137,617	CNH	7,782,555	(13,565)
Citibank	1/8/27	USD	1,223,269	CNH	8,336,458	(9,846)
Goldman Sachs	1/8/27	USD	1,223,273	CNH	8,335,625	(9,719)
HSBC	1/8/27	USD	625,076	CNH	4,243,920	(2,678)
Citibank	1/15/27	USD	1,136,642	CNH	7,783,723	(15,231)
HSBC	1/15/27	USD	1,137,057	CNH	7,783,722	(14,815)
State Street	1/15/27	USD	865,729	CNH	5,908,322	(8,613)
Citibank	1/29/27	USD	30,206,454	CNH	205,908,332	(292,208)
HSBC	1/29/27	USD	1,223,452	CNH	8,335,625	(11,201)
State Street	1/29/27	USD	866,796	CNH	5,908,331	(8,332)
Citibank	3/12/27	USD	1,098,311	CNH	7,388,448	994
Citibank	3/12/27	USD	2,529,052	CNH	17,035,950	(1,091)
HSBC	3/12/27	USD	1,098,981	CNH	7,388,447	1,664
UBS	3/12/27	USD	2,529,015	CNH	17,035,950	(1,128)
TWD: Taiwan Dollar
Bank of America	4/17/26	TWD	4,376,683	USD	138,810	(2,115)
Citibank	4/17/26	TWD	32,000,000	USD	1,010,835	(11,391)
HSBC	4/17/26	USD	798,850	TWD	25,000,000	18,034
HSBC	4/17/26	USD	1,173,951	TWD	31,966,683	175,547
JPMorgan	4/17/26	USD	799,182	TWD	25,000,000	18,366
UBS	4/17/26	USD	925,829	TWD	28,410,000	38,510
UBS	4/17/26	TWD	74,000,000	USD	2,341,031	(29,817)
Citibank	4/24/26	TWD	35,000,000	USD	1,121,040	(28,758)
HSBC	4/24/26	USD	928,266	TWD	28,391,015	42,237
HSBC	4/24/26	USD	927,778	TWD	28,428,985	40,565
HSBC	4/24/26	USD	1,175,460	TWD	31,966,634	177,843
Morgan Stanley	4/24/26	TWD	53,786,634	USD	1,698,346	(19,770)
Citibank	5/15/26	TWD	25,000,000	USD	792,067	(13,155)
Citibank	5/15/26	TWD	9,000,000	USD	287,310	(6,902)
UBS	5/15/26	USD	762,991	TWD	21,666,666	87,935
UBS	5/15/26	USD	763,610	TWD	21,666,666	88,553
UBS	5/15/26	USD	761,757	TWD	21,666,667	86,701
UBS	5/15/26	USD	762,320	TWD	21,666,666	87,264
UBS	5/15/26	TWD	26,319,769	USD	831,444	(11,413)
UBS	5/15/26	TWD	26,346,896	USD	831,762	(10,886)
Citibank	5/22/26	USD	877,076	TWD	24,443,222	115,769
Citibank	5/22/26	TWD	19,000,000	USD	601,837	(10,065)
HSBC	5/22/26	USD	874,665	TWD	24,446,889	113,244
HSBC	5/22/26	USD	874,040	TWD	24,446,889	112,619
Morgan Stanley	5/22/26	TWD	27,168,500	USD	857,321	(11,133)
Morgan Stanley	5/22/26	TWD	27,168,500	USD	858,106	(11,918)
Citibank	5/29/26	TWD	12,900,000	USD	408,849	(7,202)
HSBC	5/29/26	USD	1,183,581	TWD	32,009,940	186,939
HSBC	5/29/26	TWD	41,512,977	USD	1,330,544	(38,021)
JPMorgan	5/29/26	USD	1,170,451	TWD	31,959,158	175,390
Morgan Stanley	5/29/26	TWD	41,487,023	USD	1,326,524	(34,809)
UBS	5/29/26	USD	1,179,350	TWD	31,930,902	185,169
6 / Dodge & Cox Emerging Markets Stock FundSee accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
                March 31, 2026
Currency Forward Contracts  (continued)
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
HSBC	6/5/26	TWD	62,120,000	USD	1,979,794	$(46,188)
JPMorgan	6/5/26	USD	1,125,968	TWD	31,054,205	159,345
UBS	6/5/26	USD	1,131,733	TWD	31,077,387	164,389
UBS	6/5/26	USD	1,132,126	TWD	31,054,204	165,503
UBS	6/5/26	USD	1,129,531	TWD	31,054,204	162,909
UBS	6/5/26	TWD	62,120,000	USD	1,979,075	(45,469)
Bank of America	6/12/26	TWD	74,000,000	USD	2,338,738	(35,762)
Citibank	6/12/26	USD	3,019,364	TWD	82,504,125	451,728
HSBC	6/12/26	USD	2,927,608	TWD	82,500,000	360,101
JPMorgan	6/12/26	TWD	45,000,000	USD	1,428,753	(28,294)
Morgan Stanley	6/12/26	TWD	41,000,000	USD	1,312,840	(36,867)
Standard Chartered	6/12/26	TWD	170,000,000	USD	5,389,639	(99,018)
UBS	6/12/26	USD	2,933,040	TWD	82,491,750	365,789
UBS	6/12/26	USD	2,942,897	TWD	82,504,125	375,262
Citibank	6/26/26	TWD	7,300,000	USD	231,152	(4,049)
JPMorgan	6/26/26	USD	1,498,106	TWD	41,370,207	211,079
JPMorgan	6/26/26	TWD	40,333,333	USD	1,277,180	(22,409)
State Street	6/26/26	TWD	37,000,000	USD	1,180,984	(29,914)
UBS	6/26/26	USD	1,490,365	TWD	41,309,931	205,213
UBS	6/26/26	USD	1,493,382	TWD	41,309,931	208,230
UBS	6/26/26	USD	1,494,841	TWD	41,309,931	209,689
UBS	6/26/26	TWD	40,333,333	USD	1,277,422	(22,652)
UBS	6/26/26	TWD	40,333,334	USD	1,277,989	(23,219)
Citibank	7/10/26	TWD	126,000,000	USD	3,995,434	(76,400)
Citibank	7/10/26	TWD	17,000,000	USD	539,460	(10,701)
Citibank	7/10/26	TWD	16,000,000	USD	508,453	(10,798)
HSBC	7/10/26	TWD	26,000,000	USD	824,795	(16,105)
Morgan Stanley	7/10/26	USD	6,339,742	TWD	185,000,000	585,605
Bank of America	7/17/26	USD	2,762,762	TWD	76,569,961	381,289
Bank of America	7/17/26	TWD	20,000,000	USD	632,511	(10,472)
Bank of America	7/17/26	TWD	62,000,000	USD	1,958,802	(30,482)
Barclays	7/17/26	USD	2,767,791	TWD	76,606,923	385,168
Citibank	7/17/26	USD	2,752,875	TWD	76,607,000	370,249
HSBC	7/17/26	USD	2,762,448	TWD	76,644,116	378,668
HSBC	7/17/26	TWD	39,000,000	USD	1,234,763	(21,788)
HSBC	7/17/26	TWD	33,100,000	USD	1,048,298	(18,824)
HSBC	7/17/26	TWD	67,828,000	USD	2,149,994	(40,412)
State Street	7/17/26	TWD	39,500,000	USD	1,258,403	(29,876)
UBS	7/17/26	TWD	39,000,000	USD	1,233,163	(20,187)
UBS	7/17/26	TWD	6,000,000	USD	189,585	(2,974)
Citibank	7/24/26	USD	400,630	TWD	11,450,000	44,530
Citibank	7/24/26	USD	3,898,093	TWD	112,000,000	414,845
Citibank	7/24/26	TWD	28,300,000	USD	895,343	(15,201)
HSBC	7/24/26	TWD	49,000,000	USD	1,550,388	(26,467)
Standard Chartered	7/24/26	USD	403,555	TWD	11,448,855	47,491
UBS	7/24/26	TWD	33,000,000	USD	1,047,120	(20,806)
UBS	7/24/26	TWD	24,598,855	USD	777,387	(12,352)
Citibank	8/7/26	USD	402,721	TWD	11,450,572	46,638
Citibank	8/7/26	USD	401,901	TWD	11,450,573	45,818
Citibank	8/7/26	USD	81,436	TWD	2,375,000	7,580
Citibank	8/7/26	USD	81,758	TWD	2,375,000	7,902
HSBC	8/7/26	TWD	1,224,447	USD	38,840	(763)
Morgan Stanley	8/7/26	TWD	2,200,000	USD	70,296	(1,882)
Morgan Stanley	8/7/26	TWD	1,226,698	USD	38,908	(761)
Standard Chartered	8/7/26	TWD	23,000,000	USD	729,811	(14,571)
Barclays	11/13/26	USD	198,213	TWD	5,957,279	13,027
UBS	11/13/26	TWD	5,957,279	USD	191,331	(6,146)
Unrealized gain on currency forward contracts						7,535,555
Unrealized loss on currency forward contracts						(5,223,287)
Net unrealized gain on currency forward contracts						$2,312,268
The listed counterparty may be the parent company or one of its subsidiaries.
See accompanying Notes to Portfolio of InvestmentsDodge & Cox Emerging Markets Stock Fund / 7

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)
Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.
Portfolio holdings for which market quotes are readily available are valued at market value. Listed securities, for example, are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security. Exchange-traded derivatives are valued at the settlement price determined by the relevant exchange. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value a Fund receives upon sale of the securities.
Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. Currency forward contracts are valued based on the prevailing forward exchange rates of the underlying currencies. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.
If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by Dodge & Cox. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, as its "valuation designee", as permitted by Rule 2a-5 under the Investment Company Act of 1940, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, Risk, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.
As trading in securities on most foreign exchanges is normally completed before the close of the NYSE, the value of non-U.S. securities can change by the time the Fund calculates its net asset value. To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value non-U.S. securities at fair value. These adjustment factors are based on statistical analyses of subsequent movements and changes in U.S. markets and financial instruments trading in U.S. markets that represent foreign securities or baskets of securities.
Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
■ Level 1: Unadjusted quoted prices in active markets for identical securities
■ Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
■ Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s holdings at March 31, 2026:
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)	LEVEL 3 (Signficant Unobservable Inputs)
Securities
Common Stocks
Communication Services	$40,161,912	$40,926,227	$—
Consumer Discretionary	83,782,049	59,524,267	—
Consumer Staples	37,778,284	19,751,275	—
Energy	54,024,328	7,811,641	5
Financials	59,309,336	152,924,621	—
Health Care	—	31,445,517	—
Industrials	21,312,841	65,471,266	8
Information Technology	17,026,402	178,253,846	—
Materials	20,884,237	61,365,208	29
Real Estate	1,764,151	12,385,833	—
Utilities	—	22,735,264	—
Preferred Stocks
Consumer Staples	480,303	2,184,242	—
Financials	25,556,597	—	—
Industrials	—	344,789	—
8 / Dodge & Cox Emerging Markets Stock Fund

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)	LEVEL 3 (Signficant Unobservable Inputs)
Information Technology	$—	$30,340,475	$—
Utilities	1,765,042	—	—
Short-Term Investments
Repurchase Agreements	—	16,062,997	—
Money Market Fund	12,986,340	—	—
Total Securities	$376,831,822	$701,527,468	$42
Other Investments
Futures Contracts
Depreciation	$(1,116,402)	$—	$—
Currency Forward Contracts
Appreciation	—	7,535,555	—
Depreciation	—	(5,223,287)	—
The following is a reconciliation of the Fund's holdings for which Level 3 inputs were used in determining value.
Common Stocks	Amount
Balance at 1/1/2026	$42
Net change in unrealized depreciation	—
Balance at 3/31/2026	$42
Security transactions. Security transactions are recorded on the trade date.
Dodge & Cox Emerging Markets Stock Fund / 9

DODGE & COX BALANCED FUND
Portfolio of Investments (unaudited)
                March 31, 2026
Common Stocks: 62.9%
		Shares	Value
Communication Services: 5.4%
Media & Entertainment: 4.1%
Alphabet, Inc., Class A		399,500	$114,880,220
Alphabet, Inc., Class C		670,600	192,368,316
Charter Communications, Inc., Class A(a)		799,249	172,541,874
Fox Corp., Class A		295,133	17,235,767
Fox Corp., Class B		103,780	5,510,718
Meta Platforms, Inc., Class A		161,700	92,513,421
Versant Media Group, Inc., Class A		199,309	7,378,419
			602,428,735
Telecommunication Services: 1.3%
Comcast Corp., Class A		4,982,748	143,054,695
T-Mobile U.S., Inc.		191,600	40,241,748
			183,296,443
			785,725,178
Consumer Discretionary: 2.2%
Consumer Discretionary Distribution & Retail: 1.3%
Alibaba Group Holding, Ltd. ADR (China)		625,600	78,487,776
Amazon.com, Inc.(a)		531,000	110,591,370
			189,079,146
Consumer Durables & Apparel: 0.2%
VF Corp.		2,227,600	37,846,924
Consumer Services: 0.7%
Booking Holdings, Inc.		24,400	102,731,808
			329,657,878
Consumer Staples: 2.5%
Food, Beverage & Tobacco: 2.5%
Anheuser-Busch InBev SA/NV ADR (Belgium)		1,973,100	136,873,947
Archer-Daniels-Midland Co.		770,300	55,993,107
Imperial Brands PLC ADR (United Kingdom)		2,969,600	121,367,552
Molson Coors Beverage Co., Class B		1,135,414	48,890,927
			363,125,533
Energy: 2.9%
Baker Hughes Co., Class A		1,814,200	110,756,910
ConocoPhillips		421,424	55,627,968
Occidental Petroleum Corp.		3,897,715	253,351,475
			419,736,353
Financials: 14.3%
Banks: 3.8%
Banco Santander SA (Spain)	EUR	9,382,700	106,168,258
BNP Paribas SA ADR (France)		2,868,400	136,507,156
Credicorp, Ltd. (Peru)		210,597	71,430,290
First Citizens BancShares, Inc., Class A		25,200	47,493,432
HDFC Bank, Ltd. ADR (India)		3,106,600	77,292,208
Wells Fargo & Co.		1,427,642	113,654,580
			552,545,924
Financial Services: 7.0%
Brookfield Corp. (Canada)		2,322,900	94,007,763
Capital One Financial Corp.		410,426	74,874,015
Fidelity National Information Services, Inc.		2,834,600	132,971,086
Fiserv, Inc.(a)		3,086,500	172,226,700

		Shares	Value
LPL Financial Holdings, Inc.		234,200	$70,454,386
The Bank of New York Mellon Corp.		744,800	88,355,624
The Charles Schwab Corp.		3,341,100	313,996,578
XP, Inc., Class A (Brazil)		4,274,900	81,394,096
			1,028,280,248
Insurance: 3.5%
AIA Group, Ltd. ADR (Hong Kong)		2,700,900	120,271,077
Aon PLC, Class A		357,700	115,458,406
Arthur J Gallagher & Co.		396,100	85,787,338
MetLife, Inc.		1,487,690	105,209,437
Willis Towers Watson PLC		276,984	80,519,249
			507,245,507
			2,088,071,679
Health Care: 15.9%
Health Care Equipment & Services: 6.9%
Baxter International, Inc.		2,693,100	45,244,080
CVS Health Corp.		3,509,000	252,016,380
Fresenius Medical Care AG ADR (Germany)		3,826,910	86,335,090
GE HealthCare Technologies, Inc.		1,628,000	115,881,040
Humana, Inc.		613,400	106,357,426
Medtronic PLC		623,700	54,043,605
The Cigna Group		628,165	167,563,014
UnitedHealth Group, Inc.		408,972	110,663,733
Zimmer Biomet Holdings, Inc.		673,500	60,897,870
			999,002,238
Pharmaceuticals, Biotechnology & Life Sciences: 9.0%
Alnylam Pharmaceuticals, Inc.(a)		53,400	17,668,458
Avantor, Inc.(a)		6,317,700	49,530,768
Bayer AG ADR (Germany)		6,249,700	71,746,556
BioMarin Pharmaceutical, Inc.(a)		955,200	53,959,248
Elanco Animal Health, Inc.(a)		5,108,800	122,253,584
Gilead Sciences, Inc.		1,192,980	166,265,622
GSK PLC ADR (United Kingdom)		4,235,395	233,751,450
Haleon PLC ADR (United Kingdom)		11,685,813	116,974,988
Incyte Corp.(a)		1,126,600	106,035,592
Neurocrine Biosciences, Inc.(a)		304,000	40,048,960
Novo Nordisk A/S ADR, Class B (Denmark)		1,275,900	46,889,325
Regeneron Pharmaceuticals, Inc.		221,300	170,985,232
Roche Holding AG ADR (Switzerland)		766,000	38,077,860
Sanofi SA ADR (France)		1,787,465	86,120,064
			1,320,307,707
			2,319,309,945
Industrials: 6.9%
Capital Goods: 4.9%
Carrier Global Corp.		843,000	47,469,330
Daikin Industries, Ltd. (Japan)	JPY	355,000	43,067,134
Fortive Corp.		2,320,228	128,262,204
Johnson Controls International PLC		1,157,714	151,602,648
RTX Corp.		1,132,700	218,497,830
Sunbelt Rentals Holdings, Inc.		2,005,700	130,551,013
			719,450,159
Commercial & Professional Services: 0.4%
TransUnion		794,400	54,964,536
1 / Dodge & Cox Balanced FundSee accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
                March 31, 2026
Common Stocks (continued)
		Shares	Value
Transportation: 1.6%
FedEx Corp.		405,133	$144,300,272
Norfolk Southern Corp.		321,900	92,385,300
			236,685,572
			1,011,100,267
Information Technology: 5.1%
Semiconductors & Semiconductor Equipment: 1.7%
Microchip Technology, Inc.		369,387	23,866,094
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	TWD	4,044,100	227,987,905
			251,853,999
Software & Services: 2.1%
Adobe, Inc.(a)		133,500	32,451,180
Cognizant Technology Solutions Corp., Class A		458,000	28,098,300
Microsoft Corp.		474,300	175,571,631
Roper Technologies, Inc.		209,186	74,022,558
			310,143,669
Technology, Hardware & Equipment: 1.3%
HP, Inc.		1,800,230	34,582,418
Ralliant Corp.		671,453	27,925,730
TE Connectivity PLC (Switzerland)		329,636	68,900,517
Teledyne Technologies, Inc.(a)		88,300	53,422,383
			184,831,048
			746,828,716
Materials: 3.7%
Air Products & Chemicals, Inc.		489,309	142,139,371
Akzo Nobel NV ADR (Netherlands)		2,126,200	40,674,206
Celanese Corp.		815,032	53,604,655
Glencore PLC (Australia)	GBP	18,105,400	137,963,213
International Flavors & Fragrances, Inc.		1,186,400	86,073,320
LyondellBasell Industries NV, Class A		1,022,400	82,364,544
			542,819,309
Real Estate: 2.1%
Equity Real Estate Investment Trusts (Reits): 2.1%
Gaming & Leisure Properties, Inc. REIT		1,086,054	48,188,216
SBA Communications Corp. REIT, Class A		730,800	125,777,988
Sun Communities, Inc. REIT		1,108,900	139,677,044
			313,643,248
Utilities: 1.9%
American Electric Power Co., Inc.		909,500	119,217,260
Dominion Energy, Inc.		2,486,800	153,733,976
			272,951,236
Total Common Stocks (Cost $7,197,424,590)			$9,192,969,342
Debt Securities: 32.3%
	Par Value	Value
U.S. Treasury: 3.2%
U.S. Treasury Inflation Indexed
2.50% 1/15/29(b)	$40,897,980	$42,420,691
1.625% 10/15/29(b)	172,602,850	175,312,984
1.50% 2/15/53(b)	16,252,261	12,453,291
2.375% 2/15/55(b)	23,125,276	21,489,111
U.S. Treasury Note/Bond

	Par Value	Value
3.75% 2/28/33	$9,037,000	$8,830,843
4.625% 11/15/44	16,974,000	16,424,334
4.875% 8/15/45	31,310,000	31,207,264
4.25% 8/15/54	54,451,000	48,767,677
4.50% 11/15/54	6,805,000	6,357,359
4.75% 8/15/55	19,331,000	18,838,663
4.625% 11/15/55	85,809,000	81,987,818
		464,090,035
Government-Related: 1.4%
Agency: 0.6%
Petroleos Mexicanos (Mexico)
6.70% 2/16/32	38,299,000	37,482,476
6.375% 1/23/45	10,725,000	8,447,952
6.75% 9/21/47	11,625,000	9,275,765
7.69% 1/23/50	49,355,000	42,740,823
		97,947,016
Local Authority: 0.5%
State of California GO
7.55% 4/1/39	6,600,000	7,834,679
7.625% 3/1/40	23,400,000	27,847,184
State of Illinois GO
5.10% 6/1/33	33,056,520	33,671,642
		69,353,505
Sovereign: 0.3%
Colombia Government International (Colombia)
5.375% 1/21/29	3,000,000	2,970,000
7.375% 4/25/30	4,925,000	5,105,403
6.125% 1/21/31	3,000,000	2,947,500
7.75% 11/7/36	9,425,000	9,631,879
Mexico Government International (Mexico)
5.625% 2/9/34	12,150,000	11,882,700
6.875% 5/13/37	11,150,000	11,679,625
		44,217,107
		211,517,628
Securitized: 16.3%
Asset-Backed: 3.2%
Auto Loan: 1.3%
Ford Credit Auto Owner Trust
Series 2023-B A3, 5.23% 5/15/28	4,423,506	4,443,101
Series 2024-B A3, 5.10% 4/15/29	12,370,532	12,466,607
GM Financial Consumer Automobile Receivables Trust
Series 2024-4 A3, 4.40% 8/16/29	12,556,000	12,585,422
Series 2025-4 A3, 3.84% 2/18/31	4,254,000	4,228,659
Honda Auto Receivables Owner Trust
Series 2024-4 A3, 4.33% 5/15/29	13,002,000	13,027,381
Series 2025-4 A3, 3.98% 6/17/30	5,992,000	5,960,948
Series 2025-2 A4, 4.28% 8/15/31	12,871,000	12,873,529
Hyundai Auto Receivables Trust
Series 2024-B A3, 4.84% 3/15/29	33,250,000	33,444,675
Series 2025-A A3, 4.32% 10/15/29	3,466,000	3,474,102
Toyota Auto Receivables Owner Trust
Series 2024-C A3, 4.88% 3/15/29	12,515,563	12,596,229
Series 2024-D A3, 4.40% 6/15/29	3,165,000	3,176,540
Series 2025-B A4, 4.49% 6/17/30	15,302,000	15,403,896
Volkswagen Auto Loan Enhanced Trust
See accompanying Notes to Portfolio of InvestmentsDodge & Cox Balanced Fund / 2

Portfolio of Investments (unaudited)
                March 31, 2026
Debt Securities (continued)
	Par Value	Value
Series 2025-1 A3, 4.50% 8/20/29	$21,413,000	$21,530,703
Series 2025-2 A3, 3.92% 3/20/30	35,156,000	34,975,319
		190,187,111
Federal Agency: 0.0%
Small Business Admin. - 504 Program
Series 2007-20F 1, 5.71% 6/1/27	95,895	96,480
		96,480
Other: 0.1%
Rio Oil Finance Trust (Brazil)
9.75% 1/6/27(c)	5,400,459	5,509,715
8.20% 4/6/28(c)	5,072,787	5,218,757
		10,728,472
Student Loan: 1.8%
ECMC Group Student Loan Trust
United States 30 Day Average SOFR
+1.05%, Series 2025-2A A, 4.712% 11/25/74(c)	4,842,548	4,852,242
Navient Student Loan Trust
United States 30 Day Average SOFR
+1.264%, Series 2016-7A A, 4.926% 3/25/66(c)	23,619,205	23,791,656
+1.414%, Series 2016-6A A3, 5.076% 3/25/66(c)	16,444,612	16,646,535
+0.914%, Series 2017-5A A, 4.576% 7/26/66(c)	3,404,621	3,378,134
+1.264%, Series 2017-1A A3, 4.926% 7/26/66(c)	3,556,868	3,583,764
+1.164%, Series 2017-2A A, 4.826% 12/27/66(c)	5,199,383	5,218,472
+0.864%, Series 2018-2A A3, 4.526% 3/25/67(c)	52,161,845	51,639,335
+1.114%, Series 2019-2A A2, 4.776% 2/27/68(c)	2,295,452	2,297,066
+0.814%, Series 2016-1A A, 4.476% 2/25/70(c)	3,633,680	3,597,064
+0.664%, Series 2021-2A A1B, 4.326% 2/25/70(c)	10,025,255	9,927,261
Sallie Mae Resecuritization FFELP Student Loan Trust
United States 90 Day Average SOFR
+0.371%, Series 2026-1A 74A5, 4.685% 4/26/76(c)	40,038,000	38,614,645
SLM Student Loan Trust
United States 30 Day Average SOFR
+0.914%, Series 2012-5 A3, 4.576% 1/25/75	29,782,664	29,628,441
United States 90 Day Average SOFR
+0.861%, Series 2005-9 A7A, 4.749% 1/25/41	2,681,441	2,655,877
+0.431%, Series 2006-2 A6, 4.319% 1/25/41	5,475,591	5,309,027
+0.421%, Series 2006-8 A6, 4.309% 1/25/41	2,972,951	2,882,129
+0.811%, Series 2004-3A A6B, 4.699% 10/25/64(c)	11,838,974	11,852,049

	Par Value	Value
SMB Private Education Loan Trust (Private Loans)
Series 2018-B A2A, 3.60% 1/15/37(c)	$1,562,377	$1,554,056
Series 2023-C A1A, 5.67% 11/15/52(c)	6,999,280	7,136,720
Series 2023-A A1A, 5.38% 1/15/53(c)	10,329,081	10,435,255
Series 2023-D A1A, 6.15% 9/15/53(c)	9,549,874	9,958,195
Series 2025-A A1A, 5.13% 4/15/54(c)	7,631,707	7,683,202
Series 2024-A A1A, 5.24% 3/15/56(c)	7,330,516	7,391,779
		260,032,904
		461,044,967
CMBS: 0.0%
Agency CMBS: 0.0%
Freddie Mac Multifamily Interest Only
Series K056 X1, 1.21% 5/25/26(d)	2,807,518	1,608
Series K064 X1, 0.585% 3/25/27(d)	8,199,700	32,905
Series K065 X1, 0.649% 4/25/27(d)	39,745,954	225,626
Series K066 X1, 0.725% 6/25/27(d)	33,483,499	209,724
Series K069 X1, 0.34% 9/25/27(d)	207,642,584	893,279
Series K090 X1, 0.706% 2/25/29(d)	174,901,928	3,254,400
		4,617,542
Mortgage-Related: 13.1%
CMO & REMIC: 2.9%
Dept. of Veterans Affairs
Series 2002-1 2J, 6.50% 8/15/31	1,255,645	1,289,100
Fannie Mae
Trust 2002-33 A1, 7.00% 6/25/32	534,558	540,176
Trust 2009-30 AG, 6.50% 5/25/39	391,998	414,959
Trust 2020-45 HD, 3.50% 7/25/40	642,267	607,292
Trust 2001-T7 A1, 7.50% 2/25/41	440,448	451,230
Trust 2001-T5 A3, 7.50% 6/19/41(d)	259,368	266,488
Trust 2001-T4 A1, 7.50% 7/25/41	421,077	427,857
Trust 2001-T8 A1, 7.50% 7/25/41	329,539	338,068
Trust 2001-W3 A, 4.55% 9/25/41(d)	197,582	198,227
Trust 2001-T10 A2, 7.50% 12/25/41	222,827	229,081
Trust 2013-106 MA, 4.00% 2/25/42	2,116,629	2,103,082
Trust 2002-W6 2A1, 7.00% 6/25/42(d)	364,639	364,247
Trust 2002-W8 A2, 7.00% 6/25/42	583,700	607,307
Trust 2003-W2 1A2, 7.00% 7/25/42	443,428	460,760
Trust 2003-W2 1A1, 6.50% 7/25/42	888,036	921,774
Trust 2003-W4 4A, 5.024% 10/25/42(d)	401,302	407,646
Trust 2012-121 NB, 7.00% 11/25/42	405,010	427,704
Trust 2013-19 ZA, 3.50% 3/25/43	15,526,552	14,565,473
Trust 2004-T1 1A2, 6.50% 1/25/44	278,387	284,733
Trust 2004-W2 5A, 7.50% 3/25/44	296,743	306,025
Trust 2004-W8 3A, 7.50% 6/25/44	50,774	51,792
Trust 2005-W4 1A2, 6.50% 8/25/45	717,549	740,931
Trust 2009-11 MP, 7.00% 3/25/49	936,079	1,004,142
United States 30 Day Average SOFR
+0.664%, Trust 2013-98 FA, 4.326% 9/25/43	1,607,550	1,593,898
Freddie Mac
Series T-48 1A4, 5.538% 7/25/33	9,829,098	9,912,094
Series T-51 1A, 6.50% 9/25/43(d)	98,259	100,320
Series T-59 1A1, 6.50% 10/25/43	3,345,981	3,406,213
Series 4281 BC, 4.50% 12/15/43(d)	9,602,859	9,517,155
Series 4384 DZ, 2.50% 9/15/44	18,381,494	16,346,942
Series 4680 GZ, 3.50% 3/15/47	14,322,390	13,204,083
United States 30 Day Average SOFR
3 / Dodge & Cox Balanced FundSee accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
                March 31, 2026
Debt Securities (continued)
	Par Value	Value
+0.85%, Series 5524 FM, 4.512% 4/25/55	$41,788,897	$41,912,299
+0.9%, Series 5572 FA, 4.562% 9/25/55	46,313,253	46,139,930
+0.724%, Series 314 F2, 4.397% 9/15/43	3,969,583	3,946,472
Ginnie Mae
CME Term SOFR 1 Month
+0.734%, Series 2014-H18 FA, 4.403% 9/20/64	459,592	459,942
+0.814%, Series 2020-H02 FA, 4.483% 1/20/70	13,324,734	13,327,227
+0.764%, Series 2020-H01 FV, 4.433% 1/20/70	18,525,239	18,501,367
United States 30 Day Average SOFR
+0.55%, Series 2022-H04 FG, 4.223% 2/20/67	2,765,810	2,764,993
+0.8%, Series 2023-H05 FJ, 4.473% 2/20/68	18,578,840	18,629,393
+0.41%, Series 2022-H06 FC, 4.083% 8/20/68	22,655,241	22,536,004
+1.02%, Series 2023-H08 FE, 4.693% 8/20/71	21,302,159	21,526,053
+1%, Series 2022-H20 FB, 4.673% 8/20/71	27,489,812	27,744,032
+0.82%, Series 2022-H04 HF, 4.493% 2/20/72	6,178,826	6,202,932
+0.67%, Series 2022-H09 FA, 4.343% 4/20/72	20,454,749	20,431,973
+0.74%, Series 2022-H09 FC, 4.413% 4/20/72	25,173,993	25,215,676
+0.97%, Series 2022-H11 EF, 4.643% 5/20/72	14,194,284	14,325,327
CME Term SOFR 12 Month
+1.015%, Series 2017-H03 F, 4.541% 1/20/67	3,843,747	3,870,658
+0.945%, Series 2017-H20 BF, 4.712% 10/20/67	5,811,542	5,848,628
+0.945%, Series 2017-H20 FG, 4.712% 10/20/67	3,718,200	3,744,419
+0.775%, Series 2018-H02 GF, 4.202% 12/20/67	11,338,657	11,367,970
+0.795%, Series 2018-H08 GF, 4.557% 5/20/68	3,547,601	3,571,693
+0.965%, Series 2018-H13 BF, 4.832% 6/20/68	11,333,084	11,470,867
+0.995%, Series 2019-H04 EF, 4.486% 11/20/68	14,794,151	14,948,243
+0.965%, Series 2019-H01 FV, 4.491% 12/20/68	1,654,275	1,670,878
		421,245,775
Federal Agency Mortgage Pass-Through: 10.2%
Fannie Mae, 15 Year
4.50% 1/1/27	1,946	1,940
3.50%, 1/1/27 - 12/1/29	623,266	617,707
Fannie Mae, 20 Year
4.00%, 11/1/30 - 2/1/37	8,041,745	7,926,637
4.50%, 1/1/31 - 12/1/34	8,824,922	8,820,813
3.50%, 4/1/36 - 4/1/37	5,507,411	5,345,910
2.50% 4/1/42	31,832,510	28,569,706
3.00% 8/1/42	18,831,785	17,448,086
Fannie Mae, 30 Year
6.50%, 12/1/28 - 8/1/39	2,929,534	3,063,289

	Par Value	Value
5.50%, 7/1/33 - 8/1/37	$2,213,839	$2,257,276
6.00%, 9/1/36 - 8/1/37	2,557,664	2,631,891
7.00% 8/1/37	101,672	107,407
4.50%, 3/1/40 - 1/1/55	109,398,308	105,768,518
5.00%, 12/1/48 - 3/1/49	2,450,928	2,462,106
2.50%, 6/1/50 - 10/1/50	105,433,889	90,366,592
2.00%, 9/1/50 - 12/1/50	77,452,828	63,745,588
3.00% 3/1/52	26,596,915	23,663,946
3.50%, 4/1/52 - 8/1/52	285,997,858	263,934,156
4.00%, 5/1/52 - 7/1/53	128,163,521	121,281,354
Fannie Mae, 40 Year
4.50% 6/1/56	11,578,113	11,107,495
Fannie Mae, Hybrid ARM
5.988% 9/1/34(d)	138,393	141,386
5.627% 12/1/34(d)	113,895	114,849
5.915% 1/1/35(d)	187,842	191,919
5.773% 1/1/35(d)	180,080	186,866
6.317% 8/1/35(d)	89,019	91,008
6.329% 5/1/37(d)	364,697	373,177
6.28% 11/1/40(d)	157,657	162,390
6.193% 12/1/40(d)	340,978	351,713
5.972% 11/1/43(d)	567,682	588,659
6.421% 4/1/44(d)	934,538	966,597
6.032% 11/1/44(d)	1,269,191	1,316,573
5.975% 12/1/44(d)	1,135,809	1,177,960
6.34% 9/1/45(d)	353,966	365,736
6.095% 12/1/45(d)	707,063	732,779
5.874% 1/1/46(d)	384,028	395,437
5.173% 4/1/46(d)	916,447	956,552
2.546% 12/1/46(d)	2,398,985	2,461,699
6.276% 6/1/47(d)	444,555	461,313
6.235% 7/1/47(d)	532,713	555,219
6.357% 8/1/47(d)	1,155,642	1,199,669
6.209% 1/1/49(d)	783,238	818,481
1.946% 4/1/52(d)	12,569,753	11,926,425
1.939% 4/1/52(d)	30,551,444	27,724,400
2.318% 4/1/52(d)	18,279,300	16,763,713
2.643% 7/1/52(d)	15,237,138	14,157,343
Freddie Mac, Hybrid ARM
6.861% 5/1/34(d)	187,521	192,510
6.125% 10/1/35(d)	266,347	274,281
6.482% 4/1/37(d)	478,097	493,755
6.563% 9/1/37(d)	371,538	384,478
6.634% 1/1/38(d)	95,714	97,998
6.194% 2/1/38(d)	289,880	299,783
6.629% 7/1/38(d)	40,017	41,453
6.232% 10/1/38(d)	100,033	101,924
6.646% 10/1/41(d)	64,195	66,618
6.487% 8/1/42(d)	504,523	526,417
6.457% 5/1/44(d)	1,401,852	1,453,901
6.36% 5/1/44(d)	68,027	70,133
6.365% 6/1/44(d)	365,873	376,117
6.245% 6/1/44(d)	367,711	381,545
6.258% 1/1/45(d)	997,282	1,034,094
6.356% 10/1/45(d)	672,358	696,874
6.344% 10/1/45(d)	806,058	834,966
6.255% 7/1/47(d)	379,342	392,384
6.099% 1/1/49(d)	2,385,197	2,467,060
3.281% 1/1/49(d)	6,926,324	6,816,439
5.103% 3/1/49(d)	677,393	699,499
2.302% 5/1/52(d)	12,388,904	11,313,382
2.024% 5/1/52(d)	34,855,210	31,726,700
4.134% 1/1/53(d)	7,175,148	7,099,216
Freddie Mac Gold, 15 Year
See accompanying Notes to Portfolio of InvestmentsDodge & Cox Balanced Fund / 4

Portfolio of Investments (unaudited)
                March 31, 2026
Debt Securities (continued)
	Par Value	Value
4.50% 9/1/26	$6	$6
Freddie Mac Gold, 20 Year
6.50% 10/1/26	30,458	31,520
4.50%, 4/1/31 - 6/1/31	1,177,398	1,180,912
Freddie Mac Gold, 30 Year
6.50%, 12/1/32 - 4/1/33	962,027	1,002,122
7.00%, 11/1/37 - 9/1/38	967,250	1,027,989
5.50% 12/1/37	124,717	128,862
6.00% 2/1/39	282,680	296,841
4.50%, 9/1/41 - 6/1/42	8,303,435	8,221,362
Freddie Mac Pool, 20 Year
3.00%, 5/1/42 - 10/1/42	90,125,747	83,515,342
Freddie Mac Pool, 30 Year
2.50%, 6/1/50 - 2/1/51	100,476,026	86,159,607
2.00% 9/1/50	64,826,604	53,353,863
3.00%, 2/1/52 - 6/1/52	110,686,530	98,346,852
3.50%, 5/1/52 - 8/1/53	156,931,787	144,561,654
4.00%, 9/1/52 - 3/1/53	33,482,825	31,676,420
4.50%, 10/1/52 - 1/1/54	72,897,633	70,607,840
		1,491,254,999
		1,912,500,774
		2,378,163,283
Corporate: 11.4%
Financials: 4.3%
Bank of America Corp.
4.25% 10/22/26	2,970,000	2,968,478
4.183% 11/25/27	7,925,000	7,897,933
3.593% 7/21/28(e)	5,000,000	4,946,223
4.623% 5/9/29(e)	4,650,000	4,670,216
3.846% 3/8/37(e)	40,560,000	37,570,543
Barclays PLC (United Kingdom)
5.829% 5/9/27(e)	7,700,000	7,708,334
4.836% 5/9/28	4,525,000	4,525,430
5.501% 8/9/28(e)	10,750,000	10,872,948
5.746% 8/9/33(e)	9,500,000	9,754,034
6.224% 5/9/34(e)	2,800,000	2,936,367
BNP Paribas SA (France)
4.625% 3/13/27(c)	12,175,000	12,173,432
5.085% 5/9/31(c)(e)	4,500,000	4,538,844
2.588% 8/12/35(c)(e)	6,500,000	5,812,521
Boston Properties, Inc.
2.75% 10/1/26	22,161,000	21,955,384
2.90% 3/15/30	7,270,000	6,736,936
3.25% 1/30/31	5,850,000	5,395,825
6.50% 1/15/34	14,850,000	15,546,229
Capital One Financial Corp.
4.927% 5/10/28(e)	10,075,000	10,102,100
7.624% 10/30/31(e)	10,600,000	11,707,665
Citigroup, Inc.
6.25% (e)(f)(g)	45,886,000	45,911,788
4.412% 3/31/31(e)	6,000,000	5,931,415
United States 90 Day Average SOFR
+6.63%, 10.298% 10/30/40(f)	37,080,925	43,503,341
Elevance Health, Inc.
4.75% 2/15/30	20,000,000	20,128,549
2.25% 5/15/30	5,000,000	4,555,559
HSBC Holdings PLC (United Kingdom)
5.21% 8/11/28(e)	5,525,000	5,569,654
4.762% 3/29/33(e)	32,986,000	32,160,355
6.50% 5/2/36	17,805,000	19,177,634
6.50% 9/15/37	3,265,000	3,485,985
JPMorgan Chase & Co.

		Par Value	Value
8.75% 9/1/30(f)		$25,692,000	$29,803,448
2.739% 10/15/30(e)		5,000,000	4,709,057
2.956% 5/13/31(e)		16,793,000	15,647,275
4.347% 1/22/32(e)		6,275,000	6,186,443
Lloyds Banking Group PLC (United Kingdom)
3.75% 3/18/28(e)		8,025,000	7,971,802
7.953% 11/15/33(e)		14,000,000	15,948,798
NatWest Group PLC (United Kingdom)
5.808% 9/13/29(e)		11,800,000	12,141,062
6.016% 3/2/34(e)		13,000,000	13,691,438
3.032% 11/28/35(e)		12,365,000	11,257,593
The Charles Schwab Corp.
5.643% 5/19/29(e)		4,500,000	4,623,526
5.853% 5/19/34(e)		2,500,000	2,625,665
6.136% 8/24/34(e)		5,075,000	5,401,765
The Goldman Sachs Group, Inc.
3.615% 3/15/28(e)		12,695,000	12,593,819
4.937% 4/23/28(e)		4,600,000	4,622,474
5.218% 4/23/31(e)		5,625,000	5,719,866
UBS Group AG (Switzerland)
4.588% 8/10/32(c)(e)		4,500,000	4,422,954
5.959% 1/12/34(c)(e)		23,275,000	24,283,217
UniCredit SPA (Italy)
7.296% 4/2/34(c)(e)		29,960,000	31,527,816
5.459% 6/30/35(c)(e)		7,325,000	7,311,802
Unum Group
6.75% 12/15/28		8,417,000	8,844,610
Wells Fargo & Co.
4.10% 6/3/26		3,376,000	3,375,467
4.30% 7/22/27		13,145,000	13,128,148
2.572% 2/11/31(e)		12,005,000	11,104,368
4.897% 7/25/33(e)		11,000,000	10,943,747
5.389% 4/24/34(e)		1,900,000	1,928,455
			638,058,337
Industrials: 6.2%
Amazon.com, Inc.
4.875% 3/13/36		3,900,000	3,864,456
5.65% 3/13/46		2,700,000	2,690,659
5.80% 3/13/56		5,350,000	5,345,701
5.95% 3/13/66		12,665,000	12,706,516
AT&T, Inc.
4.40% 4/30/31		20,800,000	20,590,312
2.75% 6/1/31		4,000,000	3,657,737
Bayer AG (Germany)
4.375% 12/15/28(c)		10,100,000	9,998,685
6.375% 11/21/30(c)		6,200,000	6,519,949
6.50% 11/21/33(c)		11,350,000	12,070,563
British American Tobacco PLC (United Kingdom)
3.75% (e)(f)(g)(h)	EUR	84,228,000	95,063,200
6.343% 8/2/30		3,900,000	4,163,171
4.742% 3/16/32		15,335,000	15,282,878
6.421% 8/2/33		3,900,000	4,229,571
Cemex SAB de CV (Mexico)
5.20% 9/17/30(c)		14,400,000	14,255,585
3.875% 7/11/31(c)		13,105,000	12,233,141
Charter Communications, Inc.
4.50% 5/1/32		14,925,000	13,332,062
7.00% 2/1/33(c)		2,125,000	2,130,853
4.40% 4/1/33		2,475,000	2,313,878
4.50% 6/1/33(c)		21,105,000	18,374,509
4.25% 1/15/34(c)		2,525,000	2,160,121
5 / Dodge & Cox Balanced FundSee accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
                March 31, 2026
Debt Securities (continued)
	Par Value	Value
7.375% 2/1/36(c)	$2,750,000	$2,738,578
6.55% 5/1/37	11,000,000	11,090,154
6.75% 6/15/39	6,160,000	6,112,389
6.484% 10/23/45	18,957,000	17,477,691
Cox Enterprises, Inc.
3.35% 9/15/26(c)	24,386,000	24,273,309
3.50% 8/15/27(c)	16,200,000	15,975,100
CVS Health Corp.
7.00% 3/10/55(e)(f)	24,355,000	25,099,971
Dillard's, Inc.
7.75% 7/15/26	50,000	50,198
7.75% 5/15/27	540,000	553,816
7.00% 12/1/28	15,135,000	15,663,823
Elanco Animal Health, Inc.
6.40% 8/28/28	13,000,000	13,289,174
Fibercop SpA (Italy)
7.20% 7/18/36(c)	1,507,000	1,496,104
7.721% 6/4/38(c)	5,536,000	5,549,375
Fidelity National Information Services, Inc.
4.45% 3/10/28	2,925,000	2,916,811
4.55% 3/10/29	8,036,000	7,998,109
4.80% 3/10/31	3,425,000	3,398,118
Ford Motor Credit Co. LLC
4.542% 8/1/26	18,304,000	18,278,370
2.70% 8/10/26	12,700,000	12,606,224
4.95% 5/28/27	10,000,000	9,996,988
7.35% 11/4/27	4,000,000	4,128,190
6.80% 5/12/28	3,100,000	3,193,312
HCA Healthcare, Inc.
5.00% 3/1/28	2,425,000	2,448,781
5.25% 3/1/30	8,610,000	8,786,288
Imperial Brands PLC (United Kingdom)
3.50% 7/26/26(c)	7,800,000	7,776,914
6.125% 7/27/27(c)	11,425,000	11,656,660
3.875% 7/26/29(c)	27,915,000	27,233,003
Japan Tobacco, Inc. (Japan)
4.85% 5/15/28(c)	2,550,000	2,574,173
5.25% 6/15/30(c)	3,600,000	3,689,790
5.85% 6/15/35(c)	2,425,000	2,544,773
Macy's, Inc.
6.70% 7/15/34(c)	2,539,000	2,390,508
Mars, Inc.
4.45% 3/1/27(c)	2,175,000	2,181,645
4.60% 3/1/28(c)	10,025,000	10,085,413
4.80% 3/1/30(c)	5,075,000	5,128,410
Meta Platforms, Inc.
4.60% 11/15/32	3,250,000	3,218,115
4.875% 11/15/35	3,500,000	3,433,645
5.75% 11/15/65	17,805,000	16,537,350
Oracle Corp.
2.80% 4/1/27	6,350,000	6,241,018
2.95% 4/1/30	5,000,000	4,564,184
4.95% 2/4/31	4,900,000	4,794,355
5.35% 5/4/33	2,500,000	2,433,697
5.70% 2/4/36	3,425,000	3,293,097
Philip Morris International, Inc.
4.875% 2/13/29	9,900,000	10,047,435
5.125% 2/13/31	5,925,000	6,059,947
Prosus NV (China)
4.85% 7/6/27(c)	14,200,000	14,205,055
3.68% 1/21/30(c)	3,750,000	3,551,479
3.061% 7/13/31(c)	38,650,000	34,634,253

		Par Value	Value
4.193% 1/19/32(c)		$13,680,000	$12,869,626
Salesforce, Inc.
4.90% 9/15/31		2,625,000	2,621,282
5.20% 3/15/33		5,400,000	5,390,778
5.55% 3/15/36		5,250,000	5,233,669
6.40% 3/15/46		8,425,000	8,483,325
6.55% 3/15/56		8,550,000	8,579,661
6.70% 3/15/66		5,750,000	5,844,372
Synopsys, Inc.
4.65% 4/1/28		1,550,000	1,555,685
4.85% 4/1/30		7,035,000	7,086,742
5.00% 4/1/32		3,575,000	3,606,021
TC Energy Corp. (Canada)
5.875% 8/15/76(e)(f)		7,465,000	7,472,898
5.30% 3/15/77(e)(f)		29,935,000	29,672,692
5.50% 9/15/79(e)(f)		9,435,000	9,353,127
The Cigna Group
7.875% 5/15/27		17,587,000	18,261,348
4.375% 10/15/28		5,211,000	5,206,904
T-Mobile U.S., Inc.
3.375% 4/15/29		6,500,000	6,299,299
2.55% 2/15/31		6,230,000	5,661,280
Ultrapar Participacoes SA (Brazil)
5.25% 10/6/26(c)		12,050,000	12,019,060
5.25% 6/6/29(c)		2,594,000	2,580,385
Union Pacific Corp.
6.176% 1/2/31		1,318,664	1,383,994
Verizon Communications, Inc.
5.742% 6/15/56(e)(f)	GBP	19,375,000	24,769,284
3.996% 6/15/56(e)(f)	EUR	22,000,000	24,579,183
VMware, Inc.
1.40% 8/15/26		19,765,000	19,557,090
Vodafone Group PLC (United Kingdom)
7.00% 4/4/79(e)(f)		18,300,000	18,822,585
			909,289,629
Utilities: 0.9%
Dominion Energy, Inc.
3.375% 4/1/30		7,500,000	7,160,922
5.00% 6/15/30		28,981,000	29,369,985
NextEra Energy, Inc.
4.625% 7/15/27		10,075,000	10,111,022
4.685% 9/1/27		10,552,000	10,602,907
4.90% 3/15/29		11,975,000	12,149,050
5.05% 3/15/30		14,650,000	14,921,404
The Southern Co.
5.113% 8/1/27		11,900,000	12,003,111
4.85% 6/15/28		12,475,000	12,593,952
3.75% 9/15/51(e)(f)		19,900,000	19,701,973
			128,614,326
			1,675,962,292
Total Debt Securities (Cost $4,811,919,418)			$4,729,733,238
Mutual Funds: 1.6%
	Shares	Value
Dodge & Cox Emerging Markets Stock Fund(i)	18,371,932	$228,179,397
Total Mutual Funds (Cost $190,918,640)		$228,179,397
See accompanying Notes to Portfolio of InvestmentsDodge & Cox Balanced Fund / 6

Portfolio of Investments (unaudited)
                March 31, 2026
Short-Term Investments: 2.7%
	Par Value/ Shares	Value
Repurchase Agreements: 2.0%
Bank of America(j) 3.65%, dated 3/31/26, due 4/1/26, maturity value $125,012,674	$125,000,000	125,000,000
Fixed Income Clearing Corp.(j) 3.63%, dated 3/31/26, due 4/1/26, maturity value $82,008,268	82,000,000	82,000,000
Fixed Income Clearing Corp.(j) 1.35%, dated 3/31/26, due 4/1/26, maturity value $14,380,215	14,379,676	14,379,676
Standard Chartered(j) 3.65%, dated 3/31/26, due 4/1/26, maturity value $75,007,604	75,000,000	75,000,000
		296,379,676
Money Market Fund: 0.7%
State Street Institutional U.S. Government Money Market Fund - Premier Class	97,629,529	97,629,529
Total Short-Term Investments (Cost $394,009,205)		$394,009,205
Total Investments In Securities (Cost $12,594,271,853)	99.5%	$14,544,891,182
Other Assets Less Liabilities	0.5%	73,714,577
Net Assets	100.0%	$14,618,605,759
(a)	Non-income producing
(b)	Inflation-linked
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)
Variable rate security: interest rate is determined by the interest rates of underlying pool of assets that collateralize the security. The interest rate of the security may change due to a change in the interest rates or the composition of underlying pool of assets. The interest rate shown is the rate as of period end.

(e)
Variable rate security: fixed-to-float security pays an initial fixed interest rate and will pay a floating interest rate established at a predetermined time in the future. The interest rate shown is the rate as of period end.

(f)	Hybrid security: characteristics of both a debt and equity security.
(g)	Perpetual security: no stated maturity date.
(h)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S securities are subject to restrictions on resale in the United States.
(i)	An affiliated fund under the Investment Company Act of 1940 managed by Dodge & Cox. See below regarding holdings of affiliates.
(j)
Repurchase agreements are collateralized by:
Fixed Income Clearing Corporation: U.S. Treasury Notes 3.75%-4.625%,
6/30/27-11/15/55. Total collateral value is $98,307,381.
Bank of America: U.S. Treasury Bond 1.375%-4.125%, 8/15/40-8/15/53.
U.S. Treasury Notes 0.625%-4.125%, 2/15/28-3/31/32. U.S. Treasury
Inflation Indexed Note 1.875%, 7/15/35. Total collateral value is
$127,512,928.
Standard Chartered: U.S. Treasury Bonds 3.375%-4.625%, 11/15/42-
11/15/55. U.S. Treasury Notes 1.625%-4.625%, 11/30/26-11/15/35.
U.S. Treasury Inflation Indexed Note 1.125%, 10/15/30. Total collateral value is $76,507,802.

The Fund usually classifies a company or issuer based on its country of risk, but may designate a different country in certain circumstances.
Debt securities are generally grouped by parent company. Actual securities may be issued by the listed parent company or one of its subsidiaries.
Debt securities with floating interest rates are linked to the referenced benchmark; the interest rate shown is the rate as of period end.
ADR: American Depositary Receipt
ARM: Adjustable Rate Mortgage
CMBS: Commercial Mortgage-Backed Security
CMO: Collateralized Mortgage Obligation
GO: General Obligation
REMIC: Real Estate Mortgage Investment Conduit
SOFR: Secured Overnight Financing Rate
USD United States Dollar
EUR Euro
JPY Japanese Yen
TWD Taiwan New Dollar
GBP British Pound
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note	603	6/18/26	$66,961,266	$284,405
E-Mini S&P 500 Index	(1,925)	6/18/26	(632,434,687)	11,129,568
Euro-Bobl	(691)	6/8/26	(92,193,076)	1,292,859
				$12,706,832
7 / Dodge & Cox Balanced FundSee accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
                March 31, 2026
Currency Forward Contracts
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
EUR: Euro
Standard Chartered	10/9/26	USD	25,670,709	EUR	22,000,000	$45,971
Standard Chartered	10/9/26	USD	23,369,728	EUR	19,744,082	372,595
Standard Chartered	10/9/26	USD	23,480,411	EUR	19,869,671	336,998
Citibank	1/8/27	USD	26,257,620	EUR	22,135,073	398,976
HSBC	1/8/27	USD	26,385,536	EUR	22,238,789	405,729
GBP: British Pound
Standard Chartered	10/23/26	USD	25,257,166	GBP	19,375,000	(343,625)
Unrealized gain on currency forward contracts						1,560,269
Unrealized loss on currency forward contracts						(343,625)
Net unrealized gain on currency forward contracts						$1,216,644
The listed counterparty may be the parent company or one of its subsidiaries.
See accompanying Notes to Portfolio of InvestmentsDodge & Cox Balanced Fund / 8

Portfolio of Investments (unaudited)
                March 31, 2026
Holdings of Affiliate
The Fund held shares of a fund which is also managed by Dodge & Cox. The fund was considered to be an affiliate of the Fund because it is under common control with the Fund. Further details on these holdings and related activity during the period appear below. Distributions received from the fund may be reinvested into the fund. Any reinvestment amounts are included within `Additions' below.
	Value at Beginning of Period	Additions	Reductions	Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Value at End of Period	Dividend Income (net of foreign taxes, if any)	Capital Gains Distributions
Mutual Funds 1.6%
Dodge & Cox Emerging Markets Stock Fund(a)	$215,319,044	$—	$—	$—	$12,860,353	$228,179,397	$—	$—
(a)	An affiliated fund under the Investment Company Act of 1940 managed by Dodge & Cox.
9 / Dodge & Cox Balanced FundSee accompanying Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)
Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.
Portfolio holdings for which market quotes are readily available are valued at market value. Listed securities, for example, are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security.
Debt securities, and derivatives traded over-the-counter are valued using prices received from independent pricing services which utilize dealer quotes, recent transaction data, pricing models, and other inputs to arrive at market-based valuations. Pricing models may consider quoted prices for similar securities, interest rates, cash flows (including prepayment speeds), and credit risk. Exchange-traded derivatives are valued at the settlement price determined by the relevant exchange. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value a Fund receives upon sale of the securities.
Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. Currency forward contracts are valued based on the prevailing forward exchange rates of the underlying currencies. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.
If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by Dodge & Cox. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, as its "valuation designee", as permitted by Rule 2a-5 under the Investment Company Act of 1940, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, Risk, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.
As trading in securities on most foreign exchanges is normally completed before the close of the NYSE, the value of non-U.S. securities can change by the time the Fund calculates its net asset value. To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value non-U.S. securities at fair value. These adjustment factors are based on statistical analyses of subsequent movements and changes in U.S. markets and financial instruments trading in U.S. markets that represent foreign securities or baskets of securities.
Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
■ Level 1: Unadjusted quoted prices in active markets for identical securities
■ Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
■ Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s holdings at March 31, 2026:
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Securities
Common Stocks
Communication Services	$785,725,178	$—
Consumer Discretionary	329,657,878	—
Consumer Staples	363,125,533	—
Energy	419,736,353	—
Financials	1,981,903,421	106,168,258
Health Care	2,319,309,945	—
Industrials	968,033,133	43,067,134
Information Technology	518,840,811	227,987,905
Materials	404,856,096	137,963,213
Real Estate	313,643,248	—
Utilities	272,951,236	—
Dodge & Cox Balanced Fund / 10

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Debt Securities
U.S. Treasury	$—	$464,090,035
Government-Related	—	211,517,628
Securitized	—	2,378,163,283
Corporate	—	1,675,962,292
Mutual Funds	228,179,397	—
Short-Term Investments
Repurchase Agreements	—	296,379,676
Money Market Fund	97,629,529	—
Total Securities	$9,003,591,758	$5,541,299,424
Other Investments
Futures Contracts
Appreciation	$12,706,832	$—
Currency Forward Contracts
Appreciation	—	1,560,269
Depreciation	—	(343,625)
Security transactions. Security transactions are recorded on the trade date.
11 / Dodge & Cox Balanced Fund

DODGE & COX INCOME FUND
Portfolio of Investments (unaudited)
                March 31, 2026
Debt Securities: 98.8%
	Par Value	Value
U.S. Treasury: 15.3%
U.S. Treasury Inflation Indexed
1.50%, 2/15/53(a)	$449,974,843	$344,793,102
2.125%, 2/15/54(a)	121,076,752	106,706,923
2.375%, 2/15/55(a)	192,327,925	178,720,294
U.S. Treasury Note/Bond
3.375%, 2/29/28	350,000,000	347,238,283
3.375%, 9/15/28	116,084,000	114,886,884
3.50%, 1/15/29	1,039,416,000	1,030,564,728
3.75%, 12/31/30	1,293,075,000	1,282,013,144
4.625%, 4/30/31	643,545,000	662,650,242
4.25%, 6/30/31	495,035,000	501,280,951
4.00%, 6/30/32	398,565,000	396,743,434
4.00%, 1/31/33	750,000,000	744,257,812
3.875%, 8/15/34	1,136,100,000	1,107,209,329
4.00%, 11/15/35	86,350,000	84,231,727
4.125%, 2/15/36	325,000,000	319,921,875
3.375%, 8/15/42	815,840,000	681,449,483
4.00%, 11/15/42	148,200,000	134,103,632
4.50%, 2/15/44	816,805,000	781,101,686
4.125%, 8/15/44	1,041,830,000	945,216,541
4.625%, 11/15/44	1,634,236,000	1,581,314,846
4.875%, 8/15/45	199,280,000	198,626,113
4.625%, 11/15/45	316,732,000	305,497,912
4.625%, 2/15/46	430,000,000	414,546,875
2.875%, 5/15/52	1,074,945,000	745,491,148
3.00%, 8/15/52	430,333,000	305,906,250
4.00%, 11/15/52	617,515,000	530,556,346
4.125%, 8/15/53	2,102,776,000	1,844,035,974
4.75%, 11/15/53	297,025,000	288,798,801
4.25%, 2/15/54	99,010,000	88,691,302
4.50%, 11/15/54	99,640,000	93,085,556
4.75%, 5/15/55	224,190,000	218,296,256
		16,377,937,449
Government-Related: 4.8%
Agency: 1.9%
Petroleos Mexicanos (Mexico)
6.70%, 2/16/32	830,824,000	813,111,065
6.625%, 6/15/35	206,711,000	192,642,105
6.50%, 6/2/41	69,713,000	58,794,194
6.375%, 1/23/45	133,536,000	105,184,691
6.75%, 9/21/47	107,440,000	85,728,015
6.35%, 2/12/48	22,170,000	16,964,571
7.69%, 1/23/50	916,810,000	793,946,183
		2,066,370,824
Local Authority: 1.8%
New Jersey Turnpike Authority RB
7.414%, 1/1/40	40,175,000	47,487,855
7.102%, 1/1/41	145,132,000	167,432,388
State of California GO
7.50%, 4/1/34	112,606,000	129,364,216
7.55%, 4/1/39	170,790,000	202,740,129
7.30%, 10/1/39	242,745,000	278,864,922
7.35%, 11/1/39	46,200,000	53,301,957
7.625%, 3/1/40	136,170,000	162,049,190
7.60%, 11/1/40	46,270,000	55,501,022
State of Illinois GO
5.10%, 6/1/33	749,964,608	763,920,099
		1,860,661,778
Sovereign: 1.1%
Brazil Government International (Brazil)
6.625%, 3/15/35	34,275,000	35,034,191

	Par Value	Value
6.25%, 5/22/36	$61,500,000	$60,239,250
Colombia Government International (Colombia)
5.375%, 1/21/29	24,625,000	24,378,750
7.375%, 4/25/30	148,265,000	153,695,947
6.125%, 1/21/31	83,050,000	81,596,625
3.125%, 4/15/31	97,915,000	83,429,455
7.75%, 11/7/36	128,745,000	131,570,953
Mexico Government International (Mexico)
4.75%, 3/22/31	77,725,000	75,820,738
4.75%, 4/27/32	28,650,000	27,506,865
5.625%, 2/9/34	180,800,000	176,822,400
5.625%, 9/22/35	183,905,000	177,928,087
6.875%, 5/13/37	123,347,000	129,205,982
		1,157,229,243
		5,084,261,845
Securitized: 49.1%
Asset-Backed: 9.7%
Auto Loan: 3.9%
BMW Vehicle Owner Trust
Series 2025-A A3, 4.56%, 9/25/29	139,500,000	140,246,102
Series 2025-A A4, 4.66%, 12/27/32	42,850,000	43,275,179
Ford Credit Auto Owner Trust
Series 2024-B A3, 5.10%, 4/15/29	173,238,554	174,584,011
Series 2024-C A3, 4.07%, 7/15/29	8,329,000	8,328,399
Series 2024-D A3, 4.61%, 8/15/29	66,528,000	66,936,715
Series 2025-A A3, 4.45%, 10/15/29	209,832,000	210,768,061
Series 2024-B A4, 4.96%, 5/15/30	15,510,000	15,716,171
Series 2025-C A3, 3.90%, 6/15/30	74,843,000	74,524,184
Series 2024-C A4, 4.11%, 7/15/30	4,694,000	4,685,730
Series 2024-D A4, 4.66%, 9/15/30	15,500,000	15,642,436
Series 2026-A A3, 4.05%, 10/15/30	106,824,000	106,297,777
Series 2025-B A4, 3.95%, 7/15/31	32,880,000	32,571,924
Series 2025-C A4, 3.98%, 1/15/32	32,000,000	31,662,592
Series 2026-A A4, 4.16%, 4/15/32	40,000,000	39,827,109
GM Financial Consumer Automobile Receivables Trust
Series 2024-4 A3, 4.40%, 8/16/29	58,290,000	58,426,591
Series 2024-4 A4, 4.44%, 4/16/30	8,043,000	8,072,958
Series 2025-2 A3, 4.28%, 4/16/30	31,827,000	31,886,036
Series 2025-3 A3, 4.18%, 8/16/30	38,950,000	39,074,737
Series 2025-4 A3, 3.84%, 2/18/31	31,657,000	31,468,416
Series 2025-2 A4, 4.42%, 5/16/31	6,866,000	6,898,763
Series 2026-1 A3, 3.84%, 5/16/31	48,520,000	48,170,923
Series 2026-1 A4, 3.97%, 6/16/32	26,529,000	26,252,860
Honda Auto Receivables Owner Trust
Series 2024-2 A3, 5.27%, 11/20/28	15,804,674	15,925,185
Series 2024-3 A3, 4.57%, 3/21/29	32,665,170	32,781,719
Series 2024-4 A3, 4.33%, 5/15/29	87,222,000	87,392,266
Series 2025-1 A3, 4.57%, 9/21/29	352,539,000	354,869,671
Series 2025-2 A3, 4.15%, 10/15/29	111,355,000	111,427,837
Series 2025-3 A3, 4.04%, 2/21/30	192,258,000	191,716,736
Series 2026-1 A3, 3.78%, 9/23/30	55,193,000	54,813,584
Series 2024-3 A4, 4.51%, 11/21/30	9,543,000	9,584,607
Series 2024-4 A4, 4.35%, 12/16/30	11,350,000	11,387,050
Series 2025-1 A4, 4.64%, 5/21/31	9,360,000	9,440,485
Series 2025-2 A4, 4.28%, 8/15/31	24,530,000	24,534,820
Series 2025-3 A4, 4.10%, 11/21/31	34,375,000	34,314,455
Series 2026-1 A4, 3.86%, 5/21/32	21,459,000	21,233,520
Hyundai Auto Receivables Trust
Series 2024-C A3, 4.41%, 5/15/29	27,337,000	27,435,006
Series 2025-A A3, 4.32%, 10/15/29	167,650,000	168,041,882
Series 2025-B A3, 4.36%, 12/17/29	82,702,000	83,014,010
See accompanying Notes to Portfolio of InvestmentsDodge & Cox Income Fund / 1

Portfolio of Investments (unaudited)
                March 31, 2026
Debt Securities (continued)
	Par Value	Value
Series 2025-B A4, 4.44%, 6/17/30	$15,857,000	$15,946,365
Series 2025-D A3, 3.99%, 9/16/30	222,270,000	221,721,638
Series 2024-C A4, 4.44%, 1/15/31	12,759,000	12,814,266
Series 2026-A A3, 3.79%, 2/18/31	164,598,000	163,322,963
Series 2025-A A4, 4.40%, 4/15/31	24,767,000	24,859,012
Series 2025-C A4, 3.89%, 1/15/32	38,860,000	38,528,520
Series 2025-D A4, 4.07%, 3/15/32	33,275,000	33,126,793
Series 2026-A A4, 3.90%, 12/15/32	25,690,000	25,344,972
Nissan Auto Receivables Owner Trust
Series 2024-B A3, 4.34%, 3/15/29	8,288,000	8,303,469
Series 2024-B A4, 4.35%, 9/15/31	16,509,000	16,551,644
Toyota Auto Receivables Owner Trust
Series 2024-C A3, 4.88%, 3/15/29	136,377,963	137,256,946
Series 2024-D A3, 4.40%, 6/15/29	59,405,000	59,621,591
Series 2025-A A3, 4.64%, 8/15/29	135,249,000	136,123,277
Series 2024-C A4, 4.83%, 11/15/29	50,237,000	50,768,191
Series 2025-B A3, 4.34%, 11/15/29	16,357,000	16,418,193
Series 2025-C A3, 4.11%, 3/15/30	175,311,000	175,492,657
Series 2024-D A4, 4.43%, 4/15/30	12,000,000	12,065,180
Series 2025-A A4, 4.76%, 5/15/30	37,322,000	37,762,373
Series 2025-B A4, 4.49%, 6/17/30	22,366,000	22,514,935
Series 2025-D A3, 3.84%, 6/17/30	52,810,000	52,427,925
Series 2026-A A3, 3.86%, 9/16/30	114,794,000	114,034,133
Series 2025-D A4, 3.94%, 2/17/31	33,997,000	33,693,206
Series 2026-A A4, 3.97%, 7/15/31	20,000,000	19,836,192
Volkswagen Auto Loan Enhanced Trust
Series 2024-1 A3, 4.63%, 7/20/29	104,325,000	105,022,913
Series 2025-1 A3, 4.50%, 8/20/29	43,880,000	44,121,200
Series 2025-2 A3, 3.92%, 3/20/30	20,603,000	20,497,113
Series 2024-1 A4, 4.67%, 6/20/31	14,000,000	14,144,843
Series 2025-1 A4, 4.61%, 7/21/31	45,720,000	46,088,750
Series 2025-2 A4, 4.05%, 9/20/32	32,180,000	31,926,235
		4,143,566,002
Federal Agency: 0.0%
Small Business Admin. - 504 Program
Series 2006-20G 1, 6.07%, 7/1/26	80,169	80,238
Series 2006-20H 1, 5.70%, 8/1/26	902	904
Series 2006-20I 1, 5.54%, 9/1/26	1,580	1,587
Series 2006-20J 1, 5.37%, 10/1/26	69,146	69,271
Series 2006-20L 1, 5.12%, 12/1/26	69,937	70,009
Series 2007-20A 1, 5.32%, 1/1/27	126,492	126,952
Series 2007-20C 1, 5.23%, 3/1/27	247,878	236,438
Series 2007-20D 1, 5.32%, 4/1/27	264,843	265,557
Series 2007-20G 1, 5.82%, 7/1/27	227,012	228,019
		1,078,975
Other: 0.1%
Rio Oil Finance Trust (Brazil)
9.75%, 1/6/27(b)	41,494,397	42,333,870
8.20%, 4/6/28(b)	88,829,615	91,385,687
		133,719,557
Student Loan: 5.7%
ECMC Group Student Loan Trust
United States 30 Day Average SOFR
+1.464%, Series 2016-1A A, 5.126%, 7/26/66(b)	25,998,937	26,379,109
+1.314%, Series 2017-1A A, 4.976%, 12/27/66(b)	51,207,286	51,547,829
+1.164%, Series 2017-2A A, 4.826%, 5/25/67(b)	4,948,289	4,951,402
+1.264%, Series 2020-2A A, 4.926%, 11/25/69(b)	3,774,281	3,798,069

	Par Value	Value
+1.15%, Series 2024-1A A, 4.812%, 11/27/73(b)	$193,272,542	$194,777,130
+0.95%, Series 2025-1A A, 4.612%, 4/25/74(b)	341,600,352	340,733,746
+1.05%, Series 2025-2A A, 4.712%, 11/25/74(b)	337,459,756	338,135,283
+0.95%, Series 2026-1A A, 4.60%, 3/25/76(b)	528,504,000	528,459,421
Navient Student Loan Trust
United States 30 Day Average SOFR
+0.764%, Series 2015-3 A2, 4.426%, 6/26/56	32,745,446	32,446,186
+1.614%, Series 2016-2A A3, 5.276%, 6/25/65(b)	34,181,071	34,795,192
+1.014%, Series 2019-1A A2, 4.676%, 12/27/67(b)	113,835,518	113,448,239
+0.714%, Series 2014-8 A3, 4.376%, 5/27/49	12,035,760	11,873,725
+1.364%, Series 2016-5A A, 5.026%, 6/25/65(b)	162,313,518	163,995,573
+1.464%, Series 2016-3A A3, 5.126%, 6/25/65(b)	6,714,296	6,809,968
+1.264%, Series 2016-7A A, 4.926%, 3/25/66(b)	147,926,523	149,006,579
+1.414%, Series 2016-6A A3, 5.076%, 3/25/66(b)	126,526,559	128,080,179
+0.914%, Series 2017-5A A, 4.576%, 7/26/66(b)	170,924,365	169,594,591
+1.164%, Series 2017-3A A3, 4.826%, 7/26/66(b)	199,805,734	200,386,230
+1.264%, Series 2017-1A A3, 4.926%, 7/26/66(b)	188,674,264	190,100,981
+1.114%, Series 2017-4A A3, 4.776%, 9/27/66(b)	98,899,145	98,996,254
+1.164%, Series 2017-2A A, 4.826%, 12/27/66(b)	112,975,351	113,390,117
+0.834%, Series 2018-1A A3, 4.496%, 3/25/67(b)	82,030,389	81,004,074
+0.914%, Series 2018-3A A3, 4.576%, 3/25/67(b)	91,565,909	90,923,327
+0.794%, Series 2018-4A A2, 4.456%, 6/27/67(b)	99,668,807	98,419,408
+1.114%, Series 2019-2A A2, 4.776%, 2/27/68(b)	98,770,062	98,839,527
+0.944%, Series 2019-3A A, 4.606%, 7/25/68(b)	38,981,519	38,699,722
+0.924%, Series 2019-4A A2, 4.586%, 7/25/68(b)	33,561,015	33,307,270
+1.164%, Series 2020-1A A1B, 4.826%, 6/25/69(b)	31,387,668	31,469,502
+1.014%, Series 2020-2A A1B, 4.676%, 8/26/69(b)	56,157,734	55,994,292
+0.714%, Series 2021-1A A1B, 4.376%, 12/26/69(b)	35,453,866	34,907,174
+0.814%, Series 2016-1A A, 4.476%, 2/25/70(b)	102,710,678	101,675,693
+0.664%, Series 2021-2A A1B, 4.326%, 2/25/70(b)	45,179,524	44,737,908
Nelnet Student Loan Trust
CME Term SOFR 1 Month
+0.994%, Series 2020-5A A, 4.673%, 10/25/68(b)	37,693,505	37,635,800
United States 30 Day Average SOFR
2 / Dodge & Cox Income FundSee accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
                March 31, 2026
Debt Securities (continued)
	Par Value	Value
+0.964%, Series 2017-3A A, 4.626%, 2/25/66(b)	$64,069,582	$63,758,633
+0.864%, Series 2019-1A A2, 4.526%, 4/25/67(b)	12,866,859	12,817,545
+0.95%, Series 2025-1A A2, 4.612%, 11/27/90(b)	357,505,000	357,504,070
Sallie Mae Resecuritization FFELP Student Loan Trust
United States 90 Day Average SOFR
+0.401%, Series 2026-1A 68A6, 4.715%, 4/26/76(b)	109,082,695	105,641,801
+0.401%, Series 2026-1A 69A6, 4.715%, 4/26/76(b)	54,819,800	53,078,701
+0.381%, Series 2026-1A 71A6, 4.695%, 4/26/76(b)	53,266,473	51,499,422
+0.371%, Series 2026-1A 74A5, 4.685%, 4/26/76(b)	82,510,292	79,577,043
+0.351%, Series 2026-1A 75A6, 4.665%, 4/26/76(b)	133,695,714	128,325,892
+0.731%, Series 2026-1A 76A5, 5.045%, 4/26/76(b)	66,140,878	64,340,781
+0.791%, Series 2026-1A 78A5, 5.105%, 4/26/76(b)	134,618,900	131,470,985
SLM Student Loan Trust
United States 90 Day Average SOFR
+0.931%, Series 2003-12 A6, 4.623%, 12/15/68(b)	133,765,864	132,844,966
+0.891%, Series 2004-8A A6, 4.779%, 1/25/40(b)	51,259,116	50,870,101
+0.431%, Series 2005-4 A4, 4.319%, 7/25/40	8,133,249	7,940,187
+0.751%, Series 2007-6 A5, 4.639%, 4/27/43	32,713,604	31,860,865
+0.811%, Series 2004-3A A6A, 4.699%, 10/25/64(b)	27,334,692	27,364,875
+0.811%, Series 2004-3A A6B, 4.699%, 10/25/64(b)	16,836,322	16,854,916
United States 30 Day Average SOFR
+1.314%, Series 2011-2 A2, 4.976%, 10/25/34	8,742,097	8,764,198
+0.914%, Series 2012-5 A3, 4.576%, 1/25/75	62,660,357	62,335,883
SMB Private Education Loan Trust (Private Loans)
Series 2017-B A2A, 2.82%, 10/15/35(b)	134,332	134,239
Series 2018-A A2A, 3.50%, 2/15/36(b)	6,414,155	6,389,054
Series 2018-B A2A, 3.60%, 1/15/37(b)	5,330,424	5,302,037
Series 2024-C A1A, 5.50%, 6/17/52(b)	36,892,644	37,603,761
Series 2023-C A1A, 5.67%, 11/15/52(b)	10,673,030	10,882,609
Series 2021-A APT2, 1.07%, 1/15/53(b)	17,970,347	16,449,852
Series 2025-B A1A, 5.02%, 3/17/53(b)	70,786,305	70,775,821
Series 2023-D A1A, 6.15%, 9/15/53(b)	115,437,290	120,372,997
Series 2026-A A1A, 4.68%, 12/15/53(b)	141,104,000	139,521,457
Series 2024-F A1A, 5.06%, 3/16/54(b)	55,436,514	55,778,042
Series 2025-A A1A, 5.13%, 4/15/54(b)	17,593,121	17,711,831
Series 2024-A A1A, 5.24%, 3/15/56(b)	218,134,042	219,957,054
Series 2023-B A1A, 4.99%, 10/16/56(b)	122,633,509	122,825,823

	Par Value	Value
Series 2024-E A1A, 5.09%, 10/16/56(b)	$83,649,639	$84,248,637
Series 2022-D A1A, 5.37%, 10/15/58(b)	108,272,042	109,705,304
		6,053,828,882
		10,332,193,416
CMBS: 0.1%
Agency CMBS: 0.1%
Freddie Mac Multifamily Interest Only
Series K056 X1, 1.21%, 5/25/26(c)	24,549,053	14,062
Series K062 X1, 0.272%, 12/25/26(c)	275,694,300	482,658
Series K064 X1, 0.585%, 3/25/27(c)	348,078,567	1,396,839
Series K065 X1, 0.649%, 4/25/27(c)	421,140,722	2,390,690
Series K066 X1, 0.725%, 6/25/27(c)	330,685,822	2,071,251
Series K067 X1, 0.561%, 7/25/27(c)	433,772,595	2,410,214
Series K069 X1, 0.34%, 9/25/27(c)	86,036,819	370,130
Series K070 X1, 0.316%, 11/25/27(c)	182,397,601	787,027
Series K071 X1, 0.275%, 11/25/27(c)	234,891,297	886,738
Series K089 X1, 0.538%, 1/25/29(c)	491,883,296	6,561,674
Series K091 X1, 0.557%, 3/25/29(c)	245,337,827	3,727,197
Series K092 X1, 0.707%, 4/25/29(c)	462,352,042	8,462,060
Series K093 X1, 0.938%, 5/25/29(c)	208,956,626	5,091,312
Series K094 X1, 0.873%, 6/25/29(c)	306,627,050	7,541,676
Series K095 X1, 0.938%, 6/25/29(c)	209,951,224	5,387,705
Series K096 X1, 1.111%, 7/25/29(c)	507,880,671	15,625,101
Series K097 X1, 1.081%, 7/25/29(c)	231,698,414	7,217,846
Series K098 X1, 1.135%, 8/25/29(c)	450,531,130	15,171,365
Series K099 X1, 0.873%, 9/25/29(c)	486,250,663	12,551,005
Series K101 X1, 0.826%, 10/25/29(c)	187,957,739	4,748,677
Series K102 X1, 0.815%, 10/25/29(c)	527,338,608	13,105,999
Series K152 X1, 0.956%, 1/25/31(c)	112,164,940	3,893,144
Series K154 X1, 0.285%, 11/25/32(c)	342,654,050	4,659,033
Series K-1511 X1, 0.773%, 3/25/34(c)	167,673,971	7,236,658
		131,790,061
Mortgage-Related: 39.3%
CMO & REMIC: 4.6%
Dept. of Veterans Affairs
Series 1997-2 Z, 7.50%, 6/15/27	458,438	463,605
Fannie Mae
Trust 1998-58 PX, 6.50%, 9/25/28	18,425	18,600
Trust 1998-58 PC, 6.50%, 10/25/28	125,265	126,611
Trust 2001-69 PQ, 6.00%, 12/25/31	255,803	262,451
Trust 2002-33 A1, 7.00%, 6/25/32	640,138	646,866
Trust 2002-69 Z, 5.50%, 10/25/32	43,082	43,886
Trust 2008-24 GD, 6.50%, 3/25/37	198,613	207,264
Trust 2007-47 PE, 5.00%, 5/25/37	506,291	514,481
Trust 2009-30 AG, 6.50%, 5/25/39	1,669,884	1,767,698
Trust 2009-40 TB, 6.00%, 6/25/39	920,495	961,967
Trust 2001-T3 A1, 7.50%, 11/25/40	27,841	28,001
Trust 2010-123 WT, 7.00%, 11/25/40	6,250,456	6,520,748
Trust 2001-T7 A1, 7.50%, 2/25/41	42,031	43,060
Trust 2001-T5 A2, 7.00%, 6/19/41(c)	15,106	15,214
Trust 2001-T5 A3, 7.50%, 6/19/41(c)	99,122	101,843
Trust 2001-T4 A1, 7.50%, 7/25/41	590,499	600,007
Trust 2011-58 AT, 4.00%, 7/25/41	1,993,965	1,947,725
Trust 2001-T10 A1, 7.00%, 12/25/41	496,020	506,102
Trust 2013-106 MA, 4.00%, 2/25/42	4,753,775	4,723,349
Trust 2012-15 PZ, 4.00%, 3/25/42	2,687,481	2,600,542
Trust 2012-47 VZ, 4.00%, 5/25/42	4,320,162	4,177,869
Trust 2002-W6 2A1, 7.00%, 6/25/42(c)	667,974	667,257
Trust 2002-W8 A2, 7.00%, 6/25/42	481,124	500,582
Trust 2002-90 A1, 6.50%, 6/25/42	1,489,146	1,500,751
See accompanying Notes to Portfolio of InvestmentsDodge & Cox Income Fund / 3

Portfolio of Investments (unaudited)
                March 31, 2026
Debt Securities (continued)
	Par Value	Value
Trust 2002-T16 A3, 7.50%, 7/25/42	$1,334,078	$1,428,283
Trust 2003-W2 1A2, 7.00%, 7/25/42	2,779,600	2,888,242
Trust 2003-W4 3A, 4.413%, 10/25/42(c)	666,987	671,480
Trust 2012-121 NB, 7.00%, 11/25/42	216,028	228,132
Trust 2003-W1 2A, 5.034%, 12/25/42(c)	892,743	874,484
Trust 2003-7 A1, 6.50%, 12/25/42	1,312,220	1,324,590
Trust 2012-131 MZ, 3.50%, 12/25/42	12,551,207	11,814,580
Trust 2012-134 ZA, 3.00%, 12/25/42	33,342,286	30,523,706
Trust 2013-19 ZA, 3.50%, 3/25/43	9,632,948	9,036,678
Trust 2013-72 Z, 3.00%, 7/25/43	10,022,136	9,119,219
Trust 2004-T1 1A2, 6.50%, 1/25/44	361,699	369,943
Trust 2004-W2 2A2, 7.00%, 2/25/44	33,948	34,995
Trust 2004-W2 5A, 7.50%, 3/25/44	468,327	482,976
Trust 2004-W8 3A, 7.50%, 6/25/44	360,799	368,032
Trust 2004-W15 1A2, 6.50%, 8/25/44	163,679	169,562
Trust 2014-58 MZ, 4.00%, 9/25/44	26,726,063	25,546,084
Trust 2005-W1 1A3, 7.00%, 10/25/44	1,865,144	1,885,911
Trust 2014-61 ZV, 3.00%, 10/25/44	37,533,326	34,236,620
Trust 2014-68 MZ, 3.00%, 11/25/44	47,486,323	43,366,657
Trust 2014-81 ZC, 3.00%, 12/25/44	11,271,517	10,313,573
Trust 2001-79 BA, 7.00%, 3/25/45	94,010	96,473
Trust 2006-W1 1A1, 6.50%, 12/25/45	69,301	70,725
Trust 2006-W1 1A2, 7.00%, 12/25/45	399,979	411,498
Trust 2006-W1 1A3, 7.50%, 12/25/45	6,058	6,211
Trust 2006-W1 1A4, 8.00%, 12/25/45	345,688	355,666
Trust 2007-W10 1A, 5.916%, 8/25/47(c)	1,534,805	1,563,554
Trust 2007-W10 2A, 6.111%, 8/25/47(c)	443,121	454,146
Trust 2018-28 PT, 3.50%, 5/25/48	3,869,506	3,598,668
Trust 2018-55 MY, 3.50%, 8/25/48	4,011,976	3,592,028
United States 30 Day Average SOFR
+0.7%, Trust 2025-107 FA, 4.362%, 8/25/52	14,909,997	14,900,158
+0.7%, Trust 2025-107 FB, 4.362%, 9/25/52	58,640,218	58,586,293
+0.7%, Trust 2025-95 FC, 4.362%, 9/25/52	81,409,534	81,324,485
+0.7%, Trust 2025-95 FH, 4.362%, 9/25/52	158,146,653	157,995,812
+1%, Trust 2024-105 FC, 4.662%, 1/25/55	172,763,805	173,922,532
+1%, Trust 2025-70 AF, 4.662%, 9/25/55	145,139,197	146,194,518
+0.9%, Trust 2025-89 FB, 4.562%, 10/25/55	29,989,175	30,139,226
+0.9%, Trust 2025-85 FH, 4.562%, 10/25/55	46,816,780	47,053,303
+0.9%, Trust 2025-89 FP, 4.562%, 10/25/55	76,859,466	77,238,029
+1%, Trust 2025-81 FE, 4.662%, 10/25/55	38,379,603	38,633,193
+0.664%, Trust 2013-98 FA, 4.326%, 9/25/43	7,293,649	7,231,710
+0.514%, Trust 2004-W14 1AF, 4.176%, 7/25/44	542,773	527,682
Freddie Mac
Series 2456 CJ, 6.50%, 6/15/32	22,564	23,479
Series 3312 AB, 6.50%, 6/15/32	491,732	510,507
Series T-41 2A, 4.565%, 7/25/32(c)	80,335	75,230
Series 2587 ZU, 5.50%, 3/15/33	760,572	778,004
Series 2610 UA, 4.00%, 5/15/33	354,024	344,761

	Par Value	Value
Series T-48 1A, 4.27%, 7/25/33(c)	$1,000,693	$963,350
Series 2708 ZD, 5.50%, 11/15/33	2,769,918	2,864,818
Series 3204 ZM, 5.00%, 8/15/34	1,387,440	1,401,548
Series 3330 GZ, 5.50%, 6/15/37	247,851	255,732
Series 3427 Z, 5.00%, 3/15/38	675,249	682,467
Series 4197 LZ, 4.00%, 4/15/43	9,217,641	8,933,584
Series 4215 LZ, 3.50%, 6/15/43	26,285,661	24,764,444
Series T-51 1A, 6.50%, 9/25/43(c)	33,408	34,109
Series T-59 1A1, 6.50%, 10/25/43	2,192,335	2,231,800
Series 4283 DW, 4.50%, 12/15/43(c)	15,336,735	15,211,032
Series 4283 EW, 4.50%, 12/15/43(c)	9,281,299	9,199,357
Series 4281 BC, 4.50%, 12/15/43(c)	25,848,824	25,618,128
Series 4291 KZ, 3.00%, 1/15/44	11,744,339	10,730,330
Series 4319 MA, 4.50%, 3/15/44(c)	5,240,946	5,194,129
Series 4358 Z, 3.00%, 6/15/44	17,684,542	16,184,473
Series 4375 MZ, 3.50%, 8/15/44	16,795,288	15,797,363
Series 4385 EZ, 3.00%, 9/15/44	38,731,228	34,181,676
Series 4422 GZ, 3.00%, 12/15/44	10,365,262	9,446,965
Series 4438 ZP, 3.50%, 2/15/45	5,791,186	5,316,401
Series 4434 LZ, 3.00%, 2/15/45	37,911,374	33,611,257
Series 4616 ZD, 2.50%, 9/15/46	21,266,524	18,548,256
Series 4640 DZ, 3.00%, 12/15/46	25,872,196	23,282,128
Series 4653 PZ, 3.50%, 2/15/47	18,560,281	16,871,745
Series 4680 GZ, 3.50%, 3/15/47	14,598,253	13,458,407
Series 4700 KZ, 3.50%, 7/15/47	2,674,708	2,475,490
Series 4722 CZ, 3.50%, 9/15/47	9,923,218	9,196,619
Series 4818 ZB, 4.00%, 8/15/48	9,961,587	9,371,798
Series 5020 GT, 3.50%, 10/25/50	11,593,828	10,103,995
United States 30 Day Average SOFR
+0.9%, Series 5587 FP, 4.562%, 10/25/55	115,583,241	116,158,962
+0.85%, Series 5598 FC, 4.512%, 11/25/55	97,547,755	98,301,302
+0.95%, Series 5595 PF, 4.612%, 11/25/55	33,981,610	34,214,876
+0.95%, Series 5593 GF, 4.612%, 11/25/55	14,904,217	14,964,757
Freddie Mac Seasoned Credit Risk Transfer Trust
Series 2017-4 M45T, 4.50%, 6/25/57	7,710,005	7,561,092
Ginnie Mae
Series 2010-115 Z, 4.50%, 9/20/40	5,546,538	5,546,146
Series 2014-184 GZ, 3.50%, 12/20/44	4,920,243	4,605,551
Series 2015-14 Z, 4.00%, 12/20/44	13,639,069	13,023,402
Series 2015-24 Z, 3.50%, 2/20/45	13,618,722	12,744,340
Series 2015-69 DZ, 3.50%, 5/20/45	3,250,895	3,054,774
Series 2015-69 KZ, 3.50%, 5/20/45	10,611,353	9,971,189
CME Term SOFR 1 Month
+0.714%, Series 2018-H20 FA, 4.383%, 12/20/68	23,233,597	23,160,374
+1.364%, Series 2020-H21 FL, 5.033%, 12/20/70	15,915,319	16,242,167
+0.764%, Series 2014-H21 FA, 4.433%, 10/20/64	1,067,594	1,068,752
+0.744%, Series 2015-H10 FB, 4.413%, 4/20/65	1,891,406	1,892,955
+0.714%, Series 2015-H18 FB, 4.383%, 7/20/65	825,394	825,584
+0.714%, Series 2015-H19 FK, 4.383%, 8/20/65	1,155,073	1,155,377
+0.734%, Series 2015-H23 FA, 4.403%, 9/20/65	302,791	303,014
+0.864%, Series 2016-H02 FB, 4.533%, 11/20/65	3,484,862	3,492,593
4 / Dodge & Cox Income FundSee accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
                March 31, 2026
Debt Securities (continued)
	Par Value	Value
+1.014%, Series 2016-H09 FM, 4.683%, 3/20/66	$2,578,821	$2,589,989
+1.014%, Series 2016-H09 FH, 4.683%, 4/20/66	3,286,732	3,302,000
+0.894%, Series 2016-H19 FA, 4.563%, 9/20/66	1,099,246	1,102,084
+0.864%, Series 2016-H23 F, 4.533%, 10/20/66	6,868,386	6,886,136
+0.914%, Series 2016-H24 FB, 4.583%, 11/20/66	3,692,070	3,704,380
+0.924%, Series 2017-H02 GF, 4.593%, 12/20/66	1,699,178	1,705,539
+0.684%, Series 2017-H17 FB, 4.353%, 9/20/67	7,669,252	7,675,687
+0.614%, Series 2018-H20 FB, 4.283%, 6/20/68	9,820,493	9,809,227
+0.614%, Series 2018-H20 FE, 4.283%, 11/20/68	9,339,826	9,330,673
+0.714%, Series 2019-H15 F, 4.383%, 9/20/69	18,208,239	18,157,991
+0.714%, Series 2019-H18 LF, 4.383%, 11/20/69	16,924,823	16,939,214
+0.764%, Series 2019-H18 F, 4.433%, 11/20/69	20,015,244	20,061,015
+0.764%, Series 2019-H17 FB, 4.433%, 11/20/69	61,737,548	61,663,784
+0.764%, Series 2019-H20 AF, 4.433%, 11/20/69	12,015,905	12,001,216
+0.664%, Series 2020-H06 FA, 4.333%, 3/20/70	58,655,295	58,409,465
+0.964%, Series 2021-H16 HF, 4.633%, 9/20/71	5,947,547	5,995,845
United States 30 Day Average SOFR
+0.55%, Series 2022-H04 FG, 4.223%, 2/20/67	10,005,186	10,002,231
+0.5%, Series 2022-H04 GF, 4.173%, 2/20/67	12,068,116	12,053,331
+0.5%, Series 2022-H07 FB, 4.173%, 1/20/68	54,431,773	54,389,768
+0.3%, Series 2022-H06 FA, 3.973%, 2/20/68	67,955,083	67,730,858
+0.5%, Series 2022-H07 AF, 4.173%, 2/20/68	19,480,774	19,457,703
+0.5%, Series 2022-H07 BF, 4.173%, 2/20/68	72,585,019	72,482,856
+0.5%, Series 2022-H07 FH, 4.173%, 6/20/68	4,642,722	4,627,185
+0.41%, Series 2022-H06 FC, 4.083%, 8/20/68	40,962,061	40,746,474
+1.3%, Series 2023-H08 EF, 4.973%, 7/20/71	61,733,044	62,702,802
+1.02%, Series 2023-H08 FE, 4.693%, 8/20/71	40,111,832	40,533,423
+1%, Series 2022-H20 FB, 4.673%, 8/20/71	35,778,766	36,109,640
+1.45%, Series 2021-H12 EF, 5.123%, 8/20/71	37,953,775	38,920,804
+0.7%, Series 2021-H17 FA, 4.373%, 11/20/71	29,710,006	29,721,536
+0.82%, Series 2021-H19 FM, 4.493%, 12/20/71	34,473,087	34,614,517
+0.8%, Series 2022-H08 FL, 4.462%, 12/20/71	87,528,789	87,822,440

	Par Value	Value
+0.8%, Series 2022-H02 FC, 4.473%, 1/20/72	$107,186,841	$107,845,043
+0.35%, Series 2022-H01 FA, 4.023%, 1/20/72	48,364,069	47,791,163
+0.82%, Series 2022-H04 HF, 4.493%, 2/20/72	156,745,350	157,356,892
+0.75%, Series 2022-H07 F, 4.423%, 2/20/72	19,025,307	19,049,136
+0.75%, Series 2022-H08 FE, 4.412%, 3/20/72	50,230,331	50,329,511
+0.74%, Series 2022-H09 FC, 4.413%, 4/20/72	64,427,895	64,534,574
+1%, Series 2022-H11 FG, 4.673%, 4/20/72	17,118,137	17,304,961
+0.95%, Series 2022-H10 FA, 4.623%, 5/20/72	101,204,631	102,143,082
+0.95%, Series 2022-H11 AF, 4.623%, 5/20/72	18,717,322	18,887,646
+0.9%, Series 2022-H11 F, 4.573%, 5/20/72	175,817,154	177,105,789
+0.97%, Series 2022-H11 EF, 4.643%, 5/20/72	40,897,384	41,274,953
+0.95%, Series 2022-H12 FA, 4.623%, 6/20/72	240,662,816	242,911,401
+1.1%, Series 2022-H23 FA, 4.773%, 10/20/72	220,534,870	224,811,394
+1.63%, Series 2023-H08 FG, 5.303%, 2/20/73	26,265,709	26,977,722
+1.42%, Series 2023-H13 FJ, 5.093%, 2/20/73	55,375,571	56,713,705
+1.1%, Series 2023-H08 FD, 4.773%, 3/20/73	137,299,598	139,150,547
+1.35%, Series 2023-H23 FH, 5.023%, 9/20/73	73,998,944	75,588,035
+2.1%, Series 2023-H23 DF, 5.773%, 9/20/73	63,225,906	65,529,731
CME Term SOFR 12 Month
+1.015%, Series 2016-H21 CF, 5.077%, 9/20/66	2,828,316	2,855,681
+0.995%, Series 2016-H27 BF, 4.607%, 12/20/66	5,293,490	5,330,658
+1.015%, Series 2017-H02 BF, 4.541%, 1/20/67	15,232,639	15,336,132
+1.025%, Series 2017-H02 FP, 4.551%, 1/20/67	6,422,090	6,467,182
+1.015%, Series 2017-H03 F, 4.541%, 1/20/67	16,105,782	16,218,543
+0.965%, Series 2017-H08 FG, 4.456%, 2/20/67	5,547,599	5,580,511
+0.915%, Series 2017-H07 FQ, 4.406%, 3/20/67	496,760	498,670
+1.015%, Series 2017-H10 FA, 5.142%, 4/20/67	5,236,741	5,276,816
+0.915%, Series 2017-H12 FQ, 4.875%, 5/20/67	8,446,081	8,506,336
+1.015%, Series 2017-H11 FB, 4.975%, 5/20/67	3,605,132	3,637,232
+0.915%, Series 2017-H13 FQ, 4.677%, 6/20/67	24,372,576	24,528,587
+1.015%, Series 2017-H14 FA, 4.777%, 6/20/67	3,820,416	3,843,566
+0.915%, Series 2017-H16 BF, 4.782%, 8/20/67	4,611,306	4,639,642
See accompanying Notes to Portfolio of InvestmentsDodge & Cox Income Fund / 5

Portfolio of Investments (unaudited)
                March 31, 2026
Debt Securities (continued)
	Par Value	Value
+0.985%, Series 2017-H17 FQ, 5.047%, 9/20/67	$15,897,643	$16,030,725
+0.965%, Series 2017-H18 GF, 5.027%, 9/20/67	4,395,361	4,431,114
+0.965%, Series 2017-H20 FB, 4.732%, 10/20/67	11,154,250	11,229,335
+0.945%, Series 2017-H20 BF, 4.712%, 10/20/67	40,970,089	41,231,536
+0.945%, Series 2017-H20 FG, 4.712%, 10/20/67	20,551,555	20,696,477
+0.935%, Series 2017-H21 FA, 4.702%, 10/20/67	5,834,633	5,877,088
+0.915%, Series 2017-H22 FK, 4.494%, 11/20/67	3,686,087	3,707,897
+0.935%, Series 2017-H22 FH, 4.514%, 11/20/67	4,913,325	4,940,745
+0.935%, Series 2017-H22 FA, 4.514%, 11/20/67	43,978,957	44,202,476
+0.775%, Series 2018-H02 GF, 4.202%, 12/20/67	18,549,846	18,597,801
+0.895%, Series 2017-H25 CF, 4.507%, 12/20/67	10,944,512	11,004,870
+0.875%, Series 2017-H25 FE, 4.487%, 12/20/67	10,610,182	10,671,217
+0.865%, Series 2018-H01 FL, 4.391%, 12/20/67	11,936,985	11,988,090
+0.865%, Series 2018-H01 FE, 4.391%, 1/20/68	5,697,643	5,722,538
+0.795%, Series 2018-H02 FA, 4.222%, 1/20/68	9,532,140	9,558,435
+0.775%, Series 2018-H02 HF, 4.202%, 1/20/68	33,031,176	33,097,195
+0.815%, Series 2018-H03 FD, 4.242%, 2/20/68	32,044,372	32,197,525
+0.865%, Series 2018-H02 PF, 4.292%, 2/20/68	12,245,996	12,293,281
+0.815%, Series 2018-H02 FM, 4.242%, 2/20/68	18,673,984	18,748,781
+0.755%, Series 2018-H05 BF, 4.246%, 2/20/68	15,557,278	15,594,897
+0.785%, Series 2018-H05 FE, 4.276%, 2/20/68	16,197,535	16,243,924
+0.765%, Series 2018-H11 FA, 4.831%, 2/20/68	5,540,930	5,568,313
+0.765%, Series 2018-H04 FC, 4.256%, 2/20/68	1,092,171	1,094,620
+0.775%, Series 2018-H05 CF, 4.266%, 3/20/68	6,391,286	6,417,502
+0.765%, Series 2018-H06 AF, 4.892%, 3/20/68	12,893,691	12,953,522
+0.745%, Series 2018-H06 MF, 4.872%, 3/20/68	5,131,086	5,153,586
+0.755%, Series 2018-H04 FJ, 4.246%, 3/20/68	22,299,704	22,360,317
+0.755%, Series 2018-H04 FK, 4.246%, 3/20/68	13,557,089	13,605,129
+0.735%, Series 2018-H06 BF, 4.862%, 4/20/68	11,005,464	11,063,897
+0.765%, Series 2018-H06 EF, 4.892%, 4/20/68	16,762,853	16,868,959
+0.765%, Series 2018-H06 JF, 4.892%, 4/20/68	18,057,754	18,169,992
+0.755%, Series 2018-H07 FA, 4.715%, 5/20/68	17,261,146	17,363,842

	Par Value	Value
+0.865%, Series 2018-H09 FC, 4.627%, 6/20/68	$15,564,707	$15,702,186
+0.965%, Series 2018-H10 FV, 5.031%, 7/20/68	17,106,950	17,323,452
+0.835%, Series 2018-H15 FK, 4.897%, 8/20/68	8,585,771	8,642,367
+0.815%, Series 2018-H17 DF, 4.482%, 10/20/68	25,205,559	25,367,707
+0.935%, Series 2018-H19 FG, 4.514%, 11/20/68	13,928,525	14,063,808
+1.015%, Series 2018-H19 FE, 4.594%, 11/20/68	8,631,335	8,691,926
+1.115%, Series 2019-H04 FE, 4.606%, 2/20/69	7,655,621	7,716,425
+1.115%, Series 2019-H16 FC, 4.882%, 10/20/69	4,776,837	4,825,521
+1.115%, Series 2019-H18 EF, 4.694%, 10/20/69	7,774,318	7,850,697
+1.215%, Series 2019-H17 FA, 4.794%, 11/20/69	27,737,325	28,249,706
GSMPS Mortgage Loan Trust
Series 2004-4 1A4, 8.50%, 6/25/34(b)	1,169,183	1,166,245
		4,961,037,045
Federal Agency Mortgage Pass-Through: 34.7%
Fannie Mae, 15 Year
3.50%, 9/1/28 - 12/1/29	6,942,743	6,882,072
4.50%, 3/1/29	21,700	21,763
4.00%, 11/1/33	71,862,283	70,736,257
Fannie Mae, 20 Year
4.50%, 3/1/29 - 1/1/34	48,334,661	48,353,603
4.00%, 9/1/30 - 3/1/37	328,192,220	323,470,618
3.50%, 11/1/35 - 4/1/37	56,358,208	54,852,259
2.50%, 9/1/41 - 6/1/42	154,512,655	138,981,342
2.00%, 11/1/41	67,926,036	59,092,736
Fannie Mae, 30 Year
6.00%, 11/1/28 - 2/1/39	19,832,819	20,478,681
7.00%, 4/1/32 - 2/1/39	1,925,678	2,040,161
6.50%, 12/1/32 - 8/1/39	8,993,319	9,472,564
5.50%, 2/1/33 - 11/1/39	30,017,192	30,684,313
4.50%, 11/1/35 - 1/1/56	2,895,016,446	2,809,773,305
5.00%, 7/1/37 - 3/1/49	23,485,096	23,597,204
4.00%, 10/1/40 - 7/1/53	1,723,604,058	1,632,482,668
3.50%, 2/1/48 - 12/1/53	2,874,184,334	2,646,760,124
3.00%, 3/1/50 - 5/1/52	285,925,828	254,434,863
2.50%, 6/1/50 - 5/1/52	3,155,271,133	2,702,155,928
2.00%, 6/1/50 - 1/1/52	2,051,219,671	1,685,561,049
3.50%, 1/1/51	552,128,172	510,523,652
3.50%, 5/1/52	3,316,022,510	3,043,640,243
3.50%, 6/1/52	785,317,547	720,852,879
4.00%, 9/1/52	691,907,039	655,773,218
4.50%, 9/1/52	399,362,346	387,125,668
4.00%, 10/1/52	550,964,699	521,992,447
4.50%, 2/1/54	1,157,134,771	1,119,949,134
4.50%, 9/1/55	368,005,577	355,324,653
Fannie Mae, 40 Year
4.50%, 1/1/52 - 6/1/56	47,633,759	45,845,322
4.00%, 6/1/56	21,695,283	20,200,185
2.50%, 3/1/62	118,454,387	97,402,915
Fannie Mae, Hybrid ARM
6.233%, 10/1/33 - 7/1/44(c)	1,308,292	1,353,932
6.06%, 7/1/34(c)	249,233	254,123
5.649%, 8/1/34(c)	317,351	322,074
6.124%, 9/1/34(c)	211,283	216,310
5.89%, 10/1/34(c)	223,943	231,614
6 / Dodge & Cox Income FundSee accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
                March 31, 2026
Debt Securities (continued)
	Par Value	Value
6.285%, 1/1/35(c)	$181,931	$187,198
6.051%, 1/1/35(c)	243,621	247,407
6.235%, 4/1/35 - 7/1/47(c)	456,134	466,781
6.587%, 6/1/35(c)	113,222	116,355
6.404%, 7/1/35(c)	178,246	182,736
6.094%, 7/1/35(c)	121,221	123,498
6.136%, 7/1/35 - 8/1/35(c)	410,354	419,456
6.358%, 7/1/35(c)	53,690	54,683
6.452%, 8/1/35(c)	232,192	238,971
6.04%, 8/1/35(c)	195,644	198,848
6.517%, 9/1/35(c)	64,356	66,077
6.278%, 10/1/35(c)	302,185	309,974
6.498%, 10/1/35 - 5/1/48(c)	7,093,567	7,348,205
5.761%, 11/1/35(c)	249,400	257,937
6.275%, 1/1/36(c)	513,578	529,283
6.123%, 1/1/36(c)	302,454	310,032
6.084%, 1/1/36(c)	1,375,171	1,424,504
6.432%, 11/1/36(c)	332,057	341,389
6.252%, 12/1/36(c)	172,268	176,295
5.899%, 1/1/37(c)	398,935	409,967
6.25%, 2/1/37(c)	349,225	360,778
6.975%, 4/1/37(c)	130,582	133,056
6.447%, 8/1/37(c)	17,640	18,203
5.715%, 11/1/37 - 3/1/45(c)	772,952	794,453
6.786%, 5/1/38(c)	359,526	371,396
6.383%, 5/1/38(c)	16,836,075	17,471,259
6.636%, 9/1/38(c)	26,499	27,260
6.157%, 10/1/38(c)	634,162	654,963
6.521%, 10/1/38(c)	124,573	128,777
5.923%, 6/1/39(c)	72,246	74,579
6.246%, 12/1/39(c)	180,387	185,824
6.713%, 4/1/42(c)	991,402	1,033,298
6.42%, 9/1/42(c)	203,281	209,225
6.15%, 11/1/42(c)	614,112	637,456
5.928%, 12/1/42(c)	1,107,470	1,149,492
5.922%, 2/1/43(c)	603,704	626,041
6.60%, 2/1/43(c)	289,430	300,176
6.31%, 5/1/43 - 9/1/43(c)	829,890	858,072
6.22%, 6/1/43 - 9/1/43(c)	351,096	360,787
6.361%, 10/1/43(c)	2,629,485	2,739,806
6.21%, 11/1/43(c)	1,434,552	1,486,273
6.083%, 11/1/43(c)	1,595,307	1,656,511
5.976%, 12/1/43(c)	391,275	404,750
5.802%, 2/1/44(c)	860,179	894,023
5.84%, 2/1/44 - 12/1/44(c)	1,022,208	1,057,656
6.352%, 4/1/44(c)	673,953	698,241
6.144%, 4/1/44(c)	390,622	402,313
6.59%, 4/1/44(c)	900,959	934,075
6.214%, 4/1/44(c)	1,653,870	1,714,183
6.309%, 4/1/44(c)	2,658,686	2,776,526
6.409%, 5/1/44 - 5/1/46(c)	1,200,526	1,245,448
5.908%, 5/1/44(c)	2,940,702	3,041,380
6.221%, 7/1/44(c)	130,163	132,897
6.303%, 7/1/44(c)	1,016,697	1,055,766
6.237%, 7/1/44(c)	1,086,572	1,126,401
6.215%, 7/1/44(c)	1,181,004	1,225,855
6.34%, 7/1/44 - 8/1/47(c)	2,065,194	2,142,867
6.223%, 8/1/44(c)	1,107,465	1,148,944
6.305%, 8/1/44(c)	2,201,555	2,284,776
6.298%, 8/1/44 - 10/1/44(c)	3,335,351	3,462,326
6.33%, 8/1/44 - 11/1/44(c)	2,425,620	2,516,098
6.36%, 9/1/44 - 8/1/47(c)	1,675,652	1,739,011
6.181%, 9/1/44(c)	2,291,129	2,383,366
6.307%, 10/1/44(c)	653,917	679,254

	Par Value	Value
6.07%, 10/1/44 - 10/1/44(c)	$360,747	$371,558
6.156%, 10/1/44(c)	992,191	1,029,279
6.306%, 10/1/44(c)	1,082,039	1,122,442
6.198%, 10/1/44(c)	2,555,925	2,653,173
6.08%, 10/1/44(c)	175,283	180,301
6.27%, 10/1/44(c)	826,604	858,200
6.35%, 10/1/44(c)	697,539	724,801
6.287%, 10/1/44(c)	1,784,005	1,853,516
6.175%, 11/1/44(c)	977,638	1,014,247
6.062%, 11/1/44(c)	1,851,958	1,920,415
6.059%, 11/1/44(c)	2,783,484	2,886,052
5.965%, 11/1/44 - 12/1/44(c)	321,463	332,004
6.10%, 11/1/44(c)	710,601	740,573
5.945%, 12/1/44(c)	2,053,353	2,127,879
5.83%, 12/1/44 - 4/1/46(c)	274,854	283,795
5.855%, 12/1/44(c)	286,577	296,641
5.914%, 12/1/44(c)	835,501	866,154
5.927%, 1/1/45(c)	1,076,399	1,115,063
5.957%, 2/1/45(c)	1,134,411	1,175,528
6.099%, 3/1/45(c)	13,056,364	13,545,051
5.798%, 4/1/45(c)	3,912,902	4,052,481
6.401%, 4/1/45(c)	473,843	490,878
6.302%, 8/1/45(c)	546,616	566,669
6.293%, 8/1/45(c)	769,892	802,292
6.239%, 10/1/45(c)	1,896,838	1,967,500
6.292%, 11/1/45(c)	1,659,561	1,722,152
6.117%, 4/1/46(c)	3,691,021	3,824,938
6.488%, 4/1/46(c)	1,131,060	1,170,237
6.61%, 4/1/46 - 4/1/46(c)	432,052	443,888
6.356%, 6/1/46(c)	166,649	173,418
6.213%, 7/1/46(c)	83,291	85,571
5.992%, 12/1/46(c)	963,116	995,291
6.30%, 6/1/47(c)	1,033,209	1,070,359
6.276%, 6/1/47(c)	1,040,366	1,079,585
6.241%, 7/1/47(c)	2,053,096	2,129,856
6.357%, 8/1/47(c)	1,527,782	1,585,986
6.351%, 10/1/47(c)	780,519	809,062
6.033%, 11/1/47(c)	345,553	358,057
6.065%, 11/1/47(c)	1,009,830	1,046,935
5.86%, 1/1/48 - 1/1/48(c)	486,744	504,818
3.83%, 3/1/48(c)	1,507,592	1,532,731
6.255%, 4/1/48(c)	839,353	869,093
6.37%, 8/1/48(c)	409,345	427,330
6.389%, 10/1/48(c)	1,097,305	1,138,023
6.407%, 11/1/48(c)	798,599	828,060
6.225%, 4/1/49(c)	625,745	648,413
5.459%, 8/1/49(c)	3,863,613	3,997,254
3.658%, 8/1/49(c)	8,855,336	8,702,007
5.887%, 8/1/49(c)	1,682,312	1,742,069
3.346%, 9/1/49(c)	6,662,785	6,485,520
5.248%, 9/1/49(c)	8,766,143	9,124,977
3.321%, 10/1/49(c)	1,269,557	1,307,216
2.659%, 1/1/50(c)	1,907,122	1,932,588
2.171%, 12/1/50(c)	19,561,726	18,239,057
2.034%, 5/1/52(c)	126,865,759	116,139,670
4.647%, 4/1/53(c)	31,327,609	31,437,765
4.511%, 7/1/53(c)	30,536,708	30,324,811
4.257%, 7/1/53(c)	4,449,302	4,378,223
5.088%, 6/1/55(c)	22,737,246	22,988,993
Freddie Mac, Hybrid ARM
6.521%, 9/1/33(c)	619,473	635,238
5.875%, 2/1/34 - 2/1/35(c)	884,673	911,085
6.544%, 8/1/34(c)	142,152	147,035
5.962%, 11/1/34(c)	319,080	328,031
See accompanying Notes to Portfolio of InvestmentsDodge & Cox Income Fund / 7

Portfolio of Investments (unaudited)
                March 31, 2026
Debt Securities (continued)
	Par Value	Value
6.228%, 3/1/35(c)	$171,825	$177,811
6.375%, 4/1/35(c)	59,429	60,758
6.412%, 8/1/35(c)	168,296	172,914
6.62%, 8/1/35(c)	441,336	454,295
6.582%, 9/1/35(c)	308,651	317,709
6.299%, 10/1/35(c)	255,441	261,189
5.935%, 1/1/36(c)	483,633	503,958
5.547%, 1/1/36(c)	442,803	449,593
6.064%, 1/1/36(c)	208,746	213,894
6.722%, 4/1/36(c)	408,721	423,273
6.101%, 8/1/36(c)	432,760	442,643
6.157%, 12/1/36(c)	253,816	260,666
6.023%, 1/1/37(c)	225,698	231,045
5.75%, 3/1/37(c)	481,146	492,952
6.57%, 4/1/37(c)	298,574	305,732
6.482%, 4/1/37(c)	299,114	308,911
6.625%, 5/1/37(c)	114,636	117,947
6.351%, 7/1/37(c)	817,817	846,245
6.335%, 1/1/38(c)	33,190	34,144
5.995%, 2/1/38 - 12/1/44(c)	457,561	468,823
6.699%, 4/1/38(c)	41,484	42,594
6.455%, 4/1/38(c)	548,291	567,531
6.934%, 5/1/38(c)	106,385	109,664
6.039%, 6/1/38 - 11/1/44(c)	1,240,401	1,281,171
6.232%, 10/1/38(c)	49,269	50,200
6.552%, 10/1/38(c)	313,427	322,113
6.522%, 11/1/39(c)	136,686	139,823
6.619%, 7/1/43(c)	123,971	128,207
6.148%, 8/1/43(c)	2,276,598	2,372,732
6.39%, 10/1/43 - 10/1/47(c)	353,708	365,941
6.115%, 1/1/44(c)	829,566	860,699
5.86%, 1/1/44(c)	527,726	544,286
5.819%, 2/1/44(c)	1,688,560	1,746,434
6.06%, 4/1/44(c)	589,014	609,783
6.627%, 4/1/44(c)	514,662	530,891
6.207%, 5/1/44(c)	11,096,952	11,501,614
6.235%, 6/1/44(c)	1,167,832	1,209,956
6.37%, 6/1/44 - 9/1/44(c)	2,057,417	2,129,744
6.272%, 7/1/44(c)	777,398	803,915
6.255%, 7/1/44 - 6/1/45(c)	539,253	556,523
6.245%, 8/1/44(c)	272,451	280,309
6.17%, 8/1/44(c)	1,260,288	1,305,611
6.36%, 8/1/44(c)	808,600	840,231
6.308%, 9/1/44(c)	519,676	535,729
6.333%, 10/1/44(c)	1,681,475	1,743,402
6.313%, 10/1/44(c)	387,727	404,223
6.357%, 10/1/44(c)	1,661,785	1,720,842
6.196%, 10/1/44(c)	2,141,737	2,220,838
6.163%, 10/1/44(c)	1,592,482	1,649,968
6.291%, 11/1/44(c)	537,779	557,535
6.111%, 11/1/44(c)	895,299	927,162
6.045%, 11/1/44(c)	925,296	959,084
6.319%, 11/1/44(c)	1,547,801	1,605,522
6.246%, 11/1/44(c)	1,764,678	1,829,751
6.13%, 11/1/44(c)	641,811	665,484
6.059%, 11/1/44(c)	2,755,816	2,852,724
6.112%, 11/1/44(c)	717,921	744,169
5.993%, 11/1/44(c)	1,305,943	1,350,673
6.262%, 11/1/44(c)	2,621,810	2,718,096
5.971%, 12/1/44(c)	1,546,407	1,601,180
6.034%, 12/1/44(c)	1,654,519	1,712,321
6.005%, 12/1/44(c)	172,188	177,330
5.967%, 12/1/44(c)	1,478,433	1,528,233
5.893%, 1/1/45(c)	1,378,271	1,422,766

	Par Value	Value
5.90%, 1/1/45(c)	$399,315	$412,457
5.944%, 1/1/45(c)	733,520	760,499
5.87%, 1/1/45(c)	950,571	983,114
6.258%, 1/1/45(c)	1,338,129	1,387,522
5.832%, 2/1/45(c)	875,966	908,244
6.285%, 4/1/45(c)	635,208	659,466
6.466%, 5/1/45(c)	2,309,374	2,391,511
6.273%, 8/1/45(c)	2,890,175	2,994,453
5.948%, 8/1/45(c)	44,660	45,873
6.38%, 8/1/45 - 8/1/47(c)	1,135,884	1,175,870
6.356%, 9/1/45(c)	768,684	795,179
6.392%, 5/1/46(c)	992,444	1,031,653
6.241%, 5/1/46(c)	10,969,584	11,358,371
6.461%, 7/1/46(c)	1,052,500	1,088,972
6.367%, 9/1/46(c)	2,749,896	2,849,325
6.284%, 6/1/47(c)	384,677	395,770
3.281%, 1/1/49(c)	46,072,268	45,341,340
6.028%, 2/1/49(c)	1,869,362	1,947,734
2.288%, 9/1/50(c)	21,129,506	19,836,428
2.183%, 11/1/50(c)	54,049,936	50,235,085
2.368%, 12/1/50(c)	58,433,576	54,834,464
1.852%, 8/1/51(c)	162,417,831	155,982,479
1.967%, 4/1/52(c)	85,289,905	77,152,476
2.302%, 5/1/52(c)	30,371,105	27,734,488
2.024%, 5/1/52(c)	82,018,122	74,656,394
3.342%, 6/1/52(c)	10,584,874	10,099,210
3.901%, 7/1/52(c)	6,766,141	6,660,156
4.056%, 9/1/52(c)	26,105,810	25,533,399
4.169%, 9/1/52(c)	35,833,011	35,509,095
4.10%, 10/1/52(c)	47,221,551	46,236,688
4.134%, 1/1/53(c)	157,342,582	155,677,477
4.515%, 4/1/53(c)	41,894,087	41,482,338
4.504%, 6/1/53(c)	28,019,750	27,727,958
4.576%, 8/1/53(c)	21,753,744	21,568,064
4.751%, 8/1/53(c)	31,815,194	31,664,598
3.946%, 6/1/55(c)	44,028,488	42,954,237
Freddie Mac Gold, 15 Year
4.50%, 6/1/26	1,359	1,358
Freddie Mac Gold, 20 Year
6.50%, 10/1/26	22,406	23,187
4.50%, 5/1/30 - 1/1/34	14,134,055	14,176,553
4.00%, 9/1/31 - 10/1/35	89,066,761	87,975,375
3.50%, 7/1/35 - 1/1/36	33,895,574	32,919,095
Freddie Mac Gold, 30 Year
7.00%, 4/1/31 - 11/1/38	452,130	475,283
6.50%, 12/1/32 - 10/1/38	2,392,736	2,504,598
6.00%, 12/1/33 - 2/1/39	3,838,116	4,014,638
5.50%, 3/1/34 - 12/1/38	11,366,584	11,705,645
4.50%, 3/1/39 - 10/1/47	267,736,677	264,331,808
4.00%, 11/1/45 - 11/1/47	63,895,915	61,418,775
3.50%, 2/1/48	28,072,107	25,920,655
Freddie Mac Pool, 20 Year
2.50%, 10/1/41 - 3/1/42	93,901,165	84,393,936
Freddie Mac Pool, 30 Year
7.00%, 11/1/37	2,674	2,852
4.50%, 7/1/42 - 12/1/55	1,753,716,413	1,696,632,880
2.50%, 5/1/50 - 5/1/52	1,946,266,825	1,665,480,446
2.00%, 6/1/50 - 12/1/50	1,432,427,450	1,178,811,267
3.00%, 6/1/50 - 5/1/52	322,241,930	285,760,077
2.00%, 12/1/50	471,750,461	388,259,168
2.00%, 12/1/50	547,853,013	451,742,589
3.50%, 2/1/52 - 8/1/53	1,971,755,566	1,814,952,335
3.50%, 5/1/52	1,596,110,925	1,465,005,911
3.50%, 6/1/52	639,384,126	586,897,000
8 / Dodge & Cox Income FundSee accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
                March 31, 2026
Debt Securities (continued)
	Par Value	Value
4.00%, 6/1/52 - 4/1/53	$1,398,528,369	$1,322,736,920
3.50%, 7/1/52	769,537,887	706,326,567
3.50%, 9/1/52	546,950,410	502,021,464
4.50%, 9/1/52	395,143,873	383,239,784
4.00%, 10/1/52	883,233,923	834,688,825
4.50%, 11/1/52	496,838,573	481,513,189
4.50%, 1/1/54	893,746,880	864,615,397
4.50%, 11/1/54	458,852,037	443,040,840
Ginnie Mae, 20 Year
4.00%, 1/20/35	1,375,774	1,351,473
Ginnie Mae, 30 Year
7.00%, 5/15/28	40	40
		37,111,618,973
		42,072,656,018
		52,536,639,495
Corporate: 29.6%
Financials: 12.5%
Bank of America Corp.
4.25%, 10/22/26	159,254,000	159,172,368
3.593%, 7/21/28(d)	39,085,000	38,664,621
4.948%, 7/22/28(d)	90,980,000	91,567,574
6.204%, 11/10/28(d)	42,730,000	43,896,245
3.419%, 12/20/28(d)	116,354,000	114,302,852
4.979%, 1/24/29(d)	120,570,000	121,509,348
5.202%, 4/25/29(d)	24,840,000	25,193,695
4.623%, 5/9/29(d)	125,040,000	125,583,613
2.496%, 2/13/31(d)	85,670,000	79,186,586
4.456%, 2/6/32(d)	53,825,000	53,151,353
2.572%, 10/20/32(d)	19,341,000	17,208,055
5.015%, 7/22/33(d)	16,505,000	16,602,495
5.288%, 4/25/34(d)	24,705,000	25,005,286
3.846%, 3/8/37(d)	418,561,000	387,711,146
Barclays PLC (United Kingdom)
5.20%, 5/12/26	55,538,000	55,573,542
5.829%, 5/9/27(d)	132,395,000	132,538,304
5.674%, 3/12/28(d)	35,000,000	35,329,566
4.836%, 5/9/28	119,296,000	119,307,347
5.501%, 8/9/28(d)	71,955,000	72,777,951
6.49%, 9/13/29(d)	73,115,000	76,118,245
5.69%, 3/12/30(d)	55,000,000	56,515,715
5.088%, 6/20/30(d)	94,704,000	95,009,104
4.521%, 2/24/32(d)	150,555,000	147,256,882
3.564%, 9/23/35(d)	62,934,000	58,615,050
BNP Paribas SA (France)
4.375%, 5/12/26(b)	159,024,000	158,969,410
4.625%, 3/13/27(b)	291,170,000	291,132,489
2.591%, 1/20/28(b)(d)	69,276,000	68,216,052
5.497%, 5/20/30(b)(d)	38,005,000	38,917,764
5.085%, 5/9/31(b)(d)	180,828,000	182,388,895
2.871%, 4/19/32(b)(d)	39,400,000	35,726,321
5.786%, 1/13/33(b)(d)	206,190,000	212,998,837
2.588%, 8/12/35(b)(d)	37,175,000	33,243,149
5.906%, 11/19/35(b)(d)	37,450,000	37,968,253
Boston Properties, Inc.
6.75%, 12/1/27	28,500,000	29,457,057
4.50%, 12/1/28	109,836,000	109,109,976
3.40%, 6/21/29	98,273,000	94,199,909
2.90%, 3/15/30	67,090,000	62,170,705
3.25%, 1/30/31	298,354,000	275,190,765
2.55%, 4/1/32	36,792,000	31,571,962
6.50%, 1/15/34	110,348,000	115,521,570
Capital One Financial Corp.
3.75%, 7/28/26	11,745,000	11,717,873
4.927%, 5/10/28(d)	93,302,000	93,552,967

	Par Value	Value
6.312%, 6/8/29(d)	$71,594,000	$74,029,211
5.70%, 2/1/30(d)	36,365,000	37,307,437
5.463%, 7/26/30(d)	91,780,000	93,681,203
4.493%, 9/11/31(d)	15,520,000	15,238,541
7.624%, 10/30/31(d)	108,139,000	119,439,171
4.722%, 1/30/32(d)	159,345,000	156,928,353
Citigroup, Inc.
4.45%, 9/29/27	45,649,000	45,650,291
4.412%, 3/31/31(d)	87,795,000	86,791,436
6.174%, 5/25/34(d)	94,825,000	98,155,103
United States 90 Day Average SOFR
+6.63%, 10.298%, 10/30/40(e)	418,399,950	490,866,821
Elevance Health, Inc.
4.50%, 10/30/26	24,840,000	24,873,796
5.15%, 6/15/29	22,704,000	23,128,506
2.875%, 9/15/29	6,837,000	6,472,894
4.75%, 2/15/30	165,079,000	166,140,040
2.25%, 5/15/30	56,396,000	51,383,063
2.55%, 3/15/31	62,201,000	56,129,885
HSBC Holdings PLC (United Kingdom)
4.755%, 6/9/28(d)	23,650,000	23,700,230
5.21%, 8/11/28(d)	20,125,000	20,287,652
4.95%, 3/31/30	63,328,000	64,068,601
3.973%, 5/22/30(d)	19,800,000	19,385,787
5.24%, 5/13/31(d)	140,940,000	142,925,147
2.848%, 6/4/31(d)	106,530,000	98,449,762
2.357%, 8/18/31(d)	32,125,000	28,976,517
4.762%, 3/29/33(d)	198,365,000	193,399,892
8.113%, 11/3/33(d)	164,236,000	188,029,677
6.547%, 6/20/34(d)	36,064,000	37,920,080
7.399%, 11/13/34(d)	29,200,000	32,261,012
6.50%, 5/2/36	220,847,000	237,872,667
6.50%, 9/15/37	186,762,000	199,402,633
6.80%, 6/1/38	10,598,000	11,523,827
JPMorgan Chase & Co.
4.125%, 12/15/26	114,847,000	114,746,214
4.25%, 10/1/27	129,270,000	129,338,305
5.04%, 1/23/28(d)	46,110,000	46,343,872
4.323%, 4/26/28(d)	28,825,000	28,811,839
4.505%, 10/22/28(d)	86,310,000	86,291,720
8.75%, 9/1/30(e)	80,647,000	93,552,804
2.739%, 10/15/30(d)	9,830,000	9,258,006
4.493%, 3/24/31(d)	360,525,000	358,578,143
2.522%, 4/22/31(d)	90,820,000	83,927,402
2.956%, 5/13/31(d)	179,053,000	166,836,864
4.347%, 1/22/32(d)	78,325,000	77,219,631
4.586%, 4/26/33(d)	47,810,000	47,173,035
5.717%, 9/14/33(d)	74,624,000	77,263,396
Lloyds Banking Group PLC (United Kingdom)
3.75%, 3/18/28(d)	102,420,000	101,741,055
4.818%, 6/13/29(d)	104,515,000	105,136,034
5.721%, 6/5/30(d)	124,897,000	128,975,679
4.425%, 11/4/31(d)	40,750,000	40,177,060
7.953%, 11/15/33(d)	152,876,000	174,156,322
NatWest Group PLC (United Kingdom)
1.642%, 6/14/27(d)	248,347,000	246,837,788
4.892%, 5/18/29(d)	12,550,000	12,637,707
5.808%, 9/13/29(d)	156,770,000	161,301,213
6.016%, 3/2/34(d)	70,110,000	73,838,977
6.475%, 6/1/34(d)	141,460,000	146,811,114
3.032%, 11/28/35(d)	104,039,000	94,721,286
The Charles Schwab Corp.
5.643%, 5/19/29(d)	105,792,000	108,696,018
See accompanying Notes to Portfolio of InvestmentsDodge & Cox Income Fund / 9

Portfolio of Investments (unaudited)
                March 31, 2026
Debt Securities (continued)
	Par Value	Value
6.196%, 11/17/29(d)	$177,914,000	$185,945,670
4.343%, 11/14/31(d)	84,895,000	83,950,245
5.853%, 5/19/34(d)	35,585,000	37,373,714
6.136%, 8/24/34(d)	79,900,000	85,044,540
The Goldman Sachs Group, Inc.
3.615%, 3/15/28(d)	366,685,000	363,762,466
4.937%, 4/23/28(d)	113,510,000	114,064,571
4.153%, 10/21/29(d)	88,930,000	88,100,168
5.727%, 4/25/30(d)	65,285,000	67,353,932
4.692%, 10/23/30(d)	45,659,000	45,694,750
5.218%, 4/23/31(d)	108,860,000	110,695,935
UBS Group AG (Switzerland)
6.327%, 12/22/27(b)(d)	46,075,000	46,686,269
6.246%, 9/22/29(b)(d)	39,775,000	41,337,200
4.214%, 4/10/30(b)(d)	30,000,000	29,619,588
5.617%, 9/13/30(b)(d)	96,410,000	99,391,955
4.194%, 4/1/31(b)(d)	22,300,000	21,818,614
4.588%, 8/10/32(b)(d)	144,575,000	142,099,675
5.959%, 1/12/34(b)(d)	323,212,000	337,212,762
6.301%, 9/22/34(b)(d)	68,065,000	72,356,102
5.58%, 5/9/36(b)(d)	96,675,000	98,051,484
UniCredit SPA (Italy)
7.296%, 4/2/34(b)(d)	364,731,400	383,817,900
5.459%, 6/30/35(b)(d)	270,214,000	269,727,145
UnitedHealth Group, Inc.
2.00%, 5/15/30	6,950,000	6,292,229
4.90%, 4/15/31	25,000,000	25,373,507
2.30%, 5/15/31	22,957,000	20,576,028
4.95%, 1/15/32	32,270,000	32,629,762
Unum Group
7.25%, 3/15/28	18,469,000	19,092,809
6.75%, 12/15/28	7,967,000	8,371,749
Wells Fargo & Co.
4.10%, 6/3/26	127,335,000	127,314,893
4.30%, 7/22/27	155,940,000	155,740,088
4.90%, 1/24/28(d)	110,392,000	110,792,365
5.707%, 4/22/28(d)	116,790,000	118,296,524
2.393%, 6/2/28(d)	36,870,000	35,987,186
4.808%, 7/25/28(d)	6,925,000	6,953,744
5.198%, 1/23/30(d)	128,555,000	130,570,119
2.879%, 10/30/30(d)	46,110,000	43,503,813
2.572%, 2/11/31(d)	43,185,000	39,945,200
3.35%, 3/2/33(d)	17,014,000	15,622,012
4.897%, 7/25/33(d)	103,869,000	103,337,822
5.389%, 4/24/34(d)	83,170,000	84,415,570
		13,397,561,721
Industrials: 15.1%
Amazon.com, Inc.
4.875%, 3/13/36	112,690,000	111,662,970
5.65%, 3/13/46	62,830,000	62,612,629
5.80%, 3/13/56	176,820,000	176,677,904
5.95%, 3/13/66	192,065,000	192,694,585
AT&T, Inc.
4.30%, 2/15/30	7,230,000	7,184,138
4.40%, 4/30/31	209,852,000	207,736,453
2.75%, 6/1/31	232,292,000	212,415,777
4.75%, 4/30/33	50,800,000	50,318,776
2.55%, 12/1/33	62,487,000	52,878,834
Bayer AG (Germany)
4.375%, 12/15/28(b)	4,485,000	4,440,010
6.25%, 1/21/29(b)	124,545,000	129,358,865
6.375%, 11/21/30(b)	192,715,000	202,659,990
6.50%, 11/21/33(b)	166,821,000	177,411,745

	Par Value	Value
British American Tobacco PLC (United Kingdom)
2.259%, 3/25/28	$62,309,000	$59,804,237
6.343%, 8/2/30	35,910,000	38,333,197
2.726%, 3/25/31	70,825,000	64,763,037
4.742%, 3/16/32	276,220,000	275,281,164
7.75%, 10/19/32	39,225,000	45,041,287
6.421%, 8/2/33	71,200,000	77,216,780
Burlington Northern Santa Fe LLC
3.442%, 6/16/28(b)	53,635,811	52,732,847
Cemex SAB de CV (Mexico)
5.45%, 11/19/29(b)	110,582,000	110,607,876
5.20%, 9/17/30(b)	235,722,000	233,357,991
3.875%, 7/11/31(b)	102,159,000	95,362,495
Charter Communications, Inc.
4.25%, 2/1/31(b)	42,230,000	38,490,728
4.50%, 5/1/32	191,783,000	171,314,087
7.00%, 2/1/33(b)	81,925,000	82,150,646
4.40%, 4/1/33	40,140,000	37,526,889
4.50%, 6/1/33(b)	356,946,000	310,765,576
4.25%, 1/15/34(b)	111,480,000	95,370,427
7.375%, 2/1/36(b)	73,640,000	73,334,149
6.55%, 5/1/37	45,183,000	45,553,314
6.75%, 6/15/39	120,967,000	120,032,032
6.484%, 10/23/45	402,912,000	371,470,774
5.375%, 5/1/47	87,499,000	70,409,419
5.75%, 4/1/48	205,326,000	171,241,831
5.125%, 7/1/49	33,204,000	25,493,356
4.80%, 3/1/50	27,468,000	20,308,656
Comcast Corp.
2.65%, 2/1/30	51,225,000	47,971,952
3.40%, 4/1/30	32,060,000	30,778,877
4.95%, 5/15/32	41,745,000	42,130,430
Cox Enterprises, Inc.
3.35%, 9/15/26(b)	160,921,000	160,177,365
3.50%, 8/15/27(b)	39,703,000	39,151,815
5.45%, 9/15/28(b)	64,710,000	66,011,445
1.80%, 10/1/30(b)	52,941,000	46,032,852
5.70%, 6/15/33(b)	39,225,000	38,889,908
CVS Health Corp.
4.30%, 3/25/28	119,120,000	118,697,802
5.40%, 6/1/29	78,750,000	80,618,725
3.25%, 8/15/29	12,896,000	12,357,684
5.125%, 2/21/30	132,971,000	134,835,684
3.75%, 4/1/30	94,354,000	91,172,476
5.25%, 1/30/31	9,965,000	10,183,468
1.875%, 2/28/31	21,696,000	18,942,153
5.55%, 6/1/31	98,165,000	101,278,881
2.125%, 9/15/31	29,895,000	25,921,604
4.125%, 4/1/40	23,944,000	19,986,711
6.75%, 12/10/54(d)(e)	22,580,000	22,863,221
7.00%, 3/10/55(d)(e)	174,664,000	180,006,622
Dell Technologies, Inc.
6.10%, 7/15/27	37,060,000	37,753,330
Dillard's, Inc.
7.75%, 7/15/26	20,556,000	20,637,476
7.75%, 5/15/27	12,913,000	13,243,388
7.00%, 12/1/28	27,610,000	28,574,704
Elanco Animal Health, Inc.
6.40%, 8/28/28	123,981,000	126,738,854
Fibercop SpA (Italy)
7.20%, 7/18/36(b)	26,317,000	26,126,728
7.721%, 6/4/38(b)	116,584,000	116,865,667
10 / Dodge & Cox Income FundSee accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
                March 31, 2026
Debt Securities (continued)
	Par Value	Value
Fidelity National Information Services, Inc.
4.45%, 3/10/28	$85,395,000	$85,155,926
4.55%, 3/10/29	118,045,000	117,488,397
4.80%, 3/10/31	69,805,000	69,257,117
Ford Motor Credit Co. LLC
4.542%, 8/1/26	22,235,000	22,203,865
2.70%, 8/10/26	230,109,000	228,409,887
5.125%, 11/5/26	90,690,000	90,877,393
4.95%, 5/28/27	62,780,000	62,761,093
7.35%, 11/4/27	126,460,000	130,512,713
5.918%, 3/20/28	51,375,000	52,026,142
6.80%, 5/12/28	182,578,000	188,073,700
6.798%, 11/7/28	26,051,000	26,967,718
2.90%, 2/10/29	15,000,000	14,029,077
5.113%, 5/3/29	5,605,000	5,551,746
5.73%, 9/5/30	83,975,000	83,890,259
5.42%, 4/9/31	187,308,000	183,942,092
6.054%, 11/5/31	6,369,000	6,397,091
6.532%, 3/19/32	60,855,000	62,448,087
GE HealthCare Technologies, Inc.
4.80%, 8/14/29	68,865,000	69,490,743
5.857%, 3/15/30	21,550,000	22,488,316
5.905%, 11/22/32	147,180,000	155,247,741
HCA Healthcare, Inc.
5.25%, 6/15/26	10,872,000	10,878,283
3.125%, 3/15/27	40,379,000	39,860,308
5.00%, 3/1/28	25,510,000	25,760,165
4.125%, 6/15/29	170,870,000	168,507,787
5.25%, 3/1/30	58,680,000	59,881,461
Imperial Brands PLC (United Kingdom)
3.50%, 7/26/26(b)	49,137,000	48,991,568
6.125%, 7/27/27(b)	112,575,000	114,857,636
4.50%, 6/30/28(b)	39,475,000	39,504,105
3.875%, 7/26/29(b)	248,764,000	242,686,392
5.50%, 2/1/30(b)	166,875,000	171,154,334
5.875%, 7/1/34(b)	63,595,000	65,409,441
Japan Tobacco, Inc. (Japan)
4.85%, 5/15/28(b)	51,565,000	52,053,809
5.25%, 6/15/30(b)	72,015,000	73,811,167
5.85%, 6/15/35(b)	49,125,000	51,551,324
Kinder Morgan, Inc.
5.15%, 6/1/30	25,905,000	26,504,377
4.80%, 2/1/33	25,250,000	25,045,213
6.50%, 2/1/37	49,751,000	53,880,237
6.95%, 1/15/38	76,334,000	85,217,027
6.50%, 9/1/39	70,966,000	75,717,047
5.00%, 8/15/42	75,596,000	68,134,959
Macy's, Inc.
6.70%, 7/15/34(b)	54,530,000	51,340,851
Mars, Inc.
4.45%, 3/1/27(b)	41,675,000	41,802,316
4.60%, 3/1/28(b)	128,700,000	129,475,580
4.80%, 3/1/30(b)	178,833,000	180,715,047
Meta Platforms, Inc.
4.60%, 11/15/32	64,000,000	63,372,109
4.875%, 11/15/35	198,005,000	194,251,122
5.40%, 8/15/54	15,000,000	13,586,350
5.625%, 11/15/55	119,967,000	112,455,911
5.75%, 11/15/65	137,845,000	128,030,947
Nordstrom, Inc.
6.95%, 3/15/28	19,672,000	19,746,714
Oracle Corp.
4.80%, 8/3/28	81,425,000	81,459,593

	Par Value	Value
4.20%, 9/27/29	$22,520,000	$21,824,864
2.95%, 4/1/30	101,855,000	92,977,001
4.95%, 2/4/31	134,970,000	132,060,028
5.35%, 5/4/33	155,565,000	151,439,240
5.70%, 2/4/36	98,920,000	95,110,423
Philip Morris International, Inc.
4.875%, 2/13/29	50,525,000	51,277,438
5.625%, 11/17/29	56,528,000	58,753,832
5.125%, 2/15/30	32,576,000	33,238,633
5.50%, 9/7/30	42,012,000	43,626,377
5.125%, 2/13/31	34,960,000	35,756,244
5.75%, 11/17/32	33,340,000	35,097,652
5.375%, 2/15/33	77,688,000	79,843,259
Prosus NV (China)
3.257%, 1/19/27(b)	40,326,000	39,807,266
4.85%, 7/6/27(b)	193,133,000	193,201,755
3.68%, 1/21/30(b)	209,567,000	198,472,758
3.061%, 7/13/31(b)	550,362,000	493,179,223
4.193%, 1/19/32(b)	132,600,000	124,745,057
4.987%, 1/19/52(b)	284,361,000	216,679,215
RTX Corp.
6.00%, 3/15/31	55,735,000	59,240,784
6.10%, 3/15/34	61,170,000	65,870,821
Salesforce, Inc.
4.90%, 9/15/31	57,500,000	57,418,563
5.20%, 3/15/33	119,375,000	119,171,139
5.55%, 3/15/36	116,225,000	115,863,468
6.40%, 3/15/46	185,125,000	186,406,598
6.55%, 3/15/56	189,825,000	190,483,529
6.70%, 3/15/66	127,800,000	129,897,526
Synopsys, Inc.
4.65%, 4/1/28	33,830,000	33,954,076
4.85%, 4/1/30	120,153,000	121,036,710
5.00%, 4/1/32	140,068,000	141,283,378
TC Energy Corp. (Canada)
5.875%, 8/15/76(d)(e)	262,724,000	263,001,962
5.30%, 3/15/77(d)(e)	336,202,000	333,255,996
5.50%, 9/15/79(d)(e)	247,531,000	245,383,025
5.60%, 3/7/82(d)(e)	41,226,000	40,417,880
The Cigna Group
7.875%, 5/15/27	26,273,000	27,280,400
4.375%, 10/15/28	116,780,000	116,688,212
5.00%, 5/15/29	30,800,000	31,344,602
2.40%, 3/15/30	94,669,000	87,453,717
4.50%, 9/15/30	53,160,000	52,980,607
2.375%, 3/15/31	30,000,000	26,954,736
T-Mobile U.S., Inc.
3.375%, 4/15/29	229,325,000	222,244,116
3.875%, 4/15/30	251,674,000	245,097,995
2.55%, 2/15/31	132,092,000	120,033,671
3.50%, 4/15/31	146,267,000	138,336,201
5.20%, 1/15/33	26,930,000	27,411,927
Ultrapar Participacoes SA (Brazil)
5.25%, 10/6/26(b)	151,090,000	150,702,061
5.25%, 6/6/29(b)	50,542,000	50,276,717
Union Pacific Corp.
5.082%, 1/2/29	248,473	251,120
6.176%, 1/2/31	5,381,858	5,648,489
Verizon Communications, Inc.
1.75%, 1/20/31	89,086,000	78,103,188
2.55%, 3/21/31	142,615,000	129,475,585
4.75%, 1/15/33	50,980,000	50,349,787
VMware, Inc.
1.40%, 8/15/26	87,063,000	86,147,175
See accompanying Notes to Portfolio of InvestmentsDodge & Cox Income Fund / 11

Portfolio of Investments (unaudited)
                March 31, 2026
Debt Securities (continued)
	Par Value	Value
Vodafone Group PLC (United Kingdom)
7.00%, 4/4/79(d)(e)	$241,770,000	$248,674,115
		16,220,057,717
Utilities: 2.0%
Dominion Energy, Inc.
1.45%, 4/15/26	30,340,000	30,302,949
4.60%, 5/15/28	27,930,000	28,017,852
3.375%, 4/1/30	107,797,000	102,923,450
5.00%, 6/15/30	130,735,000	132,489,737
2.30%, 11/15/31	48,390,000	42,793,596
Enel SPA (Italy)
5.00%, 6/15/32(b)	7,150,000	7,139,607
7.50%, 10/14/32(b)	17,497,000	19,701,234
6.80%, 9/15/37(b)	77,697,000	85,166,334
6.00%, 10/7/39(b)	119,647,000	121,357,283
NextEra Energy, Inc.
4.625%, 7/15/27	136,625,000	137,113,484
4.685%, 9/1/27	179,081,000	179,944,958
4.85%, 2/4/28	156,848,000	158,298,301
4.90%, 3/15/29	195,260,000	198,097,991
5.05%, 3/15/30	205,606,000	209,415,028
4.40%, 3/1/31	135,460,000	134,245,756
The Southern Co.
5.113%, 8/1/27	208,330,000	210,135,140
1.75%, 3/15/28	19,320,000	18,381,522
4.85%, 6/15/28	94,205,000	95,103,265
5.50%, 3/15/29	46,162,000	47,563,040
3.75%, 9/15/51(d)(e)	143,981,000	142,548,231
		2,100,738,758
		31,718,358,196
Total Debt Securities (Cost $107,616,796,658)		$105,717,196,985
Short-Term Investments: 0.4%
	Par Value/ Shares	Value
Repurchase Agreements: 0.1%
Fixed Income Clearing Corp.(f) 1.35%, dated 3/31/26, due 4/1/26, maturity value $106,779,550	$106,775,546	106,775,546
Money Market Fund: 0.3%
State Street Institutional U.S. Government Money Market Fund - Premier Class	326,247,987	326,247,987
Total Short-Term Investments (Cost $433,023,533)		$433,023,533
Total Investments In Securities (Cost $108,049,820,191)	99.2%	$106,150,220,518
Other Assets Less Liabilities	0.8%	881,896,865
Net Assets	100.0%	$107,032,117,383
(a)	Inflation-linked
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)
Variable rate security: interest rate is determined by the interest rates of underlying pool of assets that collateralize the security. The interest rate of the security may change due to a change in the interest rates or the composition of underlying pool of assets. The interest rate shown is the rate as of period end.

(d)
Variable rate security: fixed-to-float security pays an initial fixed interest rate and will pay a floating interest rate established at a predetermined time in the future. The interest rate shown is the rate as of period end.

(e)	Hybrid security: characteristics of both a debt and equity security.
(f)	Repurchase agreement is collateralized by U.S. Treasury Notes 3.75%, 6/30/27. Total collateral value is $108,911,133.

Debt securities are generally grouped by parent company. Actual securities may be issued by the listed parent company or one of its subsidiaries.
The Fund usually classifies a company or issuer based on its country of risk, but may designate a different country in certain circumstances.

Debt securities with floating interest rates are linked to the referenced benchmark; the interest rate shown is the rate as of period end.

ARM: Adjustable Rate Mortgage
CMBS: Commercial Mortgage-Backed Security
CMO: Collateralized Mortgage Obligation
GO: General Obligation
RB: Revenue Bond
REMIC: Real Estate Mortgage Investment Conduit
SOFR: Secured Overnight Financing Rate
USD United States Dollar
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note	49,713	6/18/26	$5,520,473,297	$(91,753,693)
Ultra Long-Term U.S. Treasury Bond	24,760	6/18/26	2,886,087,500	(81,305,066)
				$(173,058,759)
12 / Dodge & Cox Income FundSee accompanying Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)
Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.
Debt securities are valued using prices received from independent pricing services which utilize dealer quotes, recent transaction data, pricing models, and other inputs to arrive at market-based valuations. Pricing models may consider quoted prices for similar securities, interest rates, cash flows (including prepayment speeds), and credit risk. Exchange-traded derivatives are valued at the settlement price determined by the relevant exchange. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value a Fund receives upon sale of the securities. All securities held by the Fund are denominated in U.S. dollars.
If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by Dodge & Cox. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, as its "valuation designee", as permitted by Rule 2a-5 under the Investment Company Act of 1940, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, Risk, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.
Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
■ Level 1: Unadjusted quoted prices in active markets for identical securities
■ Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
■ Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s holdings at March 31, 2026:
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Securities
Debt Securities
U.S. Treasury	$—	$16,377,937,449
Government-Related	—	5,084,261,845
Securitized	—	52,536,639,495
Corporate	—	31,718,358,196
Short-Term Investments
Repurchase Agreements	—	106,775,546
Money Market Fund	326,247,987	—
Total Securities	$326,247,987	$105,823,972,531
Other Investments
Futures Contracts
Depreciation	$(173,058,759)	$—
Security transactions. Security transactions are recorded on the trade date.
Dodge & Cox Income Fund / 13

DODGE & COX GLOBAL BOND FUND
Consolidated Portfolio of Investments (unaudited)
                March 31, 2026
Debt Securities: 97.4%
		Par Value	Value
Government: 32.9%
Australia Government Bond (Australia)
2.00%, 8/21/35(a)(b)	AUD	20,500,000	$18,919,693
1.00%, 2/21/50(a)(b)	AUD	45,000,000	25,810,622
Brazil Government (Brazil)
10.00%, 1/1/33	BRL	1,161,737,000	188,175,799
Chile Government (Chile)
5.00%, 10/1/28(b)(c)	CLP	23,780,000,000	25,532,933
6.00%, 4/1/33(b)(c)	CLP	12,280,000,000	13,632,365
5.80%, 10/1/34(b)(c)	CLP	29,700,000,000	32,649,963
Colombia Government (Colombia)
7.25%, 10/18/34	COP	583,500,000,000	111,803,152
Hungary Government (Hungary)
9.50%, 10/21/26	HUF	5,530,000,000	16,832,286
6.75%, 10/22/28	HUF	7,690,000,000	22,921,259
Japan Government (Japan)
0.20%, 12/20/27	JPY	30,226,950,000	186,893,861
Malaysia Government (Malaysia)
2.632%, 4/15/31	MYR	190,575,000	45,293,251
Mexico Government (Mexico)
7.75%, 11/23/34	MXN	522,473,300	26,656,254
8.00%, 11/7/47	MXN	3,022,880,200	140,958,676
New Zealand Government (New Zealand)
2.75%, 4/15/37(b)	NZD	203,200,000	96,065,740
Norway Government (Norway)
3.00%, 8/15/33(b)(c)	NOK	1,057,750,000	100,316,392
3.75%, 6/12/35(b)(c)	NOK	552,095,000	54,576,541
4.125%, 6/3/36(b)(c)	NOK	1,143,000,000	115,881,692
Peru Government (Peru)
7.60%, 8/12/39(b)(c)	PEN	298,741,000	88,675,291
South Africa Government (South Africa)
8.25%, 3/31/32	ZAR	665,673,000	38,390,957
South Korea Government (South Korea)
3.375%, 6/10/32	KRW	68,716,850,000	43,760,488
3.25%, 12/10/35	KRW	183,300,000,000	113,826,300
U.S. Treasury Inflation Indexed (United States)
2.375%, 2/15/55(a)	USD	15,457,389	14,363,744
U.S. Treasury Note/Bond (United States)
4.00%, 11/15/35	USD	8,799,000	8,583,150
4.125%, 2/15/36	USD	40,000,000	39,375,000
4.625%, 5/15/54	USD	16,100,000	15,350,973
4.50%, 11/15/54	USD	37,000,000	34,566,094
4.625%, 11/15/55	USD	14,286,000	13,649,827
United Kingdom Government (United Kingdom)
4.375%, 7/31/54(b)	GBP	23,300,000	25,666,721
			1,659,129,024
Government-Related: 6.2%
Chicago Transit Authority RB (United States)
6.899%, 12/1/40	USD	11,588,085	12,940,117
6.899%, 12/1/40	USD	4,943,719	5,520,524
Colombia Government International (Colombia)
6.125%, 1/21/31	USD	5,000,000	4,912,500
3.125%, 4/15/31	USD	38,825,000	33,081,229
Kommuninvest Cooperative Society (Sweden)
3.25%, 11/12/29(b)	SEK	251,900,000	26,789,815
Petroleos Mexicanos (Mexico)
6.70%, 2/16/32	USD	50,825,000	49,741,425
6.75%, 9/21/47	USD	2,311,000	1,843,982

		Par Value	Value
7.69%, 1/23/50	USD	55,025,000	$47,650,973
Romanian Government International (Romania)
5.375%, 3/22/31(c)	EUR	20,325,000	23,709,552
State of Illinois GO (United States)
5.10%, 6/1/33	USD	36,529,265	37,209,009
State of New South Wales Australia (Australia)
1.75%, 3/20/34(b)	AUD	117,450,000	61,904,800
State of Queensland Australia (Australia)
4.50%, 8/22/35(b)(c)	AUD	12,050,000	7,677,720
			312,981,646
Securitized: 28.2%
Asset-Backed: 7.9%
Auto Loan: 4.1%
Ford Credit Auto Owner Trust (United States)
Series 2025-B B, 4.24%, 7/15/31	USD	6,450,038	6,401,440
Series 2025-C B, 4.22%, 1/15/32	USD	6,000,000	5,941,889
Series 2026-A B, 4.34%, 4/15/32	USD	13,000,000	12,943,179
GM Financial Consumer Automobile Receivables Trust (United States)
Series 2024-4 A4, 4.44%, 4/16/30	USD	16,000,000	16,059,595
Series 2025-2 B, 4.62%, 5/16/31	USD	3,000,000	3,017,263
Series 2025-3 B, 4.53%, 9/16/31	USD	1,500,000	1,501,250
Series 2025-4 B, 4.16%, 4/16/32	USD	14,810,000	14,685,901
Series 2025-2 C, 4.91%, 10/18/32	USD	2,750,000	2,769,860
Series 2025-3 C, 4.73%, 1/18/33	USD	2,500,000	2,504,955
Series 2025-4 C, 4.36%, 5/16/33	USD	13,890,000	13,805,210
Hyundai Auto Receivables Trust (United States)
Series 2025-B B, 4.72%, 7/15/30	USD	3,000,000	3,023,768
Series 2024-C A4, 4.44%, 1/15/31	USD	15,000,000	15,064,972
Series 2024-C B, 4.67%, 1/15/31	USD	4,000,000	4,033,387
Series 2025-A B, 4.61%, 4/15/31	USD	23,500,000	23,653,864
Series 2024-C C, 4.86%, 2/17/32	USD	8,250,000	8,335,675
Series 2025-D B, 4.36%, 3/15/32	USD	15,000,000	14,972,440
Series 2025-A C, 4.76%, 6/15/32	USD	17,000,000	17,150,054
Series 2025-B C, 4.92%, 7/15/32	USD	4,500,000	4,534,580
Series 2025-C C, 4.37%, 1/18/33	USD	6,492,000	6,460,678
Series 2025-D C, 4.56%, 3/15/33	USD	16,364,000	16,421,366
Series 2026-A C, 4.31%, 6/15/33	USD	12,000,000	11,807,894
			205,089,220
1 / Dodge & Cox Global Bond FundSee accompanying Notes to Consolidated Portfolio of Investments

Consolidated Portfolio of Investments (unaudited)
                March 31, 2026
Debt Securities (continued)
		Par Value	Value
Other: 0.1%
Rio Oil Finance Trust (Brazil)
9.75%, 1/6/27(c)	USD	1,236,098	$1,261,105
8.20%, 4/6/28(c)	USD	3,442,978	3,542,050
			4,803,155
Student Loan: 3.7%
ECMC Group Student Loan Trust (United States)
United States 30 Day Average SOFR
+1.05% Series 2025-2A A, 4.712%, 11/25/74(c)	USD	15,441,635	15,472,546
+0.95% Series 2026-1A A, 4.60%, 3/25/76(c)	USD	11,912,000	11,910,995
Navient Student Loan Trust (United States)
United States 30 Day Average SOFR
+1.364% Series 2016-5A A, 5.026%, 6/25/65(c)	USD	735,909	743,535
+1.464% Series 2016-3A A3, 5.126%, 6/25/65(c)	USD	9,167,445	9,298,073
+1.114% Series 2017-4A A3, 4.776%, 9/27/66(c)	USD	2,474,176	2,476,605
+0.664% Series 2021-2A A1B, 4.326%, 2/25/70(c)	USD	3,729,826	3,693,368
Navient Student Loan Trust (Private Loans) (United States)
Series 2020-A B, 3.16%, 11/15/68(c)	USD	2,000,000	1,818,774
SLM Student Loan Trust (United States)
United States 30 Day Average SOFR
+1.064% Series 2012-1 A3, 4.726%, 9/25/28	USD	756,364	748,284
United States 90 Day Average SOFR
+0.371% Series 2003-1 A5A, 4.063%, 12/15/32(c)	USD	1,112,623	1,058,858
+0.711% Series 2003-1 A5B, 4.403%, 12/15/32(c)	USD	399,266	384,979
+0.751% Series 2007-6 A5, 4.639%, 4/27/43	USD	4,671,668	4,549,893
SMB Private Education Loan Trust (Private Loans) (United States)
Series 2017-B A2A, 2.82%, 10/15/35(c)	USD	8,411	8,405
Series 2018-C B, 4.00%, 11/17/42(c)	USD	1,000,000	980,786
Series 2023-C B, 6.36%, 11/15/52(c)	USD	9,000,000	9,367,554
Series 2021-A APT2, 1.07%, 1/15/53(c)	USD	2,212,594	2,025,384
Series 2023-A B, 5.88%, 1/15/53(c)	USD	7,000,000	7,083,998
Series 2025-B A1A, 5.02%, 3/17/53(c)	USD	5,071,391	5,070,640
Series 2026-A A1A, 4.68%, 12/15/53(c)	USD	23,614,000	23,349,159
Series 2026-A B, 5.48%, 12/15/53(c)	USD	32,000,000	30,704,872
Series 2024-F B, 5.73%, 3/16/54(c)	USD	5,500,000	5,440,922
Series 2025-A B, 5.86%, 4/15/54(c)	USD	8,000,000	7,950,668
Series 2024-A B, 5.88%, 3/15/56(c)	USD	5,000,000	5,076,160

		Par Value	Value
Series 2023-B B, 5.77%, 10/16/56(c)	USD	13,226,101	$13,393,511
Series 2024-E A1A, 5.09%, 10/16/56(c)	USD	15,484,014	15,594,892
Series 2024-E B, 5.71%, 10/16/56(c)	USD	7,500,000	7,412,428
			185,615,289
			395,507,664
CMBS: 0.0%
Agency CMBS: 0.0%
Freddie Mac Military Housing Trust Multifamily (United States)
4.095%, 11/25/52(c)(d)	USD	875,886	795,443
3.384%, 11/25/55(c)(d)	USD	1,469,028	1,288,783
			2,084,226
Mortgage-Related: 20.3%
CMO & REMIC: 0.6%
Fannie Mae (United States)
Trust 2004-W9 1A3, 6.05%, 2/25/44	USD	134,331	138,609
Freddie Mac (United States)
Series 4183 Z, 3.00%, 3/15/43	USD	15,537,765	14,236,338
Series 4283 EW, 4.50%, 12/15/43(d)	USD	27,462	27,219
Series 4319 MA, 4.50%, 3/15/44(d)	USD	100,774	99,874
Ginnie Mae (United States)
Series 2010-169 JZ, 4.00%, 12/20/40	USD	93,993	89,149
Series 2014-184 GZ, 3.50%, 12/20/44	USD	9,049,366	8,470,582
United States 30 Day Average SOFR
+0.85% Series 2023-H04 FC, 4.523%, 1/20/73	USD	7,341,570	7,381,180
			30,442,951
Federal Agency Mortgage Pass-Through: 19.7%
Fannie Mae, 30 Year (United States)
4.50% 4/1/39 - 10/1/55	USD	35,559,629	34,538,374
2.50% 6/1/50 - 4/1/52	USD	69,861,382	59,814,776
2.00% 9/1/50 - 1/1/51	USD	8,922,550	7,334,104
3.50% 4/1/52 - 5/1/53	USD	111,401,200	102,688,869
3.50%, 5/1/52	USD	47,624,123	43,712,217
3.50%, 6/1/52	USD	76,807,320	70,502,235
4.00% 6/1/52 - 7/1/53	USD	15,370,674	14,548,579
4.00%, 8/1/52	USD	57,443,366	54,234,575
4.00%, 10/1/52	USD	55,605,377	52,681,391
4.50%, 12/1/54	USD	39,998,869	38,620,573
4.50%, 2/1/55	USD	31,090,355	30,019,030
Fannie Mae, 40 Year (United States)
3.00%, 6/1/62	USD	20,382,207	17,560,933
Fannie Mae, Hybrid ARM (United States)
6.298%, 8/1/44(d)	USD	19,500	20,237
6.33%, 9/1/44(d)	USD	11,293	11,672
Freddie Mac, Hybrid ARM (United States)
6.357%, 10/1/44(d)	USD	34,058	35,269
6.059%, 11/1/44(d)	USD	113,316	117,300
5.944%, 1/1/45(d)	USD	40,616	42,110
Freddie Mac Gold, 30 Year (United States)
6.00%, 2/1/35	USD	16,408	17,067
4.50% 8/1/44 - 7/1/47	USD	318,413	313,903
Freddie Mac Pool, 30 Year (United States)
See accompanying Notes to Consolidated Portfolio of InvestmentsDodge & Cox Global Bond Fund / 2

Consolidated Portfolio of Investments (unaudited)
                March 31, 2026
Debt Securities (continued)
		Par Value	Value
2.50% 6/1/50 - 11/1/51	USD	32,750,648	$28,097,378
3.50% 5/1/52 - 10/1/52	USD	75,466,839	69,267,401
4.00%, 8/1/52	USD	46,832,631	44,284,030
3.50%, 9/1/52	USD	59,872,256	54,954,082
4.00%, 9/1/52	USD	128,465,588	121,756,679
4.00%, 10/1/52	USD	7,808,241	7,379,078
3.50%, 8/1/53	USD	50,567,934	46,416,811
4.50%, 1/1/54	USD	28,888,691	27,947,071
4.50% 1/1/54 - 1/1/55	USD	37,100,151	35,831,318
4.50%, 4/1/55	USD	29,500,609	28,484,050
			991,231,112
			1,021,674,063
			1,419,265,953
Corporate: 30.1%
Financials: 9.0%
Bank of America Corp. (United States)
4.183%, 11/25/27	USD	9,050,000	9,019,090
3.419%, 12/20/28(e)	USD	4,300,000	4,224,197
4.456%, 2/6/32(e)	USD	4,350,000	4,295,558
2.572%, 10/20/32(e)	USD	2,975,000	2,646,914
3.846%, 3/8/37(e)	USD	28,850,000	26,723,623
Barclays PLC (United Kingdom)
4.836%, 5/9/28	USD	5,925,000	5,925,564
3.564%, 9/23/35(e)	USD	8,550,000	7,963,242
BNP Paribas SA (France)
4.375%, 5/12/26(c)	USD	5,675,000	5,673,052
4.625%, 3/13/27(c)	USD	3,100,000	3,099,601
2.591%, 1/20/28(c)(e)	USD	8,800,000	8,665,357
5.497%, 5/20/30(c)(e)	USD	5,800,000	5,939,298
5.085%, 5/9/31(c)(e)	USD	3,400,000	3,429,349
2.588%, 8/12/35(c)(e)	USD	18,396,000	16,450,329
5.906%, 11/19/35(c)(e)	USD	5,625,000	5,702,842
Boston Properties, Inc. (United States)
6.75%, 12/1/27	USD	3,550,000	3,669,212
4.50%, 12/1/28	USD	7,885,000	7,832,880
3.25%, 1/30/31	USD	11,675,000	10,768,591
Capital One Financial Corp. (United States)
6.312%, 6/8/29(e)	USD	3,975,000	4,110,206
7.624%, 10/30/31(e)	USD	6,950,000	7,676,252
4.722%, 1/30/32(e)	USD	13,800,000	13,590,707
Citigroup, Inc. (United States)
6.174%, 5/25/34(e)	USD	4,093,000	4,236,740
United States 90 Day Average SOFR
+6.63%,10.298%, 10/30/40(f)	USD	4,162,250	4,883,152
HSBC Holdings PLC (United Kingdom)
4.675%, 3/10/32(e)	USD	9,475,000	9,349,437
8.113%, 11/3/33(e)	USD	8,775,000	10,046,277
6.547%, 6/20/34(e)	USD	13,650,000	14,352,515
7.399%, 11/13/34(e)	USD	8,325,000	9,197,703
6.50%, 5/2/36	USD	4,500,000	4,846,917
6.50%, 9/15/37	USD	1,100,000	1,174,451
JPMorgan Chase & Co. (United States)
5.04%, 1/23/28(e)	USD	2,625,000	2,638,314
4.493%, 3/24/31(e)	USD	2,125,000	2,113,525
2.522%, 4/22/31(e)	USD	2,000,000	1,848,214
2.956%, 5/13/31(e)	USD	8,550,000	7,966,665
5.717%, 9/14/33(e)	USD	6,400,000	6,626,363
Lloyds Banking Group PLC (United Kingdom)
5.721%, 6/5/30(e)	USD	3,000,000	3,097,969
4.425%, 11/4/31(e)	USD	4,300,000	4,239,543
London Stock Exchange Group PLC (United Kingdom)

		Par Value	Value
4.25%, 3/23/29(c)	USD	42,500,000	$42,190,245
NatWest Group PLC (United Kingdom)
1.642%, 6/14/27(e)	USD	7,135,000	7,091,640
5.808%, 9/13/29(e)	USD	4,469,000	4,598,170
6.475%, 6/1/34(e)	USD	7,700,000	7,991,274
3.032%, 11/28/35(e)	USD	19,325,000	17,594,256
The Charles Schwab Corp. (United States)
5.643%, 5/19/29(e)	USD	1,900,000	1,952,156
6.196%, 11/17/29(e)	USD	5,200,000	5,434,746
5.853%, 5/19/34(e)	USD	3,450,000	3,623,418
6.136%, 8/24/34(e)	USD	1,625,000	1,729,629
The Goldman Sachs Group, Inc. (United States)
3.615%, 3/15/28(e)	USD	11,800,000	11,705,952
4.937%, 4/23/28(e)	USD	5,225,000	5,250,528
5.727%, 4/25/30(e)	USD	3,000,000	3,095,072
5.218%, 4/23/31(e)	USD	4,325,000	4,397,942
UBS Group AG (Switzerland)
4.588%, 8/10/32(c)(e)	USD	12,000,000	11,794,543
2.746%, 2/11/33(c)(e)	USD	4,100,000	3,625,922
5.959%, 1/12/34(c)(e)	USD	7,800,000	8,137,877
UniCredit SPA (Italy)
5.459%, 6/30/35(c)(e)	USD	32,200,000	32,141,984
Wells Fargo & Co. (United States)
4.90%, 1/24/28(e)	USD	2,575,000	2,584,339
2.572%, 2/11/31(e)	USD	16,750,000	15,493,391
3.35%, 3/2/33(e)	USD	9,375,000	8,607,991
4.897%, 7/25/33(e)	USD	2,800,000	2,785,681
5.389%, 4/24/34(e)	USD	7,800,000	7,916,814
			453,767,219
Industrials: 19.3%
AT&T, Inc. (United States)
4.40%, 4/30/31	USD	23,200,000	22,966,117
Bayer AG (Germany)
3.125%, 11/12/79(b)(e)(f)	EUR	33,400,000	37,783,747
5.375%, 3/25/82(b)(e)(f)	EUR	21,700,000	24,959,434
7.00%, 9/25/83(b)(e)(f)	EUR	7,900,000	9,674,140
British American Tobacco PLC (United Kingdom)
3.75%, (b)(e)(f)(g)	EUR	63,750,000	71,950,883
Cemex SAB de CV (Mexico)
5.125%, (c)(e)(f)(g)	USD	38,725,000	38,563,931
Charter Communications, Inc. (United States)
4.50%, 5/1/32	USD	51,975,000	46,427,732
4.50%, 6/1/33(c)	USD	46,015,000	40,061,740
4.25%, 1/15/34(c)	USD	11,000,000	9,410,430
CVS Health Corp. (United States)
7.00%, 3/10/55(e)(f)	USD	21,050,000	21,693,877
Elanco Animal Health, Inc. (United States)
6.40%, 8/28/28	USD	29,932,000	30,597,812
Fibercop SpA (Italy)
7.20%, 7/18/36(c)	USD	3,940,000	3,911,514
7.721%, 6/4/38(c)	USD	2,764,000	2,770,678
Fidelity National Information Services, Inc. (United States)
4.45%, 3/10/28	USD	3,075,000	3,066,391
4.55%, 3/10/29	USD	8,450,000	8,410,157
4.80%, 3/10/31	USD	3,550,000	3,522,137
Ford Motor Credit Co. LLC (United States)
3 / Dodge & Cox Global Bond FundSee accompanying Notes to Consolidated Portfolio of Investments

Consolidated Portfolio of Investments (unaudited)
                March 31, 2026
Debt Securities (continued)
		Par Value	Value
4.95%, 5/28/27	USD	3,700,000	$3,698,886
2.90%, 2/16/28	USD	4,500,000	4,314,730
5.918%, 3/20/28	USD	9,350,000	9,468,505
6.80%, 5/12/28	USD	7,587,000	7,815,373
6.798%, 11/7/28	USD	8,000,000	8,281,515
5.113%, 5/3/29	USD	7,000,000	6,933,492
6.532%, 3/19/32	USD	8,350,000	8,568,590
HCA Healthcare, Inc. (United States)
5.00%, 3/1/28	USD	1,625,000	1,640,936
4.125%, 6/15/29	USD	7,200,000	7,100,463
5.25%, 3/1/30	USD	6,475,000	6,607,574
5.50%, 3/1/32	USD	8,800,000	9,021,365
Imperial Brands PLC (United Kingdom)
4.50%, 6/30/28(c)	USD	1,598,000	1,599,178
5.50%, 2/1/30(c)	USD	6,571,000	6,739,506
4.875%, 6/7/32(b)	GBP	38,797,000	48,979,517
Japan Tobacco, Inc. (Japan)
4.85%, 5/15/28(c)	USD	1,825,000	1,842,300
5.25%, 6/15/30(c)	USD	2,575,000	2,639,224
5.85%, 6/15/35(c)	USD	1,725,000	1,810,199
Mars, Inc. (United States)
4.45%, 3/1/27(c)	USD	1,450,000	1,454,430
4.60%, 3/1/28(c)	USD	2,225,000	2,238,408
4.80%, 3/1/30(c)	USD	7,925,000	8,008,403
Meta Platforms, Inc. (United States)
5.625%, 11/15/55	USD	8,575,000	8,038,122
5.75%, 11/15/65	USD	5,000,000	4,644,019
Millicom International Cellular SA (Guatemala)
5.125%, 1/15/28(c)	USD	48,006,000	47,537,495
Molex Electronic Technologies LLC (United States)
4.75%, 4/30/28(c)	USD	11,950,000	12,000,983
5.25%, 4/30/32(c)	USD	6,150,000	6,230,935
News Corp. (United States)
3.875%, 5/15/29(c)	USD	10,497,000	10,130,386
Oracle Corp. (United States)
4.95%, 2/4/31	USD	7,650,000	7,485,065
5.35%, 5/4/33	USD	14,425,000	14,042,433
5.70%, 2/4/36	USD	3,350,000	3,220,986
Prosus NV (China)
3.257%, 1/19/27(c)	USD	7,450,000	7,354,167
3.68%, 1/21/30(c)	USD	8,000,000	7,576,489
4.193%, 1/19/32(c)	USD	2,000,000	1,881,524
2.031%, 8/3/32(c)	EUR	32,475,000	33,149,846
Salesforce, Inc. (United States)
4.90%, 9/15/31	USD	2,750,000	2,746,105
5.20%, 3/15/33	USD	5,675,000	5,665,309
5.55%, 3/15/36	USD	5,525,000	5,507,814
6.40%, 3/15/46	USD	8,850,000	8,911,267
6.55%, 3/15/56	USD	9,000,000	9,031,222
6.70%, 3/15/66	USD	6,025,000	6,123,886
Synopsys, Inc. (United States)
4.65%, 4/1/28	USD	1,025,000	1,028,759
4.85%, 4/1/30	USD	8,975,000	9,041,010
5.00%, 4/1/32	USD	2,350,000	2,370,391
TC Energy Corp. (Canada)
5.875%, 8/15/76(e)(f)	USD	35,691,000	35,728,761
5.30%, 3/15/77(e)(f)	USD	30,142,000	29,877,878
5.50%, 9/15/79(e)(f)	USD	28,105,000	27,861,116
T-Mobile U.S., Inc. (United States)
3.50%, 4/15/31	USD	17,225,000	16,291,037
8.75%, 3/15/32	USD	39,050,000	46,433,187
Ultrapar Participacoes SA (Brazil)

		Par Value	Value
5.25%, 10/6/26(c)	USD	7,180,000	$7,161,565
5.25%, 6/6/29(c)	USD	1,449,000	1,441,395
Verizon Communications, Inc. (United States)
5.742%, 6/15/56(e)(f)	GBP	12,800,000	16,363,708
3.996%, 6/15/56(e)(f)	EUR	19,200,000	21,450,923
VMware, Inc. (United States)
1.40%, 8/15/26	USD	7,350,000	7,272,684
Vodafone Group PLC (United Kingdom)
7.00%, 4/4/79(e)(f)	USD	21,050,000	21,651,115
			969,784,896
Utilities: 1.8%
American Electric Power Co., Inc. (United States)
5.20%, 1/15/29	USD	12,850,000	13,113,789
Dominion Energy, Inc. (United States)
4.60%, 5/15/28	USD	3,375,000	3,385,616
3.375%, 4/1/30	USD	5,000,000	4,773,948
5.00%, 6/15/30	USD	14,575,000	14,770,627
NextEra Energy, Inc. (United States)
4.685%, 9/1/27	USD	15,300,000	15,373,813
4.85%, 2/4/28	USD	1,600,000	1,614,794
5.05%, 3/15/30	USD	7,070,000	7,200,978
4.40%, 3/1/31	USD	5,725,000	5,673,682
5.00%, 7/15/32	USD	4,500,000	4,531,351
5.65%, 5/1/79(e)(f)	USD	3,000,000	2,995,273
The Southern Co. (United States)
5.113%, 8/1/27	USD	4,425,000	4,463,342
3.75%, 9/15/51(e)(f)	USD	14,226,000	14,084,436
			91,981,649
			1,515,533,764
Total Debt Securities (Cost $4,885,738,092)			$4,906,910,387
Short-Term Investments: 1.2%
		Par Value/ Shares	Value
Repurchase Agreements: 0.1%
Fixed Income Clearing Corp.(h) 1.35%, dated 3/31/26, due 4/1/26, maturity value $5,014,980	USD	5,014,792	$5,014,792
Fixed Income Clearing Corp.(h) 3.63%, dated 3/31/26, due 4/1/26, maturity value $3,000,303	USD	3,000,000	3,000,000
			8,014,792
Money Market Fund: 1.1%
State Street Institutional U.S. Government Money Market Fund - Premier Class	USD	55,906,025	55,906,025
Total Short-Term Investments (Cost $63,920,817)			$63,920,817
Total Investments in Securities (Cost $4,949,658,909)		98.6%	$4,970,831,204
Other Assets Less Liabilities		1.4%	68,555,829
Net Assets		100.0%	$5,039,387,033
See accompanying Notes to Consolidated Portfolio of InvestmentsDodge & Cox Global Bond Fund / 4

Consolidated Portfolio of Investments (unaudited)
                March 31, 2026
(a)	Inflation-linked
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S securities are subject to restrictions on resale in the United States.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)
Variable rate security: interest rate is determined by the interest rates of underlying pool of assets that collateralize the security. The interest rate of the security may change due to a change in the interest rates or the composition of underlying pool of assets. The interest rate shown is the rate as of period end.

(e)
Variable rate security: fixed-to-float security pays an initial fixed interest rate and will pay a floating interest rate established at a predetermined time in the future. The interest rate shown is the rate as of period end.

(f)	Hybrid security: characteristics of both a debt and equity security.
(g)	Perpetual security: no stated maturity date.
(h)	Repurchase agreement is collateralized by U.S. Treasury Notes 3.75%- 4.625%, 6/30/27-11/15/55. Total collateral value is $8,175,165.

Debt securities are generally grouped by parent company. Actual securities may be issued by the listed parent company or one of its subsidiaries.
The Fund usually classifies a company or issuer based on its country of risk, but may designate a different country in certain circumstances.

Debt securities with floating interest rates are linked to the referenced benchmark; the interest rate shown is the rate as of period end.

ARM: Adjustable Rate Mortgage
CMBS: Commercial Mortgage-Backed Security
CMO: Collateralized Mortgage Obligation
GO: General Obligation
RB: Revenue Bond
REMIC: Real Estate Mortgage Investment Conduit
SOFR: Secured Overnight Financing Rate
AUD: Australian Dollar
BRL: Brazilian Real
CLP: Chilean Peso
COP: Colombian Peso
EUR: Euro
GBP: British Pound
HUF: Hungarian Forint
JPY: Japanese Yen
KRW: South Korean Won
MXN: Mexican Peso
MYR: Malaysian Ringgit
NOK: Norwegian Krone
NZD: New Zealand Dollar
PEN: Peruvian Nuevo Sol
SEK: Swedish Krona
USD: United States Dollar
ZAR: South African Rand
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation/ (Depreciation)
10 Year Australian Bond	708	6/15/26	$52,636,076	$(364,114)
10 Year U.S. Treasury Note	3,618	6/18/26	401,767,594	(6,677,627)
UK-Gilt Future	728	6/26/26	84,592,788	(4,823,445)
Ultra 10 Year U.S. Treasury Note	1,856	6/18/26	210,685,000	(2,391,470)
				$(14,256,656)
Currency Forward Contracts
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
CHF: Swiss Franc
Morgan Stanley	5/8/26	USD	17,251,973	CHF	13,927,000	$(234,730)
HSBC	6/12/26	USD	1,929,550	CHF	1,504,000	33,955
Morgan Stanley	6/12/26	USD	9,120,517	CHF	7,085,000	190,801
Morgan Stanley	6/12/26	USD	4,377,132	CHF	3,455,000	22,556
Morgan Stanley	6/12/26	USD	4,056,106	CHF	3,084,000	169,128
COP: Colombian Peso
Morgan Stanley	4/17/26	USD	13,806,952	COP	52,003,884,750	(306,413)
UBS	4/17/26	USD	4,187,592	COP	15,824,910,000	(107,140)
Wells Fargo	4/17/26	USD	13,783,531	COP	52,003,884,750	(329,834)
Morgan Stanley	5/15/26	USD	12,757,684	COP	47,964,428,100	(165,289)
State Street	5/15/26	USD	8,076,711	COP	30,449,200,000	(127,165)
State Street	5/15/26	USD	3,913,079	COP	15,103,704,000	(156,285)
Morgan Stanley	6/5/26	USD	14,516,896	COP	56,793,728,100	(729,224)
State Street	6/5/26	USD	7,226,147	COP	28,049,736,000	(303,728)
State Street	6/5/26	USD	3,123,782	COP	11,941,594,500	(81,906)
State Street	6/5/26	USD	3,962,089	COP	14,918,849,600	(42,835)
EUR: Euro
HSBC	10/9/26	USD	6,144,678	EUR	5,211,062	75,038
HSBC	10/9/26	EUR	5,531,000	USD	6,599,987	(157,695)
5 / Dodge & Cox Global Bond FundSee accompanying Notes to Consolidated Portfolio of Investments

Consolidated Portfolio of Investments (unaudited)
                March 31, 2026
Currency Forward Contracts  (continued)
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Morgan Stanley	10/9/26	USD	4,406,938	EUR	3,743,377	$46,799
Standard Chartered	10/9/26	USD	17,240,215	EUR	14,775,000	30,874
Standard Chartered	10/9/26	USD	24,065,300	EUR	20,364,618	345,392
Standard Chartered	10/9/26	USD	23,951,860	EUR	20,235,901	381,876
Wells Fargo	10/9/26	EUR	9,550,000	USD	11,150,833	(27,367)
Citibank	1/8/27	USD	28,225,242	EUR	23,793,771	428,874
HSBC	1/8/27	USD	28,362,743	EUR	23,905,259	436,133
HSBC	1/8/27	USD	2,313,420	EUR	1,988,014	(9,019)
HSBC	1/8/27	USD	6,737,101	EUR	5,733,524	39,082
Wells Fargo	1/8/27	USD	5,052,519	EUR	4,367,000	(49,099)
GBP: British Pound
Bank of America	7/17/26	USD	22,264,268	GBP	16,547,860	372,202
Morgan Stanley	7/17/26	USD	22,839,293	GBP	16,983,079	371,451
Morgan Stanley	7/17/26	USD	5,547,023	GBP	4,121,798	94,071
Morgan Stanley	7/17/26	USD	3,555,007	GBP	2,641,000	61,084
Standard Chartered	10/23/26	USD	25,297,618	GBP	18,988,706	207,249
Standard Chartered	10/23/26	USD	16,686,025	GBP	12,800,000	(227,014)
KRW: South Korean Won
State Street	5/15/26	USD	16,520,143	KRW	24,128,000,000	462,588
State Street	5/15/26	USD	16,531,462	KRW	24,128,000,000	473,907
State Street	8/7/26	USD	14,747,500	KRW	21,472,360,000	417,973
State Street	8/7/26	USD	14,743,450	KRW	21,472,360,000	413,923
State Street	8/7/26	USD	5,071,209	KRW	7,431,350,000	111,916
MXN: Mexican Peso
Bank of America	4/24/26	USD	9,899,706	MXN	202,958,820	(1,407,162)
Wells Fargo	4/24/26	USD	34,537,368	MXN	609,550,000	579,241
Bank of America	6/26/26	USD	6,442,741	MXN	127,476,075	(620,435)
Bank of America	6/26/26	USD	3,097,435	MXN	58,786,844	(159,818)
Wells Fargo	6/26/26	USD	34,557,531	MXN	613,410,000	569,798
Citibank	1/22/27	USD	4,664,834	MXN	84,671,409	63,765
Citibank	1/22/27	USD	4,290,638	MXN	77,352,691	87,270
Citibank	1/22/27	USD	12,342,359	MXN	222,226,636	266,498
Morgan Stanley	1/22/27	USD	8,128,779	MXN	147,258,163	126,727
Morgan Stanley	1/22/27	USD	4,173,542	MXN	75,645,754	62,929
UBS	1/22/27	USD	4,005,338	MXN	70,964,583	149,102
Bank of America	3/5/27	USD	5,884,944	MXN	108,403,605	20,819
Morgan Stanley	3/5/27	USD	17,042,738	MXN	315,069,093	(1,016)
NOK: Norwegian Krone
Citibank	4/17/26	USD	10,359,801	NOK	101,054,151	(76,334)
Standard Chartered	4/17/26	USD	13,092,551	NOK	126,615,586	16,618
Standard Chartered	4/17/26	USD	8,497,693	NOK	82,222,586	6,344
Citibank	5/8/26	USD	16,562,416	NOK	160,466,437	(7,497)
Morgan Stanley	5/8/26	USD	8,216,110	NOK	79,599,756	(3,434)
Morgan Stanley	5/8/26	USD	3,000,747	NOK	28,730,000	34,061
HSBC	5/22/26	USD	6,888,833	NOK	66,808,772	(8,950)
Standard Chartered	5/22/26	USD	16,587,202	NOK	160,482,637	17,906
Standard Chartered	5/22/26	USD	8,442,418	NOK	82,236,266	(48,202)
Citibank	6/12/26	USD	8,443,779	NOK	82,236,266	(44,966)
HSBC	6/12/26	USD	16,896,216	NOK	163,438,038	25,511
HSBC	6/12/26	USD	6,897,913	NOK	66,808,772	1,654
Morgan Stanley	7/24/26	USD	11,143,953	NOK	113,771,792	(592,195)
HSBC	9/18/26	USD	11,214,809	NOK	110,237,345	(144,261)
Morgan Stanley	12/11/26	USD	14,124,374	NOK	143,750,812	(657,089)
NZD: New Zealand Dollar
Citibank	8/28/26	USD	8,213,414	NZD	13,732,648	283,527
HSBC	8/28/26	USD	6,082,084	NZD	10,355,684	102,217
Morgan Stanley	8/28/26	USD	26,615,222	NZD	44,945,314	661,649
HSBC	11/6/26	USD	2,404,279	NZD	4,022,362	77,377
Morgan Stanley	11/6/26	USD	4,359,549	NZD	7,628,365	(53,394)
Morgan Stanley	11/6/26	USD	3,432,776	NZD	5,881,808	30,201
Standard Chartered	11/6/26	USD	24,124,278	NZD	41,262,768	254,120
PEN: Peruvian Sol
Bank of America	4/13/26	USD	7,697,801	PEN	26,950,000	(42,893)
Citibank	4/13/26	PEN	26,950,000	USD	7,700,000	40,694
Citibank	5/15/26	USD	13,509,246	PEN	50,200,358	(885,910)
See accompanying Notes to Consolidated Portfolio of InvestmentsDodge & Cox Global Bond Fund / 6

Consolidated Portfolio of Investments (unaudited)
                March 31, 2026
Currency Forward Contracts  (continued)
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Citibank	5/15/26	USD	13,604,477	PEN	50,608,655	$(907,760)
Bank of America	8/21/26	USD	6,861,696	PEN	23,338,000	202,163
Bank of America	8/21/26	USD	5,651,734	PEN	19,000,000	230,056
Citibank	8/21/26	USD	4,995,712	PEN	16,895,000	174,699
HSBC	8/21/26	USD	3,069,007	PEN	10,438,000	90,508
UBS	8/21/26	USD	7,802,253	PEN	26,317,000	292,658
Barclays	11/6/26	USD	18,254,507	PEN	61,870,000	668,619
Goldman Sachs	11/6/26	USD	10,513,056	PEN	35,552,000	407,779
Citibank	3/5/27	USD	7,596,899	PEN	26,950,000	(22,188)
ZAR: South African Rand
Bank of America	4/24/26	USD	2,481,754	ZAR	47,632,312	(328,577)
Goldman Sachs	4/24/26	USD	1,930,201	ZAR	34,853,000	(126,145)
HSBC	4/24/26	USD	3,184,532	ZAR	56,040,680	(121,898)
HSBC	4/24/26	USD	9,854,630	ZAR	171,601,259	(269,935)
Bank of America	7/17/26	USD	16,999,363	ZAR	282,512,419	439,530
HSBC	10/23/26	USD	3,652,717	ZAR	63,350,000	(30,228)
Unrealized gain on currency forward contracts						11,170,912
Unrealized loss on currency forward contracts						(9,615,030)
Net unrealized gain on currency forward contracts						$1,555,882
The listed counterparty may be the parent company or one of its subsidiaries.
7 / Dodge & Cox Global Bond FundSee accompanying Notes to Consolidated Portfolio of Investments

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS (unaudited)
Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.
Debt securities are valued using prices received from independent pricing services which utilize dealer quotes, recent transaction data, pricing models, and other inputs to arrive at market-based valuations. Pricing models may consider quoted prices for similar securities, interest rates, cash flows (including prepayment speeds), and credit risk. Exchange-traded derivatives are valued at the settlement price determined by the relevant exchange. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value a Fund receives upon sale of the securities.
Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates.  Currency forward contracts are valued based on the prevailing forward exchange rates of the underlying currencies. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.
If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by Dodge & Cox. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, as its "valuation designee", as permitted by Rule 2a-5 under the Investment Company Act of 1940, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, Risk, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.
Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
■ Level 1: Unadjusted quoted prices in active markets for identical securities
■ Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
■ Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s holdings at March 31, 2026:
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Securities
Debt Securities
Government	$—	$1,659,129,024
Government-Related	—	312,981,646
Securitized	—	1,419,265,953
Corporate	—	1,515,533,764
Short-Term Investments
Repurchase Agreements	—	8,014,792
Money Market Fund	55,906,025	—
Total Securities	$55,906,025	$4,914,925,179
Other Investments
Futures Contracts
Depreciation	$(14,256,656)	$—
Currency Forward Contracts
Appreciation	—	11,170,912
Depreciation	—	(9,615,030)
Security transactions. Security transactions are recorded on the trade date.
Dodge & Cox Global Bond Fund / 8